As filed with the Securities and Exchange Commission
                                on March 2, 1999



                        Securities Act File No. 33-21722
                    Investment Company Act File No. 811-5550



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D. C. 20549


                                                                          _____
        Registration Statement Under The Securities Act of 1933           _____
                                                                          _____
                    Pre-Effective Amendment No.                           _____


                    Post-Effective Amendment No. l7                       __X__

                                     and/or
                                                                          _____
Registration Statement Under The Investment Company Act of 1940           _____
                                                                          _____
                            Amendment No. 19                              __X__


                        (Check appropriate box or boxes)



                             THE ALGER AMERICAN FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     1 World Trade Center
     Suite 9333
     New York, New York                                     10048
--------------------------------------------------------------------------------
(Address of Principal Executive Offices)                  (Zip Code)

Registrant's Telephone Number, including Area Code:       212-806-8800



                               Mr. Gregory S. Duch
                           Fred Alger Management, Inc.
                              1 World Trade Center
                                   Suite 9333
                               New York, NY 10048
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)



                              Page 1 of _____ Pages
                           Exhibit Index at Page _____

It is proposed that this filing will become effective (check appropriate box):


_____
_____     immediately upon filing pursuant to paragraph (b), or



_____
__X__     on [May 1, 1999]  pursuant to paragraph (b), or


_____
_____     60 days after filing pursuant to paragraph (a), or



_____
_____     on [date] pursuant to paragraph (a)(2) of Rule 485


                                   ----------

                                    THE ALGER |
                                AMERICAN FUND |
                                              |
        A POOLED FUNDING  VEHICLE  FOR:       |
        o VARIABLE ANNUITY CONTRACTS          | 1 WORLD TRADE CENTER
        o VARIABLE LIFE INSURANCE POLICIES    | SUITE 9333
        o QUALIFIED PENSION PLANS             | NEW YORK, NY 10048
        o QUALIFIED RETIREMENT PLANS          | 1-800-992-3863






                                   PROSPECTUS

                                  MAY 1, 1999

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
       ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
              ALGER AMERICAN GROWTH PORTFOLIO
            ALGER AMERICAN BALANCED PORTFOLIO
    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
      ALGER AMERICAN INCOME &GROWTH PORTFOLIO






As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE ALGER
AMERICAN FUND




PROSPECTUS

MAY 1, 1999




     TABLE OF CONTENTS
-----------------------------------------------------------------

2 ..........  Risk/Return Summary: Investments,
              Risks & Performance

      2 ....  INVESTMENTS

              Alger American Small
                 Capitalization Portfolio ...................   2
              Alger American MidCap
                 Growth Portfolio ...........................   2
              Alger American Growth Portfolio ...............   2
              Alger American Balanced Portfolio .............   2
              Alger American Leveraged
                 AllCap Portfolio ...........................   2
              Alger American Income &
                 Growth Portfolio ...........................   3

      3 ....   Principal Risks

              Alger American Small
                 Capitalization Portfolio ...................   3
              Alger American MidCap
                 Growth Portfolio ...........................   3
              Alger American Growth Portfolio ...............   3
              Alger American Balanced Portfolio .............   3
              Alger American Leveraged
                 AllCap Portfolio ...........................   3
              Alger American Income &
                 Growth Portfolio ...........................   3

      4 ....  Performance

              Alger American Small
              Capitalization Portfolio ......................   4
              Alger American Growth Portfolio ...............   4
              Alger American MidCap
                 Growth Portfolio ...........................   5
              Alger American Balanced Portfolio .............   5
              Alger American Leveraged
                 AllCap Portfolio ...........................   5
              Alger American Income &
                 Growth Portfolio ...........................   5

6 ..........  Fees and Expenses
7 ..........  Management & Organization
7 ..........  Shareholder Information

              Distributor                                       7
              Transfer Agent                                    7
              Purchasing and Redeeming Fund Shares              8


9 ..........  Financial Highlights


Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS &
PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND

The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios (other than the fixed-income portion of the Balanced Portfolio) invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

THE ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell(R) 2000 Growth Index or the S&P(R) SmallCap 600 Index.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN MIDCAP GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P(R) MidCap 400 Index.

ALGER AMERICAN GROWTH PORTFOLIO

GOAL

The Alger American Growth Portfolio seeks long-term capital appreciation.

APPROACH


It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.


ALGER AMERICAN BALANCED PORTFOLIO

GOAL

The Alger American Balanced Portfolio seeks current income and long-term capital appreciation.

APPROACH


It focuses on stocks of companies with growth potential and fixed-income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation. Under normal circumstances, the portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the 4 highest rating categories by an established rating agency or if not rated, which are determined by the Fund's Manager to be of comparable quality. Ordinarily, at least 25% of the portfolio's net assets are invested in fixed-income securities.


Alger American Leveraged AllCap Portfolio

GOAL

The  Alger  American   Leveraged  AllCap   Portfolio  seeks  long-term   capital
appreciation.

APPROACH

Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.

The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.


ALGER AMERICAN INCOME &GROWTH PORTFOLIO

GOAL

The Alger American Income &Growth Portfolio primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation.

APPROACH

The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

[GRAPHIC OMITTED]

PRINCIPAL RISKS

RISKS APPLICABLE TO ALL EQUITY PORTFOLIOS


As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.


A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN
SMALL CAPITALIZATION PORTFOLIO


An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources


RISKS APPLICABLE TO ALGER AMERICAN
MIDCAP GROWTH PORTFOLIO


An additional risk of investing in the portfolio is:

o  the possibility of greater risk by investing in medium-sized companies rather
   than  larger,   more   established   companies   owing  to  such  factors  as
   inexperienced management and limited financial resources


RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Equity Portfolios."

RISKS APPLICABLE TO ALGER AMERICAN
BALANCED PORTFOLIO

The primary risks arising from the fixed-income portion of the portfolio are:

o  fixed income securities' sensitivity to interest rate movements

o the potential for a decline in the portfolio's market value in the event of an issuer's falling credit rating or actual default

The primary risks for the equity portion of the portfolio are those summarized above in "Risks Applicable to All Equity Portfolios."

RISKS APPLICABLE TO ALGER AMERICAN
LEVERAGED ALLCAP PORTFOLIO


An additional risk of investing in the portfolio is:


o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed

RISKS APPLICABLE TO ALGER AMERICAN
INCOME & GROWTH PORTFOLIO


An additional risk of investing in the portfolio is:


o the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons

[GRAPHIC OMITTED]

PERFORMANCE

The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

o S&P 500 Index(R): An index of large company common stocks considered to be representative of the U.S. stock market in general.

o Russell 2000 Growth Index(R): An index of common stocks designed to track performance of small capitalization companies.

o S&P Midcap 400 Index(R): An index of common stocks designed to track performance of medium capitalization companies.

o Lehman Brothers Government/Corporate Bond Index(R): An index designed to track performance of government and corporate bonds.


Since the Balanced Portfolio invests in both equity and fixed income securities, you should compare its performance to both indexes presented.



ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)

[Graph]

64.48   8.71   57.54   3.55    13.28    -4.38    44.31     4.18    11.39   15.53
-----  -----   -----   ----    -----    -----    -----    -----    -----   -----
 89      90      91     92       93       94       95       96       97      98


Best Quarter:      25.73%     Q1    1991
Worst Quarter:    -20.72%     Q3    1990

Average Annual Total Return as of December 31, 1998

                                                Since
                                              Inception
                    1 Year   5 Years 10 Years (9/21/88)
-------------------------------------------------------
American Small
  Capitalization     15.53%    13.09%  19.85%   18.86%
Russell 2000 Growth
  Index(R)            1.23%    10.22%  11.54%   11.22%



ALGER AMERICAN GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)

[Graph]


4.14    40.39     12.38    22.47     1.45      36.37    13.35    25.75    48.07
----   ------     -----    -----     ----      -----    -----    -----    -----
 90      91        92       93        94         95       96       97       98


Best Quarter:       25.93%    Q4      1998
Worst Quarter:     -16.21%    Q3      1990

Average Annual Total Return as of December 31, 1998


                                                 Since
                                               Inception
                            1 Year   5 Years    (1/9/89)
----------------------------------------------------------
American Growth             48.07%   23.90%     22.03%
S&P 500 Index(R)            28.58%   24.06%     19.05%

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)

[GRAPH]
-1.54    44.45    11.9   15.01     30.30
-----    -----    ----   -----     -----
  94       95      96      97       98

Best Quarter:     27.07%     Q4     1998
Worst Quarter:   -14.91%     Q3     1998

Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                            1 Year   5 Years (5/3/93)
------------------------------------------------------
American MidCap             30.30%   18.98%   23.50%
S&P Midcap 400 Index        19.11%   18.84%   18.99%


ALGER AMERICAN BALANCED PORTFOLIO

Annual Total Return as of December 31 each year (%)

[Graph]
6.53    4.7    9.48    7.79    -4.27     28.62    10.17    19.82    31.51
----    ---   -----    ----   ------     -----    -----    -----    -----
 90      91     92      93      94         95       96       97       98

Best Quarter:    16.94%    Q4       1998
Worst Quarter:   -5.70%    Q1       1994

Average Annual Total Return as of December 31, 1998


                                                 Since
                                               Inception
                            1 Year   5 Years   (9/5/89)
---------------------------------------------------------
American Balanced           31.51%   16.41%     12.05%
S&P 500 Index               28.58%   24.06%     17.44%
Lehman Brothers Gov't/Corp
   Bond Index(R)             9.46%    7.30%      8.94%



ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

Annual Total Return as of December 31 each year (%)

[Graph]

12.04     19.68     57.83
-----     -----     -----
 96        97        98

Best Quarter:       31.95%    Q4      1998
Worst Quarter:      -5.70%    Q4      1997

Average Annual Total Return as of December 31, 1998

                                         Since
                                       Inception
                            1 Year     (1/25/95)
--------------------------------------------------
American Leveraged
  AllCap                    57.83%      39.34%
S&P 500 Index(R)            28.58%      30.43%


ALGER AMERICAN INCOME & GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)

[Graph]

7.40    0.28    23.51    8.64   10.34   -8.28   35.13   19.68    36.29    32.39
---     ----    -----    ----   -----   -----   -----   -----    -----    -----
89       90       91      92      93      94      95      96       97       98

Best Quarter:     21.37%   Q4       1998
Worst Quarter:    -13.94%  Q3       1990

Average Annual Total Return as of December 31, 1998

                                                  Since
                                                Inception
                   1 Year   5 Years  10 Years   (11/15/88)
-----------------------------------------------------------
American
  Income & Growth   32.39%  21.76%    15.62%     15.51%
S&P 500 Index(R)    28.58%  24.06%    19.21%     19.06%

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolios.


                                                                           ANNUAL FUND OPERATING
                                                                           EXPENSES
                                                                           (expenses that are deducted
                                                                           from Fund assets)
                         Shareholder Fees
                     (fees paid directly from                                                          TOTAL ANNUAL FUND
                         your investment)       Management Fees   Distribution Fees   Other Expenses   OPERATING EXPENSES
=========================================================================================================================
Alger American Small           None                   .85%               None              .04%               .89%
Capitalization
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Alger American                 None                   .80%               None              .04%               .84%
MidCap Growth
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Alger American                 None                   .75%               None              .04%               .79%
Growth
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Alger American                 None                   .75%               None              .17%               .92%
Balanced Portfolio
--------------------------------------------------------------------------------------------------------------------------
Alger American                 None                   .85%               None              .11%*              .96%
Leveraged AllCap
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Alger American                 None                  .635%               None             .075%               .70%
Income & Growth
Portfolio

*INCLUDE IN OTHER EXPENSES IS 0.03% OF INTEREST EXPENSE.





EXAMPLE


The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                               1 Year       3 Years      5 Years      10 Years
================================================================================
  ALGER AMERICAN SMALL          $91          $284         $493         $1,096
  CAPITALIZATION
  PORTFOLIO
--------------------------------------------------------------------------------
  ALGER AMERICAN                $86          $268         $466         $1,037
  MIDCAP GROWTH
  PORTFOLIO
--------------------------------------------------------------------------------
  ALGER AMERICAN                $81          $252         $439           $978
  GROWTH
  PORTFOLIO
--------------------------------------------------------------------------------
  ALGER AMERICAN                $94          $293         $509         $1,131
  BALANCED
  PORTFOLIO
--------------------------------------------------------------------------------
  ALGER AMERICAN                $98          $306         $531         $1,178
  LEVERAGED ALLCAP
  PORTFOLIO
--------------------------------------------------------------------------------
  ALGER AMERICAN                $72          $224         $390           $871
  INCOME &GROWTH
  PORTFOLIO


The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

ADDITIONAL INFORMATION ABOUT
THE FUND'S INVESTMENTS


Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.


Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, NY 10048


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/98) $6.64 billion in mutual fund assets as well as $3.95 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization and Leveraged AllCap Portfolios--.85%; MidCap Growth Portfolio--.80%; Growth and Balanced Portfolios--.75%; Income & Growth Portfolio--.625%.


PORTFOLIO MANAGERS


David Alger, Seilai Khoo, Ron Tartaro and Steven Thumm are the individuals responsible for the day-to-day management of the portfolios' investments. Mr. Alger, a manager of all of the portfolios since their inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a co-manager of the Small Capitalization and Leveraged AllCap Portfolios, has been employed by the Manager since 1989, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995. Mr. Tartaro, a co-manager of the MidCap Growth, Growth, Income & Growth and Balanced Portfolios, has been employed by the Manager since 1990, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995. Steven Thumm serves as co-manager of the Balanced Portfolio. He has been employed by the Manager as a fixed income analyst since 1991.


YEAR 2000

The Fund's Manager and Distributor (Fred Alger & Company, Incorporated) have advised the Fund that they are implementing a Year 2000 plan to address any issues arising from computer systems' potentially erroneous reading of dates in the year 2000. Specifically, they are in the process of confirming that the Fund's service providers are resolving any Year 2000 issues as the millennium approaches. While there can be no assurance that there will be no impairment of services at that time, currently, it is not anticipated that shareholders' investments in the Fund will be impacted negatively as a result of the Fund's Year 2000 transition. However, people and resources have been devoted to this important review.

Year 2000 issues, real or perceived, may also adversely affect stock prices. The Manager intends to review SEC filings and other Year 2000 readiness information from companies in which the Fund may invest significantly, as well as readiness information from other sources. The Manager and the Fund have no reason to believe that such measures will not be sufficient to avoid a material adverse effect on the Fund's investments, although there can be no assurance that they will be.

[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302


NET ASSET VALUE

The price of one share is its "net asset value", or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.


The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Participants in variable annuity contracts, variable life insurance policies, and qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from these investment vehicles are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59-1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

NAV (NET ASSET VALUE) IS COMPUTED BY ADDING TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES AND THEN DIVIDING THE RESULT BY THE NUMBER OF ITS OUTSTANDING SHARES.

PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.


Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.


The Fund may redeem some shares "in kind", which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the years ended December 31, 1990 through 1998 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. The Financial Highlights, with the exception of the total return information, for the period ended December 31, 1989 have been audited by other independent accountants, who have expressed an unqualified opinion thereon. Arthur Andersen LLP's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.



ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

For a share outstanding throughout the period


                                                                                                       From
                                                                                                    May 3, 1993
                                                                                                   (commencement
                                                                                                 of operations) to
                                                           Year Ended December 31,                 December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1998        1997        1996       1995        1994       1993(i)
                                            -----       -----       -----      -----       -----      -------
Net asset value, beginning of period      $  24.18    $ 21.35     $ 19.44    $  13.46     $ 13.72     $ 10.00
                                          --------    --------    --------   --------     -------     -------
Net investment income (loss)                  0.00(ii)   (0.04)       0.03      (0.03)       0.00(ii)   (0.02)
Net realized and unrealized gain (loss)
 on investments                               6.95        3.20        2.29       6.01       (0.21)       3.88
                                          --------    --------    --------   --------     -------     -------
Total from investment operations              6.95        3.16        2.32       5.98       (0.21)       3.86
                                          --------    --------    --------   --------     -------     -------
Dividends from net investment income            --       (0.01)         --         --          --           --
Distributions from net realized gains        (2.26)      (0.32)      (0.41)        --       (0.05)      (0.14)

                                          --------    --------    --------   --------     -------     -------
Total Distributions                          (2.26)      (0.33)      (0.41)        --       (0.05)      (0.14)
                                          --------    --------    --------   --------     -------     -------
Net asset value, end of period            $  28.87    $  24.18    $  21.35   $  19.44     $ 13.46     $ 13.72
                                          ========    ========    ========   ========     =======     =======
Total Return                                30.30%      15.01%      11.90%     44.45%      (1.54%)     38.67%
                                          ========    ========    ========   ========     =======     =======
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                          $689,571    $444,967    $394,847   $185,349     $62,178     $21,301
                                          ========    ========    ========   ========     =======     =======
 Ratio of expenses to average net assets     0.84%       0.84%       0.84%      0.90%       0.97%       1.50%(iii)
                                          ========    ========    ========   ========     =======     =======
 Ratio of net investment income (loss)
  to average net assets                      0.00%      (0.15%)      0.08%     (0.25%)      0.03%      (0.58%)
                                          ========    ========    ========   ========     =======     =======
 Portfolio Turnover Rate                   152.21%     151.98%      90.97%    104.74%      83.96%      67.22%
                                          ========    ========    ========   ========     =======     =======

  (i) Ratios have been annualized; total return has not been annualized.
 (ii) Amount was computed based on average shares outstanding durin the period.
(iii) Amounts have been reduced by 0.33% due to expense reimbursements.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR


                                                                 Year Ended December 31,
---------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year      $    43.75       $  40.91     $    39.41      $  27.31       $  30.88
                                        ----------       --------     ----------      --------       --------
Net investment income (loss)                 (0.02)         (0.05)(i)      (0.04)(i)     (0.09)         (0.03)(i)
Net realized and unrealized gain (loss)
 on investments                               6.30           4.45           1.70         12.19          (1.45)
                                        ----------       --------     ----------      --------       --------
Total from investment operations              6.28           4.40           1.66         12.10          (1.48)
                                        ----------       --------     ----------      --------       --------
Dividends from net investment income            --             --             --            --             --
Distributions from net realized gains        (6.06)         (1.56)         (0.16)           --          (2.09)

                                        ----------       --------     ----------      --------       --------
Total distributions                          (6.06)         (1.56)         (0.16)           --          (2.09)
                                        ----------       --------     ----------      --------       --------
Net asset value, end of year            $    43.97       $  43.75     $    40.91      $  39.41        $ 27.31
                                        ==========       ========     ==========      ========       ========
Total Return                                15.53%         11.39%          4.18%        44.31%         (4.38%)
                                        ==========       ========     ==========      ========       ========
Ratios and Supplemental Data:

 Net assets, end of year
     (000's omitted)                     1,216,584       $997,586     $1,469,518      $984,212       $397,037
                                        ==========       ========     ==========      ========       ========
 Ratio of expenses to average net assets     0.89%          0.89%          0.88%         0.92%          0.96%
                                        ==========       ========     ==========      ========       ========
 Ratio of net investment income (loss)

  to average net assets                     (0.20%)        (0.12%)        (0.09%)       (0.48%)        (0.10%)
                                        ==========       ========     ==========      ========       ========
 Portfolio Turnover Rate                   142.90%        104.43%        110.04%        80.66%        117.61%
                                        ==========       ========     ==========      ========       ========

                                                                      Year Ended December 31,
---------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990           1989
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year        $  27.26       $  26.79       $  17.02      $  15.79       $   9.60
                                          --------       --------       --------      --------       --------
Net investment income (loss)                 (0.05)         (0.06)         (0.03)         0.02           0.04
Net realized and unrealized gain (loss)
 on investments                               3.67           0.91           9.82          1.35           6.15
                                          --------       --------       --------      --------       --------
Total from investment operations              3.62           0.85           9.79          1.37           6.19
                                          --------       --------       --------      --------       --------
Dividends from net investment income            --             --          (0.02)        (0.01)            --
Distributions from net realized gains           --          (0.38)            --         (0.13)            --
                                          --------       --------       --------      --------       --------
Total distributions                             --          (0.38)         (0.02)        (0.14)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  30.88       $  27.26       $  26.79      $  17.02       $  15.79
                                          ========       ========       ========      ========       ========
Total Return                                13.28%          3.55%         57.54%         8.71%         64.48%(ii)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $238,850       $135,718       $ 56,798      $  7,149       $    569
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     1.03%          0.98%          1.06%         1.50%(iii)     1.50%(iii)
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                     (0.35%)        (0.37%)        (0.12%)        0.50%          1.11%
                                          ========       ========       ========      ========       ========
  Portfolio Turnover Rate                   148.07%        108.06%        125.90%       132.46%        133.61%
                                          ========       ========       ========      ========       ========

  (i) Amount was computed based on average shares outstanding during the year
 (ii) Unaudited

(iii) Amounts have been reduced by 0.33% and 9.15% for the years ended December 31, 1990 and 1989, respectively, due to expense reimbursements.

ALGER AMERICAN GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 Year Ended December 31,
--------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            -----          -----          -----         -----          -----
Net asset value, beginning of period    $    42.76     $    34.33       $  31.16      $  23.13       $  24.67
                                        ----------     ----------       --------      --------       --------
Net investment income (loss)                  0.09           0.13           0.12          0.02           0.07
Net realized and unrealized gain (loss)
 on investments                              18.32           8.66           4.00          8.33           0.15
                                        ----------     ----------       --------      --------       --------
Total from investment operations             18.41           8.79           4.12          8.35           0.22
                                        ----------     ----------       --------      --------       --------
Dividends from net investment income         (0.13)         (0.13)         (0.02)        (0.07)         (0.03)
Distributions from net realized gains        (7.82)         (0.23)         (0.93)        (0.25)         (1.73)
                                        ----------     ----------       --------      --------       --------
Total Distributions                          (7.95)         (0.36)         (0.95)        (0.32)         (1.76)
                                        ----------     ----------       --------      --------       --------
Net asset value, end of period          $    53.22        $ 42.76        $ 34.33       $ 31.16        $ 23.13
                                        ==========     ==========       ========      ========       ========
Total Return                                48.07%         25.75%         13.35%        36.37%          1.45%
                                        ==========     ==========       ========      ========       ========
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                        $1,905,719     $1,072,529       $991,028      $502,974       $150,390
                                        ==========     ==========       ========      ========       ========

 RATIO OF EXPENSES TO AVERAGE NET ASSETS     0.79%          0.79%          0.79%         0.85%          0.86%
                                        ==========     ==========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      0.25%          0.27%          0.50%         0.18%          0.48%
                                        ==========     ==========       ========      ========       ========
 Portfolio Turnover Rate                   127.38%        129.50%         82.86%       118.33%        111.76%
                                        ==========     ==========       ========      ========       ========

                                                                                                       From
                                                                                                  January 9, 1989
                                                                                                   (commencement
                                                                                                 of operations) to
                                          Year Ended December 31,                                  December 31,
------------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990         1989(ii)
                                            -----          -----          -----         -----         -------
Net asset value, beginning of period      $  20.17       $  18.00       $  12.86      $  12.41       $  10.00
                                          --------       --------       --------      --------       --------
Net investment income (loss)                  0.03           0.03           0.08(i)       0.07           0.09
Net realized and unrealized gain (loss)
 on investments                               4.50           2.19           5.11          0.44           2.32
                                          --------       --------       --------      --------       --------
Total from investment operations              4.53           2.22           5.19          0.51           2.41
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.03)         (0.03)         (0.05)        (0.06)            --
Distributions from net realized gains           --          (0.02)            --            --             --
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.03)         (0.05)         (0.05)        (0.06)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of period            $  24.67       $  20.17       $  18.00      $  12.86       $  12.41
                                          ========       ========       ========      ========       ========
Total Return                                22.47%         12.38%         40.39%         4.14%         24.10%(iii)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:

Net assets, end of period
 000's omitted)                           $ 74,878       $ 30,316       $ 10,094      $  1,228       $    171
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.97%          0.99%          1.29%         1.50%(iv)      1.50%(iv)
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      0.25%          0.33%          0.52%         1.69%          1.30%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   112.64%         63.91%         58.95%        86.77%         79.59%
                                           ========       ========       ========      ========       ========


 (i)  Amount was computed based on average shares outstanding during the period.
 (ii) Ratios have been annualized; total return has not been annualized
(iii) Unaudited

 (iv) Amounts have been reduced by 2.31% and 7.32% for the years ended December 31, 1990 and 1989, respectively, due to expense reimbursements.

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                                 Year Ended December 31,
-------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year        $  10.99        $  8.42       $  17.79      $  13.30       $  15.31
                                          --------       --------       --------      --------       --------
Net investment income                         0.03           0.03           0.09(ii)      0.11(ii)       0.17
Net realized and unrealized gain (loss)
 on investments                               3.30           2.94           1.87          4.54          (1.47)
                                          --------       --------       --------      --------       --------
Total from investment operations              3.33           2.97           1.96          4.65          (1.30)
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.04)         (0.04)         (0.33)        (0.16)         (0.15)
Distributions from net realized gains        (1.16)         (0.36)        (11.00)           --          (0.56)
                                          --------       --------       --------      --------       --------
Total Distributions                          (1.20)         (0.40)        (11.33)        (0.16)         (0.71)
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  13.12       $  10.99        $  8.42      $  17.79       $  13.30
                                          ========       ========       ========      ========       ========
Total Return                                32.39%         36.29%         19.68%        35.13%         (8.28%)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                          $ 77,926       $ 47,399       $ 20,910      $  8,639       $ 29,135
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.70%          0.74%          0.81%         0.75%          0.75%
                                          ========       ========       ========      ========       ========
 Decrease reflected in above expense
  ratios due to expense reimbursements         --              --             --            --             --

                                          ========       ========       ========      ========       ========
 Ratio of net investment income to
  average net assets                         0.31%          0.56%          0.94%         0.61%          1.22%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   131.67%        150.09%        121.60%       164.05%        177.97%
                                          ========       ========       ========      ========       ========

                                                                Year Ended December 31,
---------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990           1989
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year        $  13.93       $  13.08       $  10.67      $  10.74       $  10.00
                                          --------       --------       --------      --------       --------
Net investment income                         0.07           0.08           0.09          0.11           0.18
Net realized and unrealized gain (loss)
 on investments                               1.37           1.02           2.41         (0.08)          0.56
                                          --------       --------       --------      --------       --------
Total from investment operations              1.44           1.10           2.50          0.03           0.74
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.06)         (0.12)         (0.09)        (0.10)            --
Distributions from net realized gains           --          (0.13)            --            --             --
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.06)         (0.25)         (0.09)        (0.10)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  15.31       $  13.93       $  13.08      $  10.67       $  10.74
                                          ========       ========       ========      ========       ========
Total Return                                10.34%          8.64%         23.51%         0.28%          7.40%(i)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                          $ 31,895       $  8,671       $  2,663      $    436       $     98
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.97%          1.25%          1.25%         1.25%          1.25%
                                          ========       ========       ========      ========       ========
 Decrease reflected in above expense
  ratios due to expense reimbursements          --          0.01%          0.66%         5.41%         23.72%
                                          ========       ========       ========      ========       ========
 Ratio of net investment income to
  average net assets                         1.51%          1.62%          2.54%         3.61%          7.36%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   105.80%        100.62%         61.11%        56.90%             --
                                          ========       ========       ========      ========       ========


  (i) Unaudited.
 (ii) Amount was computed based on average shares outstanding during the period.

ALGER AMERICAN BALANCED PORTFOLIO (I)

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 Year Ended December 31,
---------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            -----          -----          -----         -----          -----
Net asset value, beginning of period      $  10.76       $   9.24       $  13.64      $  10.80       $  11.58
                                          --------       --------       --------      --------       --------
Net investment income (loss)                  0.19           0.17           0.21(iv)      0.33(iv)       0.20
Net realized and unrealized gain (loss)
 on investments                               3.02           1.63           1.01          2.73          (0.70)
                                          --------       --------       --------      --------       --------
Total from investment operations              3.21           1.80           1.22          3.06          (0.50)
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.18)         (0.12)         (0.73)        (0.22)         (0.13)
Distributions from net realized gains        (0.81)         (0.16)         (4.89)           --          (0.15)
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.99)         (0.28)         (5.62)        (0.22)         (0.28)
                                          --------       --------       --------      --------       --------
Net asset value, end of period            $  12.98       $  10.76       $   9.24      $  13.64       $  10.80
                                          ========       ========       ========      ========       ========
Total Return                                31.51%         19.82%         10.17%        28.62%         (4.27%)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                          $ 28,208       $ 16,614       $ 10,486      $  3,671       $ 10,394
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.92%          1.01%          1.14%         1.00%          1.08%
                                          ========       ========       ========      ========       ========
 Decrease reflected in above expense
  ratios due to expense reimbursements          --             --             --            --             --
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      2.09%          2.14%          2.06%         2.49%          2.30%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                    94.64%        105.01%         68.66%       113.02%         78.80%
                                          ========       ========       ========      ========       ========

                                                                                                     From
                                                                                               September 5, 1989
                                                                                                 (commencement
                                                                                               of operations) to
                                          Year Ended December 31,                                December 31,
--------------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990         1989(ii)
                                            -----          -----          -----         -----         -------
Net asset value, beginning of period      $  10.77       $  10.02       $  10.01      $  10.04       $  10.00
                                          --------       --------       --------      --------       --------
Net investment income (loss)                  0.15           0.22           0.45          0.66           0.22
Net realized and unrealized gain (loss)
 on investments                               0.69           0.72           0.01         (0.03)          0.04
                                          --------       --------       --------      --------       --------
Total from investment operations              0.84           0.94           0.46          0.63           0.26
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.03)         (0.19)         (0.45)        (0.66)         (0.22)
Distributions from net realized gains           --             --             --            --             --
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.03)         (0.19)         (0.45)        (0.66)         (0.22)
                                          --------       --------       --------      --------       --------
Net asset value, end of period            $  11.58       $  10.77       $  10.02      $  10.01       $  10.04
                                          ========       ========       ========      ========       ========
Total Return                                 7.79%          9.48%          4.70%         6.53%          2.65%(iii)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
  Net assets, end of period
   (000's omitted)                        $  7,848       $  4,009       $  1,487      $    365       $    131
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     1.25%          1.25%          1.25%         1.25%          1.25%
                                          ========       ========       ========      ========       ========
 Decrease reflected in above expense
  ratios due to expense reimbursements       0.19%          0.42%          1.37%         4.81%          5.89%
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      2.05%          1.99%          4.22%         6.60%          6.92%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                     85.46%        15.27%             --       132.55%             --
                                          ========       ========       ========      ========       ========

  (i) Prior to October 1, 1992, the Alger American Balanced Portfolio was the Alger American Fixed Income Portfolio.
 (ii) Ratios have been annualized; total return has not been annualized.
(iii) Unaudited
 (iv) Amount was computed based on average shares outstanding during the period.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                                       From
                                                                                                 January 25, 1995
                                                                                                   (commencement
                                                                                                 of operations) to
                                                                       Year Ended December 31,     December 31,
--------------------------------------------------------------------------------------------------------------------
                                                                  1998       1997        1996       1995(i)
                                                                  -----      -----       -----      -------
Net asset value, beginning of period                             $   23.17  $   19.36     $ 17.43     $ 10.00
                                                                 ---------  ---------   ---------    --------
Net investment income (loss)                                         (0.05)     (0.03)      (0.03)(ii)  (0.03)
Net realized and unrealized gain on investments                      12.99       3.84        2.14        7.46
                                                                 ---------  ---------   ---------    --------
Total from investment operations                                     12.94       3.81        2.11        7.43
Distributions from net realized gains                                (1.21)        --       (0.18)         --
                                                                 ---------  ---------   ---------    --------
Net asset value, end of period                                   $   34.90   $  23.17     $ 19.36     $ 17.43
                                                                 =========  =========   =========    ========
Total Return                                                        57.83%     19.68%      12.04%      74.30%
                                                                 =========  =========   =========    ========
Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)                       $ 101,710  $  53,488    $ 34,925     $ 5,497
                                                                 =========  =========   =========    ========
 Ratio of expenses excluding interest
  to average net assets                                              0.93%      0.96%       1.06%       1.50%
                                                                 =========  =========   =========    ========
 Ratio of expenses including interest
  to average net assets                                              0.96%      1.00%       1.09%       1.56%(iii)
                                                                 =========  =========   =========    ========
 Ratio of net investment income (loss)
  to average net assets                                             (0.27%)    (0.17%)     (0.15%)     (0.71%)
                                                                 =========  =========   =========    ========
 Portfolio Turnover Rate                                           143.59%    164.27%     102.10%     178.23%
                                                                 =========  =========   =========    ========
 Amount of debt outstanding at end of period                            --         --          --          --
                                                                 =========  =========   =========    ========
 Average amount of debt outstanding during the period            $ 246,101  $ 201,644   $  76,079    $  8,122
                                                                 =========  =========   =========    ========
 Average daily number of shares outstanding
  during the period                                              2,480,478  2,135,458   1,107,187      75,460
                                                                 =========  =========   =========    ========
 Average amount of debt per share during the period              $    0.10  $    0.09   $    0.07    $   0.11
                                                                 =========  =========   =========    ========

  (i) Ratios have been annualized; total return has not been annualized.
 (ii) Amount was computed based on average shares outstanding during the year.
(iii) Amount has been reduced by 2.36% due to expense reimbursements.

FOR FUND INFORMATION:

By telephone:   1-800-992-3863

By mail:        The Alger American Fund
                1 World Trade Center
                Suite 9333
                New York, NY 10048

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries to the Fund, by calling the Fund's toll-free number or by writing to the address above.


Another way you can obtain copies is by visiting the SEC's Public Reference Room or by forwarding your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED















THE ALGER AMERICAN FUND
SEC FILE #811-5550]

                                   THE ALGER  |
                                AMERICAN FUND |
                                              |
        A POOLED FUNDING  VEHICLE  FOR:       |
        o VARIABLE ANNUITY CONTRACTS          | 1 WORLD TRADE CENTER
        o VARIABLE LIFE INSURANCE POLICIES    | SUITE 9333
        o QUALIFIED PENSION PLANS             | NEW YORK, NY 10048
        o QUALIFIED RETIREMENT PLANS          | 1-800-992-3863





                                   PROSPECTUS

                                  MAY 1, 1999

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
       ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
              ALGER AMERICAN GROWTH PORTFOLIO
    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
      ALGER AMERICAN INCOME &GROWTH PORTFOLIO






As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                       THE ALGER
                                                                   AMERICAN FUND

                                   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                          ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                                 ALGER AMERICAN GROWTH PORTFOLIO
                                       ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
                                         ALGER AMERICAN INCOME &GROWTH PORTFOLIO


                                                                      PROSPECTUS

                                                                     MAY 1, 1999


     TABLE OF CONTENTS
-------------------------------------------------------------------

2 ........... Risk/Return Summary: Investments,
              Risks & Performance

      2 ..... Investments

              Alger American Small
                Capitalization Portfolio ....................  2
              Alger American MidCap
                Growth Portfolio ............................  2
              Alger American Growth Portfolio ...............  2
              Alger American Leveraged
                AllCap Portfolio ............................  2
              Alger American Income &
                Growth Portfolio ............................  2

      3 ..... Principal Risks

              Alger American Small
                Capitalization Portfolio ....................  3
              Alger American MidCap
                Growth Portfolio ............................  3
              Alger American Growth Portfolio ...............  3
              Alger American Leveraged
                AllCap Portfolio ............................  3
              Alger American Income &
                Growth Portfolio ............................  3

      3 ..... Performance

              Alger American Small
                Capitalization Portfolio ....................  4
              Alger American MidCap
                Growth Portfolio ............................  4
              Alger American Growth Portfolio ...............  4
              Alger American Leveraged
                AllCap Portfolio ............................  4
              Alger American Income &
                Growth Portfolio ............................  5

5 ........... FEES AND EXPENSES
6 ........... Management & Organization
7 ........... Shareholder Information

              Distributor ...................................  7
              Transfer Agent ................................  7
              Purchasing and Redeeming Fund Shares ..........  7

8 ........... Financial Highlights

Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND


The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


o High Unit  Volume Growth

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

THE ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell(R) 2000 Growth Index or the S&P(R) SmallCap 600 Index


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN MIDCAP GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P(R) MidCap 400 Index.

ALGER AMERICAN GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH


It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

GOAL

THE  ALGER  AMERICAN   LEVERAGED  ALLCAP   PORTFOLIO  SEEKS  LONG-TERM   CAPITAL
APPRECIATION.

APPROACH

Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.


The portfolio can leverage, that is, borrow money, up to 1/3 of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.


ALGER AMERICAN INCOME &GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN INCOME &GROWTH PORTFOLIO PRIMARILY SEEKS TO PROVIDE A HIGH LEVEL OF DIVIDEND INCOME; ITS SECONDARY GOAL IS TO PROVIDE CAPITAL APPRECIATION.

APPROACH

The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

[GRAPHIC OMITTED]

PRINCIPAL RISKS

RISKS APPLICABLE TO ALL PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investmentsyou could make such as bonds. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.


A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.


There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN
SMALL CAPITALIZATION PORTFOLIO


An additional risk of investing in the portfolio is:


o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN
MIDCAP GROWTH PORTFOLIO


An additional risk of investing in the portfolio is:

o  the possibility of greater risk by investing in medium-sized companies rather
   than  larger,   more   established   companies   owing  to  such  factors  as
   inexperienced management and limited financial resources


RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Portfolios."

RISKS APPLICABLE TO ALGER AMERICAN
LEVERAGED ALLCAP PORTFOLIO


An additional risk of investing in the portfolio is:


o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed

RISKS APPLICABLE TO ALGER AMERICAN
INCOME & GROWTH PORTFOLIO


An additional risk of investing in the portfolio is:


o the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons

[GRAPHIC OMITTED]

PERFORMANCE


The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.


The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index.

o S&P 500 Index(R): An index of large company common stocks considered to be representative of the U.S. stock market in general.

o Russell 2000 Growth Index(R): An index of common stocks designed to track performance of small capitalization companies.

o S&P Midcap 400 Index(R): An index of common stocks designed to track performance of medium capitalization companies.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)

[Graph]

64.48   8.71   57.54   3.55    13.28    -4.38    44.31     4.18    11.39   15.53
-----  -----   -----   ----    -----    -----    -----    -----    -----   -----
 89      90      91     92       93       94       95       96       97      98


Best Quarter:      25.73%     Q1    1991
Worst Quarter:    -20.72%     Q3    1990

Average Annual Total Return as of December 31, 1998

                                                Since
                                              Inception
                    1 Year   5 Years 10 Years (9/21/88)
-------------------------------------------------------
American Small
  Capitalization     15.53%    13.09%  19.85%   18.86%
Russell 2000 Growth
  Index(R)            1.23%    10.22%  11.54%   11.22%



ALGER AMERICAN GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)

[Graph]


4.14    40.39     12.38    22.47     1.45      36.37    13.35    25.75    48.07
----   ------     -----    -----     ----      -----    -----    -----    -----
 90      91        92       93        94         95       96       97       98


Best Quarter:       25.93%    Q4      1998
Worst Quarter:     -16.21%    Q3      1990

Average Annual Total Return as of December 31, 1998


                                                 Since
                                               Inception
                            1 Year   5 Years    (1/9/89)
----------------------------------------------------------
American Growth             48.07%   23.90%     22.03%
S&P 500 Index(R)            28.58%   24.06%     19.05%


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)


-1.54    44.45    11.9   15.01     30.30
-----    -----    ----   -----     -----
  94       95      96      97       98

Best Quarter:     27.07%     Q4     1998
Worst Quarter:   -14.91%     Q3     1998

Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                            1 Year   5 Years (5/3/93)
------------------------------------------------------
American MidCap             30.30%   18.98%   23.50%
S&P Midcap 400 Index        19.11%   18.84%   18.99%


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

Annual Total Return as of December 31 each year (%)

[Graph]

12.04     19.68     57.83
-----     -----     -----
 96        97        98

Best Quarter:       31.95%    Q4      1998
Worst Quarter:      -5.70%    Q4      1997

Average Annual Total Return as of December 31, 1998

                                         Since
                                       Inception
                            1 Year     (1/25/95)
--------------------------------------------------
American Leveraged
  AllCap                    57.83%      39.34%
S&P 500 Index(R)            28.58%      30.43%

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)

[Graph]


7.40    0.28    23.51    8.64   10.34   -8.28   35.13   19.68    36.29    32.39
---     ----    -----    ----   -----   -----   -----   -----    -----    -----
89       90       91      92      93      94      95      96       97       98


Best Quarter:     21.37%   Q4       1998
Worst Quarter:   -13.94%   Q3       1990

Average Annual Total Return as of December 31, 1998

                                                  Since
                                                Inception
                   1 Year   5 Years  10 Years   (11/15/88)
-----------------------------------------------------------
American
  Income & Growth   32.39%  21.76%    15.62%     15.51%
S&P 500 Index(R)    28.58%  24.06%    19.21%     19.06%


[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolios.




                                                                              ANNUAL FUND OPERATING
                                                                              EXPENSES
                                                                              (expenses that are deducted
                                                                              from Fund assets)
                         SHAREHOLDER FEES
                     (fees paid directly from                                                          TOTAL ANNUAL FUND
                         your investment)       Management Fees   Distribution Fees   Other Expenses   OPERATING EXPENSES
=========================================================================================================================
Alger American Small           None                   .85%               None              .04%               .89%
Capitalization
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Alger American                 None                   .80%               None              .04%               .84%
MidCap Growth
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Alger American                 None                   .75%               None              .04%               .79%
Growth
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Alger American                 None                   .85%               None              .11%*              .96%
Leveraged AllCap
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Alger American                 None                  .635%               None             .075%               .70%
Income & Growth
Portfolio


*INCLUDED IN OTHER EXPENSES IS 0.03% OF INTEREST EXPENSE.

EXAMPLE


The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                             1 Year   3 Years   5 Years     10 Years
--------------------------------------------------------------------------------
  Alger American Small        $91      $284      $493        $1,096
  Capitalization
  Portfolio

  Alger American              $86      $268      $466        $1,037
  MidCap Growth
  Portfolio

  Alger American              $81      $252      $439          $978
  Growth
  Portfolio

  Alger American              $98      $306      $531        $1,178
  Leveraged AllCap
  Portfolio

  Alger American              $72      $224      $390          $871
  Income &Growth
  Portfolio


The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS


Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.


Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, NY 10048


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/98) $6.64 billion in mutual fund assets as well as $3.95 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization and Leveraged AllCap Portfolios -- .85%; MidCap Growth Portfolio--.80%; Growth Portfolio--
 .75%; Income & Growth Portfolio-- .625%.


PORTFOLIO MANAGERS


David Alger, Seilai Khoo and Ron Tartaro are the individuals responsible for the day-to-day management of the portfolios' investments. Mr. Alger, a manager of all of the portfolios since their inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a co-manager of the Small Capitalization and Leveraged AllCap Portfolios, has been employed by the Manager since 1989, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995. Mr. Tartaro, a co-manager of the MidCap Growth, Income & Growth and Growth Portfolios, has been employed by the Manager since 1990, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995.


YEAR 2000


The Fund's Manager and Distributor (Fred Alger & Company, Incorporated) have advised the Fund that they are implementing a Year 2000 plan to address any issues arising from computer systems' potentially erroneous reading of dates in the year 2000. Specifically, they are in the process of confirming that the Fund's service providers are resolving any Year 2000 issues as the millennium approaches. While there can be no assurance that there will be no impairment of services at that time, currently, it is not anticipated that shareholders' investments in the Fund will be impacted negatively as a result of the Fund's Year 2000 transition. However, people and resources have been devoted to this important review.

Year 2000 issues, real or perceived, may also adversely affect stock prices. The Manager intends to review SEC filings and other Year 2000 readiness information from companies in which the Fund may invest significantly, as well as readiness information from other sources. The Manager and the Fund have no reason to believe that such measures will not be sufficient to avoid a material adverse effect on the Fund's investments, although there can be no assurance that they will be.

[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302


NET ASSET VALUE
The price of one share is its "net asset value", or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.


The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.


DIVIDENDS AND
DISTRIBUTIONS
The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income.


Participants in variable annuity contracts, variable life insurance policies, and qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from these investment vehicles are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59-1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

NAV (NET ASSET VALUE) IS COMPUTED BY ADDING TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES AND THEN DIVIDING THE RESULT BY THE NUMBER OF ITS OUTSTANDING SHARES.

PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.


Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.


The Fund may redeem some shares "in kind", which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the years ended December 31, 1990 through 1998 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. The Financial Highlights, with the exception of the total return information, for the period ended December 31, 1989 have been audited by other independent accountants, who have expressed an unqualified opinion thereon. Arthur Andersen LLP's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.



ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR


                                                                 Year Ended December 31,
---------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year      $    43.75       $  40.91     $    39.41      $  27.31       $  30.88
                                        ----------       --------     ----------      --------       --------
Net investment income (loss)                 (0.02)         (0.05)(i)      (0.04)(i)     (0.09)         (0.03)(i)
Net realized and unrealized gain (loss)
 on investments                               6.30           4.45           1.70         12.19          (1.45)
                                        ----------       --------     ----------      --------       --------
Total from investment operations              6.28           4.40           1.66         12.10          (1.48)
                                        ----------       --------     ----------      --------       --------
Dividends from net investment income            --             --             --            --             --
Distributions from net realized gains        (6.06)         (1.56)         (0.16)           --          (2.09)
                                        ----------       --------     ----------      --------       --------
Total distributions                          (6.06)         (1.56)         (0.16)           --          (2.09)
                                        ----------       --------     ----------      --------       --------
Net asset value, end of year            $    43.97       $  43.75     $    40.91      $  39.41        $ 27.31
                                        ==========       ========     ==========      ========       ========
Total Return                                15.53%         11.39%          4.18%        44.31%         (4.38%)
                                        ==========       ========     ==========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year
     (000's omitted)                     1,216,584       $997,586     $1,469,518      $984,212       $397,037
                                        ==========       ========     ==========      ========       ========
 Ratio of expenses to average net assets     0.89%          0.89%          0.88%         0.92%          0.96%
                                        ==========       ========     ==========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                     (0.20%)        (0.12%)        (0.09%)       (0.48%)        (0.10%)
                                        ==========       ========     ==========      ========       ========
 Portfolio Turnover Rate                   142.90%        104.43%        110.04%        80.66%        117.61%
                                        ==========       ========     ==========      ========       ========

                                                                      Year Ended December 31,
---------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990           1989
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year        $  27.26       $  26.79       $  17.02      $  15.79       $   9.60
                                          --------       --------       --------      --------       --------
Net investment income (loss)                 (0.05)         (0.06)         (0.03)         0.02           0.04
Net realized and unrealized gain (loss)
 on investments                               3.67           0.91           9.82          1.35           6.15
                                          --------       --------       --------      --------       --------
Total from investment operations              3.62           0.85           9.79          1.37           6.19
                                          --------       --------       --------      --------       --------
Dividends from net investment income            --             --          (0.02)        (0.01)            --
Distributions from net realized gains           --          (0.38)            --         (0.13)            --
                                          --------       --------       --------      --------       --------
Total distributions                             --          (0.38)         (0.02)        (0.14)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  30.88       $  27.26       $  26.79      $  17.02       $  15.79
                                          ========       ========       ========      ========       ========
Total Return                                13.28%          3.55%         57.54%         8.71%         64.48%(ii)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $238,850       $135,718       $ 56,798      $  7,149       $    569
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     1.03%          0.98%          1.06%         1.50%(iii)     1.50%(iii)
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                     (0.35%)        (0.37%)        (0.12%)        0.50%          1.11%
                                          ========       ========       ========      ========       ========
  Portfolio Turnover Rate                   148.07%        108.06%        125.90%       132.46%        133.61%
                                          ========       ========       ========      ========       ========

  (i) Amount was computed based on average shares outstanding during the year
 (ii) Unaudited

(iii) Amounts have been reduced by 0.33% and 9.15% for the years ended December 31, 1990 and 1989, respectively, due to expense reimbursements.

ALGER AMERICAN GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 Year Ended December 31,
--------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            -----          -----          -----         -----          -----
Net asset value, beginning of period    $    42.76     $    34.33       $  31.16      $  23.13       $  24.67
                                        ----------     ----------       --------      --------       --------
Net investment income (loss)                  0.09           0.13           0.12          0.02           0.07
Net realized and unrealized gain (loss)
 on investments                              18.32           8.66           4.00          8.33           0.15
                                        ----------     ----------       --------      --------       --------
Total from investment operations             18.41           8.79           4.12          8.35           0.22
                                        ----------     ----------       --------      --------       --------
Dividends from net investment income         (0.13)         (0.13)         (0.02)        (0.07)         (0.03)
Distributions from net realized gains        (7.82)         (0.23)         (0.93)        (0.25)         (1.73)
                                        ----------     ----------       --------      --------       --------
Total Distributions                          (7.95)         (0.36)         (0.95)        (0.32)         (1.76)
                                        ----------     ----------       --------      --------       --------
Net asset value, end of period          $    53.22        $ 42.76        $ 34.33       $ 31.16        $ 23.13
                                        ==========     ==========       ========      ========       ========
Total Return                                48.07%         25.75%         13.35%        36.37%          1.45%
                                        ==========     ==========       ========      ========       ========
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                        $1,905,719     $1,072,529       $991,028      $502,974       $150,390
                                        ==========     ==========       ========      ========       ========

 RATIO OF EXPENSES TO AVERAGE NET ASSETS     0.79%          0.79%          0.79%         0.85%          0.86%
                                        ==========     ==========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      0.25%          0.27%          0.50%         0.18%          0.48%
                                        ==========     ==========       ========      ========       ========
 Portfolio Turnover Rate                   127.38%        129.50%         82.86%       118.33%        111.76%
                                        ==========     ==========       ========      ========       ========

                                                                                                       From
                                                                                                  January 9, 1989
                                                                                                   (commencement
                                                                                                 of operations) to
                                          Year Ended December 31,                                  December 31,
------------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990         1989(ii)
                                            -----          -----          -----         -----         -------
Net asset value, beginning of period      $  20.17       $  18.00       $  12.86      $  12.41       $  10.00
                                          --------       --------       --------      --------       --------
Net investment income (loss)                  0.03           0.03           0.08(i)       0.07           0.09
Net realized and unrealized gain (loss)
 on investments                               4.50           2.19           5.11          0.44           2.32
                                          --------       --------       --------      --------       --------
Total from investment operations              4.53           2.22           5.19          0.51           2.41
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.03)         (0.03)         (0.05)        (0.06)            --
Distributions from net realized gains           --          (0.02)            --            --             --
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.03)         (0.05)         (0.05)        (0.06)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of period            $  24.67       $  20.17       $  18.00      $  12.86       $  12.41
                                          ========       ========       ========      ========       ========
Total Return                                22.47%         12.38%         40.39%         4.14%         24.10%(iii)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:

Net assets, end of period
 000's omitted)                           $ 74,878       $ 30,316       $ 10,094      $  1,228       $    171
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.97%          0.99%          1.29%         1.50%(iv)      1.50%(iv)
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      0.25%          0.33%          0.52%         1.69%          1.30%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   112.64%         63.91%         58.95%        86.77%         79.59%
                                           ========       ========       ========      ========       ========


 (i)  Amount was computed based on average shares outstanding during the period.
 (ii) Ratios have been annualized; total return has not been annualized
(iii) Unaudited

 (iv) Amounts have been reduced by 2.31% and 7.32% for the years ended December 31, 1990 and 1989, respectively, due to expense reimbursements.

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

For a share outstanding throughout the year

                                                                 Year Ended December 31,
-------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year        $  10.99        $  8.42       $  17.79      $  13.30       $  15.31
                                          --------       --------       --------      --------       --------
Net investment income                         0.03           0.03           0.09(ii)      0.11(ii)       0.17
Net realized and unrealized gain (loss)
 on investments                               3.30           2.94           1.87          4.54          (1.47)
                                          --------       --------       --------      --------       --------
Total from investment operations              3.33           2.97           1.96          4.65          (1.30)
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.04)         (0.04)         (0.33)        (0.16)         (0.15)
Distributions from net realized gains        (1.16)         (0.36)        (11.00)           --          (0.56)
                                          --------       --------       --------      --------       --------
Total Distributions                          (1.20)         (0.40)        (11.33)        (0.16)         (0.71)
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  13.12       $  10.99        $  8.42      $  17.79       $  13.30
                                          ========       ========       ========      ========       ========
Total Return                                32.39%         36.29%         19.68%        35.13%         (8.28%)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                          $ 77,926       $ 47,399       $ 20,910      $  8,639       $ 29,135
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.70%          0.74%          0.81%         0.75%          0.75%
                                          ========       ========       ========      ========       ========
 Decrease reflected in above expense
  ratios due to expense reimbursements         --              --             --            --             --
                                          ========       ========       ========      ========       ========
 Ratio of net investment income to
  average net assets                         0.31%          0.56%          0.94%         0.61%          1.22%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   131.67%        150.09%        121.60%       164.05%        177.97%
                                          ========       ========       ========      ========       ========

                                                                Year Ended December 31,
---------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990           1989
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year        $  13.93       $  13.08       $  10.67      $  10.74       $  10.00
                                          --------       --------       --------      --------       --------
Net investment income                         0.07           0.08           0.09          0.11           0.18
Net realized and unrealized gain (loss)
 on investments                               1.37           1.02           2.41         (0.08)          0.56
                                          --------       --------       --------      --------       --------
Total from investment operations              1.44           1.10           2.50          0.03           0.74
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.06)         (0.12)         (0.09)        (0.10)            --
Distributions from net realized gains           --          (0.13)            --            --             --
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.06)         (0.25)         (0.09)        (0.10)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  15.31       $  13.93       $  13.08      $  10.67       $  10.74
                                          ========       ========       ========      ========       ========
Total Return                                10.34%          8.64%         23.51%         0.28%          7.40%(i)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                          $ 31,895       $  8,671       $  2,663      $    436       $     98
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.97%          1.25%          1.25%         1.25%          1.25%
                                          ========       ========       ========      ========       ========
 Decrease reflected in above expense
  ratios due to expense reimbursements          --          0.01%          0.66%         5.41%         23.72%
                                          ========       ========       ========      ========       ========
 Ratio of net investment income to
  average net assets                         1.51%          1.62%          2.54%         3.61%          7.36%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   105.80%        100.62%         61.11%        56.90%             --
                                          ========       ========       ========      ========       ========


 (i) Unaudited.
 (ii) Amount was computed based on average shares outstanding during the period.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                                       From
                                                                                                 January 25, 1995
                                                                                                   (commencement
                                                                                                 of operations) to
                                                                       Year Ended December 31,     December 31,
--------------------------------------------------------------------------------------------------------------------
                                                                  1998       1997        1996       1995(i)
                                                                  -----      -----       -----      -------
Net asset value, beginning of period                             $   23.17  $   19.36     $ 17.43     $ 10.00
                                                                 ---------  ---------   ---------    --------
Net investment income (loss)                                         (0.05)     (0.03)      (0.03)(ii)  (0.03)
Net realized and unrealized gain on investments                      12.99       3.84        2.14        7.46
                                                                 ---------  ---------   ---------    --------
Total from investment operations                                     12.94       3.81        2.11        7.43
Distributions from net realized gains                                (1.21)        --       (0.18)         --
                                                                 ---------  ---------   ---------    --------
Net asset value, end of period                                   $   34.90   $  23.17     $ 19.36      $17.43
                                                                 =========  =========   =========    ========
Total Return                                                        57.83%     19.68%      12.04%      74.30%
                                                                 =========  =========   =========    ========
Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)                       $ 101,710  $  53,488    $ 34,925     $ 5,497
                                                                 =========  =========   =========    ========
 Ratio of expenses excluding interest
  to average net assets                                              0.93%      0.96%       1.06%       1.50%
                                                                 =========  =========   =========    ========
 Ratio of expenses including interest
  to average net assets                                              0.96%      1.00%       1.09%       1.56%(iii)
                                                                 =========  =========   =========    ========
 Ratio of net investment income (loss)
  to average net assets                                             (0.27%)    (0.17%)     (0.15%)     (0.71%)
                                                                 =========  =========   =========    ========
 Portfolio Turnover Rate                                           143.59%    164.27%     102.10%     178.23%
                                                                 =========  =========   =========    ========
 Amount of debt outstanding at end of period                            --         --          --          --
                                                                 =========  =========   =========    ========
 Average amount of debt outstanding during the period            $ 246,101  $ 201,644   $  76,079    $  8,122
                                                                 =========  =========   =========    ========
 Average daily number of shares outstanding
  during the period                                              2,480,478  2,135,458   1,107,187      75,460
                                                                 =========  =========   =========    ========
 Average amount of debt per share during the period              $    0.10  $    0.09   $    0.07    $   0.11
                                                                 =========  =========   =========    ========

  (i) Ratios have been annualized; total return has not been annualized.
 (ii) Amount was computed based on average shares outstanding during the year.
(iii) Amount has been reduced by 2.36% due to expense reimbursements.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                                                       From
                                                                                                    May 3, 1993
                                                                                                   (commencement
                                                                                                 of operations) to
                                                           Year Ended December 31,                 December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1998        1997        1996       1995        1994       1993(i)
                                            -----       -----       -----      -----       -----      -------
Net asset value, beginning of period      $  24.18     $ 21.35     $ 19.44   $  13.46     $ 13.72     $ 10.00
                                          --------    --------    --------   --------     -------     -------
Net investment income (loss)                  0.00(ii)   (0.04)       0.03      (0.03)       0.00(ii)   (0.02)
Net realized and unrealized gain (loss)
 on investments                               6.95        3.20        2.29       6.01       (0.21)       3.88
                                          --------    --------    --------   --------     -------     -------
Total from investment operations              6.95        3.16        2.32       5.98       (0.21)       3.86
                                          --------    --------    --------   --------     -------     -------
Dividends from net investment income            --       (0.01)         --         --          --           --
Distributions from net realized gains        (2.26)      (0.32)      (0.41)        --       (0.05)      (0.14)
                                          --------    --------    --------   --------     -------     -------
Total Distributions                          (2.26)      (0.33)      (0.41)        --       (0.05)      (0.14)
                                          --------    --------    --------   --------     -------     -------
Net asset value, end of period            $  28.87    $  24.18    $  21.35   $  19.44     $ 13.46     $ 13.72
                                          ========    ========    ========   ========     =======     =======
Total Return                                30.30%      15.01%      11.90%     44.45%      (1.54%)     38.67%
                                          ========    ========    ========   ========     =======     =======
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                          $689,571    $444,967    $394,847   $185,349     $62,178     $21,301
                                          ========    ========    ========   ========     =======     =======
 Ratio of expenses to average net assets     0.84%       0.84%       0.84%      0.90%       0.97%       1.50%(iii)
                                          ========    ========    ========   ========     =======     =======
 Ratio of net investment income (loss)
  to average net assets                      0.00%      (0.15%)      0.08%     (0.25%)      0.03%      (0.58%)
                                          ========    ========    ========   ========     =======     =======
 Portfolio Turnover Rate                   152.21%     151.98%      90.97%    104.74%      83.96%      67.22%
                                          ========    ========    ========   ========     =======     =======


  (i) Ratios have been annualized; total return has not been annualized.
 (ii) Amount was computed based on average shares outstanding durin the period.

(iii) Amounts have been reduced by 0.33% due to expense reimbursements.

FOR FUND INFORMATION:

By telephone:   1-800-992-3863

By mail:        The Alger American Fund
                1 World Trade Center
                Suite 9333
                New York, NY 10048

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries to the Fund, by calling the Fund's toll-free number or by writing to the address above.


Another way you can obtain copies is by visiting the SEC's Public Reference Room or by forwarding your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED















THE ALGER AMERICAN FUND
SEC FILE #811-5550]

                                             THE ALGER  |
                                         AMERICAN FUND  |
                                                        |
                    A POOLED FUNDING VEHICLE FOR:       |
                    o VARIABLE ANNUITY CONTRACTS        |   1 WORLD TRADE CENTER
                    o VARIABLE LIFE INSURANCE POLICIES  |   SUITE 9333
                    o QUALIFIED PENSION PLANS           |   NEW YORK, NY 10048
                    o QUALIFIED RETIREMENT PLANS        |   1-800-992-3863



                                           PROSPECTUS

                                          MAY 1, 1999

        ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
               ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                      ALGER AMERICAN GROWTH PORTFOLIO
            ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO









As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency.

                                                                    THE ALGER
                                                                 AMERICAN FUND

                                 ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                        ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                               ALGER AMERICAN GROWTH PORTFOLIO
                                     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

                                                                    PROSPECTUS

                                                                   MAY 1, 1999




TABLE OF CONTENTS

2 ........... Risk/Return Summary: Investments,
              Risks & Performance

      2 ..... Investments

              Alger American Small
                 Capitalization Portfolio        2
              Alger American MidCap
                 Growth Portfolio                2
              Alger American Growth Portfolio    2
              Alger American Leveraged
                 AllCap Portfolio                2

      3 ..... Principal Risks

              Alger American Small
                 Capitalization Portfolio        3
              Alger American MidCap
                 Growth Portfolio                3
              Alger American Growth Portfolio    3
              Alger American Leveraged
                 AllCap Portfolio                3

      3 ..... Performance

              Alger American Small
                 Capitalization Portfolio        4
              Alger American MidCap
                 Growth Portfolio                4
              Alger American Growth Portfolio    4
              Alger American Leveraged
                 AllCap Portfolio                4

      5 ..... Fees and Expenses

      5 ..... Management & Organization

      6 ..... Shareholder Information

              Distributor                        6

              Transfer Agent                     6
              Purchasing and Redeeming
                 Fund Shares                     7

      8 ....  Financial Highlights

Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND

The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o  High Unit  Volume Growth

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.


The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell(R) 2000 Growth Index or the S&P(R) SmallCap 600 Index.


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN MIDCAP GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P(R) MidCap 400 Index.

ALGER AMERICAN GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH


It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

GOAL

The  Alger  American   Leveraged  AllCap   Portfolio  seeks  long-term   capital
appreciation.

APPROACH

Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.


The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

[GRAPHIC OMITTED]

PRINCIPAL RISKS

RISKS APPLICABLE TO ALL PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.


A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.


There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN
SMALL CAPITALIZATION PORTFOLIO


An additional risk of investing in the portfolio is:


o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN
MIDCAP GROWTH PORTFOLIO


An additional risk of investing in the portfolio is:

o  the possibility of greater risk by investing in medium-sized companies rather
   than  larger,   more   established   companies   owing  to  such  factors  as
   inexperienced management and limited financial resources


RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Portfolios".

RISKS APPLICABLE TO ALGER AMERICAN
LEVERAGED ALLCAP PORTFOLIO


An additional risk of investing in the portfolio is:


o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed


[GRAPHIC OMITTED]

PERFORMANCE


The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment on dividends and distributions.


The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

o S&P 500 Index(R): An index of large company common stocks considered to be representative of the U.S. stock market in general.

o Russell 2000 Growth Index(R): An index of common stocks designed to track performance of small capitalization companies.

o S&P Midcap 400 Index(R): An index of common stocks designed to track performance of medium capitalization companies.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)


64.48   8.71   57.54   3.55    13.28    -4.38    44.31     4.18    11.39   15.53
-----  -----   -----   ----    -----    -----    -----    -----    -----   -----
 89      90      91     92       93       94       95       96       97      98


Best Quarter:      25.73%     Q1    1991
Worst Quarter:    -20.72%     Q3    1990

Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                   1 Year   5 Years 10 Years (9/21/88)
------------------------------------------------------
American Small
  Capitalization   15.53%    13.09%  19.85%   18.86%
Russell 2000
   Growth Index     1.23%    10.22%  11.54%   11.22%




ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)


-1.54    44.45    11.9   15.01     30.30
-----    -----    ----   -----     -----
  94       95      96      97       98

Best Quarter:     27.07%     Q4     1998
Worst Quarter:   -14.91%     Q3     1998

Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                            1 Year   5 Years (5/3/93)
------------------------------------------------------
American MidCap             30.30%   18.98%   23.50%
S&P Midcap 400 Index        19.11%   18.84%   18.99%




ALGER AMERICAN GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)


4.14    40.39     12.38    22.47     1.45      36.37    13.35    25.75    48.07
----   ------     -----    -----     ----      -----    -----    -----    -----
 90      91        92       93        94         95       96       97       98


Best Quarter:       25.93%    Q4      1998
Worst Quarter:     -16.21%    Q3      1990

Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                   1 Year        5 Years     (1/9/89)
------------------------------------------------------
American Growth    48.07%        23.90%       22.03%
S&P 500 Index      28.58%        24.06%       19.05%




ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

Annual Total Return as of December 31 each year (%)

12.04     19.68     57.83
-----     -----     -----
 96        97        98

Best Quarter:       31.95%    Q4      1998
Worst Quarter:      -5.70%    Q4      1997

Average Annual Total Return as of December 31, 1998

                                         Since
                                       Inception
                            1 Year     (1/25/95)
-------------------------------------------------
American Leveraged
  AllCap                    57.83%      39.34%
S&P 500 Index               28.58%      30.43%

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolios.


                                                                  ANNUAL FUND OPERATING
                                                                  EXPENSES
                                                                  (expenses that are deducted
                                                                  from Fund assets)
                         SHAREHOLDER FEES
                     (fees paid directly from                                                          TOTAL ANNUAL FUND
                         your investment)       Management Fees   Distribution Fees   Other Expenses   OPERATING EXPENSES
=========================================================================================================================
Alger American Small           None                   .85%               None              .04%               .89%
Capitalization
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Alger American                 None                   .80%               None              .04%               .84%
MidCap Growth
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Alger American                 None                   .75%               None              .04%               .79%
Growth
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Alger American                 None                   .85%               None              .11%*              .96%
Leveraged AllCap
Portfolio

*INCLUDED IN OTHER EXPENSES IS 0.03% OF INTEREST EXPENSE.



EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                               1 Years    3 Years      5 Years     10 Years
--------------------------------------------------------------------------------

  Alger American Small          $91        $284         $493        $1,096
  Capitalization
  Portfolio
--------------------------------------------------------------------------------
  Alger American                $86        $268         $466        $1,037
  MidCap Growth
  Portfolio
--------------------------------------------------------------------------------
  Alger American                $81        $252         $439        $  978
  Growth
  Portfolio
--------------------------------------------------------------------------------
  Alger American                $98        $306         $531        $1,178
  Leveraged AllCap
  Portfolio


The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.


Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, NY 10048

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/98) $6.64 billion in mutual fund assets as well as $3.95 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization and Leveraged AllCap Portfolios--.85%; MidCap Growth Portfolio--.80%; Growth Portfolio--.75%.


PORTFOLIO MANAGERS


David Alger, Seilai Khoo and Ron Tartaro are the individuals responsible for the day-to-day management of the portfolios' investments. Mr. Alger, a manager of all of the portfolios since their inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a co-manager of the Small Capitalization and Leveraged AllCap Portfolios, has been employed by the Manager since 1989, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995. Mr. Tartaro, a co-manager of the MidCap Growth and Growth Portfolios, has been employed by the Manager since 1990, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995.


YEAR 2000

The Fund's Manager and Distributor Fred Alger & Company, Incorporated have advised the Fund that they are implementing a Year 2000 plan to address any issues arising from computer systems' potentially erroneous reading of dates in the year 2000. Specifically, they are in the process of confirming that the Fund's service providers are resolving any Year 2000 issues as the millennium approaches. While there can be no assurance that there will be no impairment of services at that time, currently, it is not anticipated that shareholders' investments in the Fund will be impacted negatively as a result of the Fund's Year 2000 transition. However, people and resources have been devoted to this important review.

Year 2000 issues, real or perceived, may also adversely affect stock prices. The Manager intends to review SEC filings and other Year 2000 readiness information from companies in which the Fund may invest significantly, as well as readiness information from other sources. The Manager and the Fund have no reason to believe that such measures will not be sufficient to avoid a material adverse effect on the Fund's investments, although there can be no assurance that they will be.


[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302


TRANSFER AGENT
Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302


NET ASSET VALUE

The price of one share is its "net asset value", or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.


The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.


DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Participants in variable annuity contracts, variable life insurance policies, and qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from these investment vehicles are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59-1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

NAV (NET ASSET VALUE) IS COMPUTED BY ADDING TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES AND THEN DIVIDING THE RESULT BY THE NUMBER OF ITS OUTSTANDING SHARES.

PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.


Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.


The Fund may redeem some shares "in kind", which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS




The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the years ended December 31, 1990 through 1998 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. The Financial Highlights, with the exception of the total return information, for the period ended December 31, 1989 have been audited by other independent accountants, who have expressed an unqualified opinion thereon. Arthur Andersen LLP's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                                 Year Ended December 31,
---------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year      $    43.75       $  40.91     $    39.41      $  27.31       $  30.88
                                        ----------       --------     ----------      --------       --------
Net investment income (loss)                 (0.02)         (0.05)(i)      (0.04)(i)     (0.09)         (0.03)(i)
Net realized and unrealized gain (loss)
 on investments                               6.30           4.45           1.70         12.19          (1.45)
                                        ----------       --------     ----------      --------       --------
Total from investment operations              6.28           4.40           1.66         12.10          (1.48)
                                        ----------       --------     ----------      --------       --------
Dividends from net investment income            --             --             --            --             --
Distributions from net realized gains        (6.06)         (1.56)         (0.16)           --          (2.09)

                                        ----------       --------     ----------      --------       --------
Total distributions                          (6.06)         (1.56)         (0.16)           --          (2.09)
                                        ----------       --------     ----------      --------       --------
Net asset value, end of year            $    43.97       $  43.75     $    40.91      $  39.41       $  27.31
                                        ==========       ========     ==========      ========       ========
Total Return                                15.53%         11.39%          4.18%        44.31%         (4.38%)
                                        ==========       ========     ==========      ========       ========
Ratios and Supplemental Data:

 Net assets, end of year
     (000's omitted)                     1,216,584       $997,586     $1,469,518      $984,212       $397,037
                                        ==========       ========     ==========      ========       ========
 Ratio of expenses to average net assets     0.89%          0.89%          0.88%         0.92%          0.96%
                                        ==========       ========     ==========      ========       ========
 Ratio of net investment income (loss)

  to average net assets                     (0.20%)        (0.12%)        (0.09%)       (0.48%)        (0.10%)
                                        ==========       ========     ==========      ========       ========
 Portfolio Turnover Rate                   142.90%        104.43%        110.04%        80.66%        117.61%
                                        ==========       ========     ==========      ========       ========

                                                                      Year Ended December 31,
---------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990           1989
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year        $  27.26       $  26.79       $  17.02      $  15.79       $   9.60
                                          --------       --------       --------      --------       --------
Net investment income (loss)                 (0.05)         (0.06)         (0.03)         0.02           0.04
Net realized and unrealized gain (loss)
 on investments                               3.67           0.91           9.82          1.35           6.15
                                          --------       --------       --------      --------       --------
Total from investment operations              3.62           0.85           9.79          1.37           6.19
                                          --------       --------       --------      --------       --------
Dividends from net investment income            --             --          (0.02)        (0.01)            --
Distributions from net realized gains           --          (0.38)            --         (0.13)            --
                                          --------       --------       --------      --------       --------
Total distributions                             --          (0.38)         (0.02)        (0.14)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  30.88       $  27.26       $  26.79      $  17.02       $  15.79
                                          ========       ========       ========      ========       ========
Total Return                                13.28%          3.55%         57.54%         8.71%         64.48%(ii)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $238,850       $135,718       $ 56,798      $  7,149       $    569
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     1.03%          0.98%          1.06%         1.50%(iii)     1.50%(iii)
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                     (0.35%)        (0.37%)        (0.12%)        0.50%          1.11%
                                          ========       ========       ========      ========       ========
  Portfolio Turnover Rate                   148.07%        108.06%        125.90%       132.46%        133.61%
                                          ========       ========       ========      ========       ========

  (i) Amount was computed based on average shares outstanding during the year
 (ii) Unaudited

(iii) Amounts have been reduced by 0.33% and 9.15% for the years ended December 31, 1990 and 1989, respectively, due to expense reimbursements.

ALGER AMERICAN GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 Year Ended December 31,
--------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            -----          -----          -----         -----          -----
Net asset value, beginning of period    $    42.76     $    34.33       $  31.16      $  23.13       $  24.67
                                        ----------     ----------       --------      --------       --------
Net investment income (loss)                  0.09           0.13           0.12          0.02           0.07
Net realized and unrealized gain (loss)
 on investments                              18.32           8.66           4.00          8.33           0.15
                                        ----------     ----------       --------      --------       --------
Total from investment operations             18.41           8.79           4.12          8.35           0.22
                                        ----------     ----------       --------      --------       --------
Dividends from net investment income         (0.13)         (0.13)         (0.02)        (0.07)         (0.03)
Distributions from net realized gains        (7.82)         (0.23)         (0.93)        (0.25)         (1.73)
                                        ----------     ----------       --------      --------       --------
Total Distributions                          (7.95)         (0.36)         (0.95)        (0.32)         (1.76)
                                        ----------     ----------       --------      --------       --------
Net asset value, end of period          $    53.22        $ 42.76        $ 34.33       $ 31.16        $ 23.13
                                        ==========     ==========       ========      ========       ========
Total Return                                48.07%         25.75%         13.35%        36.37%          1.45%
                                        ==========     ==========       ========      ========       ========
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                        $1,905,719     $1,072,529       $991,028      $502,974       $150,390
                                        ==========     ==========       ========      ========       ========

 RATIO OF EXPENSES TO AVERAGE NET ASSETS     0.79%          0.79%          0.79%         0.85%          0.86%
                                        ==========     ==========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      0.25%          0.27%          0.50%         0.18%          0.48%
                                        ==========     ==========       ========      ========       ========
 Portfolio Turnover Rate                   127.38%        129.50%         82.86%       118.33%        111.76%
                                        ==========     ==========       ========      ========       ========

                                                                                                       From
                                                                                                  January 9, 1989
                                                                                                   (commencement
                                                                                                 of operations) to
                                          Year Ended December 31,                                  December 31,
------------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990         1989(ii)
                                            -----          -----          -----         -----         -------
Net asset value, beginning of period      $  20.17       $  18.00       $  12.86      $  12.41       $  10.00
                                          --------       --------       --------      --------       --------
Net investment income (loss)                  0.03           0.03           0.08(i)       0.07           0.09
Net realized and unrealized gain (loss)
 on investments                               4.50           2.19           5.11          0.44           2.32
                                          --------       --------       --------      --------       --------
Total from investment operations              4.53           2.22           5.19          0.51           2.41
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.03)         (0.03)         (0.05)        (0.06)            --
Distributions from net realized gains           --          (0.02)            --            --             --
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.03)         (0.05)         (0.05)        (0.06)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of period            $  24.67       $  20.17       $  18.00      $  12.86       $  12.41
                                          ========       ========       ========      ========       ========
Total Return                                22.47%         12.38%         40.39%         4.14%         24.10%(iii)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:

Net assets, end of period
 000's omitted)                           $ 74,878       $ 30,316       $ 10,094      $  1,228       $    171
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.97%          0.99%          1.29%         1.50%(iv)      1.50%(iv)
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      0.25%          0.33%          0.52%         1.69%          1.30%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   112.64%         63.91%         58.95%        86.77%         79.59%
                                           ========       ========       ========      ========       ========


 (i)  Amount was computed based on average shares outstanding during the period.
 (ii) Ratios have been annualized; total return has not been annualized
(iii) Unaudited

 (iv) Amounts have been reduced by 2.31% and 7.32% for the years ended December 31, 1990 and 1989, respectively, due to expense reimbursements.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                                       From
                                                                                                 January 25, 1995
                                                                                                   (commencement
                                                                                                 of operations) to
                                                                       Year Ended December 31,     December 31,
--------------------------------------------------------------------------------------------------------------------
                                                                    1998       1997        1996       1995(i)
                                                                    -----      -----       -----      -------
Net asset value, beginning of period                             $   23.17  $   19.36   $   17.43     $ 10.00
                                                                 ---------  ---------   ---------    --------
Net investment income (loss)                                         (0.05)     (0.03)      (0.03)(ii)  (0.03)
Net realized and unrealized gain on investments                      12.99       3.84        2.14        7.46
                                                                 ---------  ---------   ---------    --------
Total from investment operations                                     12.94       3.81        2.11        7.43
Distributions from net realized gains                                (1.21)        --       (0.18)         --
                                                                 ---------  ---------   ---------    --------
Net asset value, end of period                                   $   34.90  $   23.17   $   19.36     $ 17.43
                                                                 =========  =========   =========    ========
Total Return                                                        57.83%     19.68%      12.04%      74.30%
                                                                 =========  =========   =========    ========
Ratios and Supplemental Data:

 Net assets, end of period (000's omitted)                       $ 101,710  $  53,488   $  34,925     $ 5,497
                                                                 =========  =========   =========    ========
 Ratio of expenses excluding interest
  to average net assets                                              0.93%      0.96%       1.06%       1.50%
                                                                 =========  =========   =========    ========
 Ratio of expenses including interest
  to average net assets                                              0.96%      1.00%       1.09%       1.56%(iii)
                                                                 =========  =========   =========    ========
 Ratio of net investment income (loss)
  to average net assets                                             (0.27%)    (0.17%)     (0.15%)     (0.71%)
                                                                 =========  =========   =========    ========
 Portfolio Turnover Rate                                           143.59%    164.27%     102.10%     178.23%
                                                                 =========  =========   =========    ========
 Amount of debt outstanding at end of period                            --         --          --          --
                                                                 =========  =========   =========    ========
 Average amount of debt outstanding during the period            $ 246,101  $ 201,644   $  76,079    $  8,122
                                                                 =========  =========   =========    ========
 Average daily number of shares outstanding
  during the period                                              2,480,478  2,135,458   1,107,187      75,460
                                                                 =========  =========   =========    ========
 Average amount of debt per share during the period              $    0.10  $    0.09   $    0.07    $   0.11
                                                                 =========  =========   =========    ========

  (i) Ratios have been annualized; total return has not been annualized.
 (ii) Amount was computed based on average shares outstanding durin the year.

(iii) Amount has been reduced by 2.36% due to expense reimbursements.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                                                       From
                                                                                                    May 3, 1993
                                                                                                   (commencement
                                                                                                 of operations) to
                                                           Year Ended December 31,                 December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1998        1997        1996       1995        1994       1993(i)
                                            -----       -----       -----      -----       -----      -------
Net asset value, beginning of period      $  24.18    $ 21.35     $ 19.44    $  13.46     $ 13.72     $ 10.00
                                          --------    --------    --------   --------     -------     -------
Net investment income (loss)                  0.00(ii)   (0.04)       0.03      (0.03)       0.00(ii)   (0.02)
Net realized and unrealized gain (loss)
 on investments                               6.95        3.20        2.29       6.01       (0.21)       3.88
                                          --------    --------    --------   --------     -------     -------
Total from investment operations              6.95        3.16        2.32       5.98       (0.21)       3.86
                                          --------    --------    --------   --------     -------     -------
Dividends from net investment income            --       (0.01)         --         --          --           --
Distributions from net realized gains        (2.26)      (0.32)      (0.41)        --       (0.05)      (0.14)

                                          --------    --------    --------   --------     -------     -------
Total Distributions                          (2.26)      (0.33)      (0.41)        --       (0.05)      (0.14)
                                          --------    --------    --------   --------     -------     -------
Net asset value, end of period            $  28.87    $  24.18    $  21.35   $  19.44     $ 13.46     $ 13.72
                                          ========    ========    ========   ========     =======     =======
Total Return                                30.30%      15.01%      11.90%     44.45%      (1.54%)     38.67%
                                          ========    ========    ========   ========     =======     =======
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                          $689,571    $444,967    $394,847   $185,349     $62,178     $21,301
                                          ========    ========    ========   ========     =======     =======
 Ratio of expenses to average net assets     0.84%       0.84%       0.84%      0.90%       0.97%       1.50%(iii)
                                          ========    ========    ========   ========     =======     =======
 Ratio of net investment income (loss)
  to average net assets                      0.00%      (0.15%)      0.08%     (0.25%)      0.03%      (0.58%)
                                          ========    ========    ========   ========     =======     =======
 Portfolio Turnover Rate                   152.21%     151.98%      90.97%    104.74%      83.96%      67.22%
                                          ========    ========    ========   ========     =======     =======


  (i) Ratios have been annualized; total return has not been annualized.
 (ii) Amount was computed based on average shares outstanding durin the period.

(iii) Amounts have been reduced by 0.33% due to expense reimbursements.

FOR FUND INFORMATION:

By telephone:   1-800-992-3863

By mail:        The Alger American Fund
                1 World Trade Center
                Suite 9333
                New York, NY 10048

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and to make inquiries to the Fund, by calling the Fund's toll-free number or by writing to the address above.


Another way you can obtain copies is by visiting the SEC's Public Reference Room or by forwarding your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED







THE ALGER AMERICAN FUND
SEC FILE #811-5550

                                   THE ALGER  |
                                AMERICAN FUND |
                                              |
        A POOLED FUNDING  VEHICLE  FOR:       |
        o VARIABLE ANNUITY CONTRACTS          | 1 WORLD TRADE CENTER
        o VARIABLE LIFE INSURANCE POLICIES    | SUITE 9333
        o QUALIFIED PENSION PLANS             | NEW YORK, NY 10048
        o QUALIFIED RETIREMENT PLANS          | 1-800-992-3863






                                   PROSPECTUS

                                  MAY 1, 1999




ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
       ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
              ALGER AMERICAN GROWTH PORTFOLIO
      ALGER AMERICAN INCOME &GROWTH PORTFOLIO






As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                       THE ALGER
                                                                   AMERICAN FUND

                                   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                          ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                                 ALGER AMERICAN GROWTH PORTFOLIO
                                         ALGER AMERICAN INCOME &GROWTH PORTFOLIO



                                                                      PROSPECTUS

                                                                     MAY 1, 1999



TABLE OF CONTENTS
-------------------------------------------

3 ........... Risk/Return Summary: Investments,
              Risks & Performance

      3 ..... Investments

              Alger American Small
                 Capitalization Portfolio ....................  3
              Alger American MidCap
                 Growth Portfolio ............................  3
              Alger American Growth Portfolio ................  3
              Alger American Income &
                 Growth Portfolio ............................  3

      3 ..... Principal Risks

              Alger American Small
                 Capitalization Portfolio ....................  4
              Alger American MidCap
                 Growth Portfolio ............................  4
              Alger American Growth Portfolio ................  4
              Alger American Income &
                 Growth Portfolio ............................  4

      4 ..... Performance

              Alger American Small
                 Capitalization Portfolio ....................  5
              Alger American MidCap
                 Growth Portfolio ............................  5
              Alger American Growth Portfolio ................  5
              Alger American Income &
                 Growth Portfolio ............................  5

6 ........... Fees and Expenses
6 ........... Management & Organization
7 ........... Shareholder Information

              Distributor ....................................  7
              Transfer Agent .................................  7
              Purchasing and Redeeming Fund Shares ...........  7

8 ........... Financial Highlights

Back Cover:   How to obtain more information

                       This page intentionally left blank.

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND


The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o High Unit Volume Growth


  Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o Positive Life Cycle Change

  Companies   experiencing   a   major  change  which  is  expected  to  produce
  advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

THE ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell(R) 2000 Growth Index or the S&P(R) SmallCap 600 Index

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN MIDCAP GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P(R) MidCap 400 Index.

ALGER AMERICAN GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH


It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.


ALGER AMERICAN INCOME &GROWTH PORTFOLIO
GOAL

THE ALGER AMERICAN INCOME &GROWTH PORTFOLIO PRIMARILY SEEKS TO PROVIDE A HIGH LEVEL OF DIVIDEND INCOME; ITS SECONDARY GOAL IS TO PROVIDE CAPITAL APPRECIATION.

APPROACH

The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

[GRAPHIC OMITTED]

PRINCIPAL RISKS

RISKS APPLICABLE TO ALL PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investmentsyou could make such as bonds. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.


A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.


There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN
SMALL CAPITALIZATION PORTFOLIO


An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources


RISKS APPLICABLE TO ALGER AMERICAN
MIDCAP GROWTH PORTFOLIO


An additional risk of investing in the portfolio is:


o the possibility of greater risk by investing in medium-sized companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources


RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO


The portfolio's primary risks are those summarized above in "Risks Applicable to All Portfolios."

RISKS APPLICABLE TO ALGER AMERICAN
INCOME &GROWTH PORTFOLIO


An additional risk of investing in the portfolio is:


o the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons

[GRAPHIC OMITTED]

PERFORMANCE


The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment on dividends and distributions.


The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

o S&P 500 Index(R): An index of large company common stocks considered to be representative of the U.S. stock market in general.

o Russell 2000 Growth Index(R): An index of common stocks designed to track performance of small capitalization companies.

o S&P Midcap 400 Index(R): An index of common stocks designed to track performance of medium capitalization companies.

[Chart]

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)

[Graph]

64.48   8.71   57.54   3.55    13.28    -4.38    44.31     4.18    11.39   15.53
-----  -----   -----   ----    -----    -----    -----    -----    -----   -----
 89      90      91     92       93       94       95       96       97      98


Best Quarter:      25.73%     Q1    1991
Worst Quarter:    -20.72%     Q3    1990

Average Annual Total Return as of December 31, 1998

                                                Since
                                              Inception
                    1 Year   5 Years 10 Years (9/21/88)
-------------------------------------------------------
American Small
  Capitalization     15.53%    13.09%  19.85%   18.86%
Russell 2000 Growth
  Index(R)            1.23%    10.22%  11.54%   11.22%



ALGER AMERICAN GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)

[Graph]


4.14    40.39     12.38    22.47     1.45      36.37    13.35    25.75    48.07
----   ------     -----    -----     ----      -----    -----    -----    -----
 90      91        92       93        94         95       96       97       98


Best Quarter:       25.93%    Q4      1998
Worst Quarter:     -16.21%    Q3      1990

Average Annual Total Return as of December 31, 1998


                                                 Since
                                               Inception
                            1 Year   5 Years    (1/9/89)
----------------------------------------------------------
American Growth             48.07%   23.90%     22.03%
S&P 500 Index(R)            28.58%   24.06%     19.05%


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)


-1.54    44.45    11.9   15.01     30.3
-----    -----    ----   -----     ----
  94       95      96      97       98

Best Quarter:     27.07%     Q4     1998
Worst Quarter:   -14.91%     Q3     1998

Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                            1 Year   5 Years (5/3/93)
------------------------------------------------------
American MidCap             30.30%   18.98%   23.50%
S&P Midcap 400 Index        19.11%   18.84%   18.99%


ALGER AMERICAN INCOME & GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)

[Graph]


7.40    0.28    23.51    8.64   10.34   -8.28   35.13   19.68    36.29    32.39
---     ----    -----    ----   -----   -----   -----   -----    -----    -----
89       90       91      92      93      94      95      96       97       98


Best Quarter:     21.37%   Q4       1998
Worst Quarter:   -13.94%   Q3       1990

Average Annual Total Return as of December 31, 1998

                                                  Since
                                                Inception
                   1 Year   5 Years  10 Years   (11/15/88)
-----------------------------------------------------------
American
  Income & Growth   32.39%  21.76%    15.62%     15.51%
S&P 500 Index(R)    28.58%  24.06%    19.21%     19.06%

[GRAPHIC]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolios.




                                                                              ANNUAL FUND OPERATING
                                                                              EXPENSES
                                                                              (expenses that are deducted
                                                                              from Fund assets)
                         SHAREHOLDER FEES
                     (fees paid directly from                                                          TOTAL ANNUAL FUND
                         your investment)       Management Fees   Distribution Fees   Other Expenses   OPERATING EXPENSES
=========================================================================================================================
Alger American Small           None                   .85%               None              .04%               .89%
Capitalization
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Alger American                 None                   .80%               None              .04%               .84%
MidCap Growth
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Alger American                 None                   .75%               None              .04%               .79%
Growth
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Alger American                 None                  .635%               None             .075%               .70%
Income & Growth
Portfolio


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                            1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------

  ALGER AMERICAN SMALL       $91         $284       $493        $1,096
  CAPITALIZATION
  PORTFOLIO

  ALGER AMERICAN             $86         $268       $466        $1,037
  MIDCAP GROWTH
  PORTFOLIO

  ALGER AMERICAN             $81         $252       $439          $978
  GROWTH
  PORTFOLIO

  ALGER AMERICAN             $72         $224       $390          $871
  INCOME &GROWTH
  PORTFOLIO

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objectives during such periods.


Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).


[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, NY 10048


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/98) $6.64 billion in mutual fund assets as well as $3.95 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolio. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization Portfolio--.85%; MidCap Growth Portfolio--.80%; Growth Portfolio--.75%; Income & Growth Portfolio--.625%.


PORTFOLIO MANAGERS


David Alger, Seilai Khoo and Ron Tartaro are the individuals responsible for the day-to-day management of the portfolios' investments. Mr. Alger, a manager of all of the portfolios since their inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a co-manager of the Small Capitalization Portfolio, has been employed by the Manager since 1989, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995. Mr. Tartaro, a co-manager of the MidCap Growth, Income & Growth and Growth Portfolios, has been employed by the Manager since 1990, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995.


YEAR 2000

The Fund's Manager and Distributor (Fred Alger & Company, Incorporated) have advised the Fund that they are implementing a Year 2000 plan to address any issues arising from computer systems' potentially erroneous reading of dates in the year 2000. Specifically, they are in the process of confirming that the Fund's service providers are resolving any Year 2000 issues as the millennium approaches. While there can be no assurance that there will be no impairment of services at that time, currently, it is not anticipated that shareholders' investments in the Fund will be impacted negatively as a result of the Fund's Year 2000 transition. However, people and resources have been devoted to this important review.

Year 2000 issues, real or perceived, may also adversely affect stock prices. The Manager intends to review SEC filings and other Year 2000 readiness information from companies in which the Fund may invest significantly, as well as readiness information from other sources. The Manager and the Fund have no reason to believe that such measures will not be sufficient to avoid a material adverse effect on the Fund's investments, although there can be no assurance that they will be.

[GRAPHIC OMITTED]

SHAREHOLDER  INFORMATION  DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery  Street
Jersey City, NJ 07302

TRANSFER  AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE

The price of one share is its "net asset value", or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.


The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Participants in variable annuity contracts, variable life insurance policies, and qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from these investment vehicles are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59-1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

NAV (NET ASSET VALUE) IS COMPUTED BY ADDING TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES AND THEN DIVIDING THE RESULT BY THE NUMBER OF ITS OUTSTANDING SHARES.

PURCHASING  AND  REDEEMING  FUND  SHARES

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.


Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.


The Fund may redeem some shares "in kind", which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC]

FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the years ended December 31, 1990 through 1998 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. The Financial Highlights, with the exception of the total return information, for the period ended December 31, 1989 have been audited by other independent accountants, who have expressed an unqualified opinion thereon. Arthur Andersen LLP's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                                 Year Ended December 31,
---------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year      $    43.75       $  40.91     $    39.41      $  27.31       $  30.88
                                        ----------       --------     ----------      --------       --------
Net investment income (loss)                 (0.02)         (0.05)(i)      (0.04)(i)     (0.09)         (0.03)(i)
Net realized and unrealized gain (loss)
 on investments                               6.30           4.45           1.70         12.19          (1.45)
                                        ----------       --------     ----------      --------       --------
Total from investment operations              6.28           4.40           1.66         12.10          (1.48)
                                        ----------       --------     ----------      --------       --------
Dividends from net investment income            --             --             --            --             --
Distributions from net realized gains        (6.06)         (1.56)         (0.16)           --          (2.09)
                                        ----------       --------     ----------      --------       --------
Total distributions                          (6.06)         (1.56)         (0.16)           --          (2.09)
                                        ----------       --------     ----------      --------       --------
Net asset value, end of year            $    43.97       $  43.75     $    40.91      $  39.41        $ 27.31
                                        ==========       ========     ==========      ========       ========
Total Return                                15.53%         11.39%          4.18%        44.31%         (4.38%)
                                        ==========       ========     ==========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year
     (000's omitted)                     1,216,584       $997,586     $1,469,518      $984,212       $397,037
                                        ==========       ========     ==========      ========       ========
 Ratio of expenses to average net assets     0.89%          0.89%          0.88%         0.92%          0.96%
                                        ==========       ========     ==========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                     (0.20%)        (0.12%)        (0.09%)       (0.48%)        (0.10%)
                                        ==========       ========     ==========      ========       ========
 Portfolio Turnover Rate                   142.90%        104.43%        110.04%        80.66%        117.61%
                                        ==========       ========     ==========      ========       ========

                                                                      Year Ended December 31,
---------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990           1989
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year        $  27.26       $  26.79       $  17.02      $  15.79       $   9.60
                                          --------       --------       --------      --------       --------
Net investment income (loss)                 (0.05)         (0.06)         (0.03)         0.02           0.04
Net realized and unrealized gain (loss)
 on investments                               3.67           0.91           9.82          1.35           6.15
                                          --------       --------       --------      --------       --------
Total from investment operations              3.62           0.85           9.79          1.37           6.19
                                          --------       --------       --------      --------       --------
Dividends from net investment income            --             --          (0.02)        (0.01)            --
Distributions from net realized gains           --          (0.38)            --         (0.13)            --
                                          --------       --------       --------      --------       --------
Total distributions                             --          (0.38)         (0.02)        (0.14)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  30.88       $  27.26       $  26.79      $  17.02       $  15.79
                                          ========       ========       ========      ========       ========
Total Return                                13.28%          3.55%         57.54%         8.71%         64.48%(ii)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $238,850       $135,718       $ 56,798      $  7,149       $    569
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     1.03%          0.98%          1.06%         1.50%(iii)     1.50%(iii)
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                     (0.35%)        (0.37%)        (0.12%)        0.50%          1.11%
                                          ========       ========       ========      ========       ========
  Portfolio Turnover Rate                   148.07%        108.06%        125.90%       132.46%        133.61%
                                          ========       ========       ========      ========       ========

  (i) Amount was computed based on average shares outstanding during the year
 (ii) Unaudited

(iii) Amounts have been reduced by 0.33% and 9.15% for the years ended December 31, 1990 and 1989, respectively, due to expense reimbursements.

ALGER AMERICAN GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 Year Ended December 31,
--------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            -----          -----          -----         -----          -----
Net asset value, beginning of period    $    42.76     $    34.33       $  31.16      $  23.13       $  24.67
                                        ----------     ----------       --------      --------       --------
Net investment income (loss)                  0.09           0.13           0.12          0.02           0.07
Net realized and unrealized gain (loss)
 on investments                              18.32           8.66           4.00          8.33           0.15
                                        ----------     ----------       --------      --------       --------
Total from investment operations             18.41           8.79           4.12          8.35           0.22
                                        ----------     ----------       --------      --------       --------
Dividends from net investment income         (0.13)         (0.13)         (0.02)        (0.07)         (0.03)
Distributions from net realized gains        (7.82)         (0.23)         (0.93)        (0.25)         (1.73)
                                        ----------     ----------       --------      --------       --------
Total Distributions                          (7.95)         (0.36)         (0.95)        (0.32)         (1.76)
                                        ----------     ----------       --------      --------       --------
Net asset value, end of period          $    53.22        $ 42.76        $ 34.33       $ 31.16        $ 23.13
                                        ==========     ==========       ========      ========       ========
Total Return                                48.07%         25.75%         13.35%        36.37%          1.45%
                                        ==========     ==========       ========      ========       ========
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                        $1,905,719     $1,072,529       $991,028      $502,974       $150,390
                                        ==========     ==========       ========      ========       ========

 RATIO OF EXPENSES TO AVERAGE NET ASSETS     0.79%          0.79%          0.79%         0.85%          0.86%
                                        ==========     ==========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      0.25%          0.27%          0.50%         0.18%          0.48%
                                        ==========     ==========       ========      ========       ========
 Portfolio Turnover Rate                   127.38%        129.50%         82.86%       118.33%        111.76%
                                        ==========     ==========       ========      ========       ========

                                                                                                       From
                                                                                                  January 9, 1989
                                                                                                   (commencement
                                                                                                 of operations) to
                                          Year Ended December 31,                                  December 31,
------------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990         1989(ii)
                                            -----          -----          -----         -----         -------
Net asset value, beginning of period      $  20.17       $  18.00       $  12.86      $  12.41       $  10.00
                                          --------       --------       --------      --------       --------
Net investment income (loss)                  0.03           0.03           0.08(i)       0.07           0.09
Net realized and unrealized gain (loss)
 on investments                               4.50           2.19           5.11          0.44           2.32
                                          --------       --------       --------      --------       --------
Total from investment operations              4.53           2.22           5.19          0.51           2.41
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.03)         (0.03)         (0.05)        (0.06)            --
Distributions from net realized gains           --          (0.02)            --            --             --
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.03)         (0.05)         (0.05)        (0.06)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of period            $  24.67       $  20.17       $  18.00      $  12.86       $  12.41
                                          ========       ========       ========      ========       ========
Total Return                                22.47%         12.38%         40.39%         4.14%         24.10%(iii)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:

Net assets, end of period
 000's omitted)                           $ 74,878       $ 30,316       $ 10,094      $  1,228       $    171
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.97%          0.99%          1.29%         1.50%(iv)      1.50%(iv)
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      0.25%          0.33%          0.52%         1.69%          1.30%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   112.64%         63.91%         58.95%        86.77%         79.59%
                                           ========       ========       ========      ========       ========

 (i)  Amount was computed based on average shares outstanding during the period.
 (ii) Ratios have been annualized; total return has not been annualized
(iii) Unaudited

 (iv) Amounts have been reduced by 2.31% and 7.32% for the years ended December 31, 1990 and 1989, respectively, due to expense reimbursements.

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                                 Year Ended December 31,
-------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year        $  10.99        $  8.42       $  17.79      $  13.30       $  15.31
                                          --------       --------       --------      --------       --------
Net investment income                         0.03           0.03           0.09(ii)      0.11(ii)       0.17
Net realized and unrealized gain (loss)
 on investments                               3.30           2.94           1.87          4.54          (1.47)
                                          --------       --------       --------      --------       --------
Total from investment operations              3.33           2.97           1.96          4.65          (1.30)
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.04)         (0.04)         (0.33)        (0.16)         (0.15)
Distributions from net realized gains        (1.16)         (0.36)        (11.00)           --          (0.56)
                                          --------       --------       --------      --------       --------
Total Distributions                          (1.20)         (0.40)        (11.33)        (0.16)         (0.71)
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  13.12       $  10.99        $  8.42      $  17.79       $  13.30
                                          ========       ========       ========      ========       ========
Total Return                                32.39%         36.29%         19.68%        35.13%         (8.28%)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                          $ 77,926       $ 47,399       $ 20,910      $  8,639       $ 29,135
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.70%          0.74%          0.81%         0.75%          0.75%
                                          ========       ========       ========      ========       ========
 Decrease reflected in above expense
  ratios due to expense reimbursements         --              --             --            --             --
                                          ========       ========       ========      ========       ========
 Ratio of net investment income to
  average net assets                         0.31%          0.56%          0.94%         0.61%          1.22%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   131.67%        150.09%        121.60%       164.05%        177.97%
                                          ========       ========       ========      ========       ========

                                                                Year Ended December 31,
---------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990           1989
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year        $  13.93       $  13.08       $  10.67      $  10.74       $  10.00
                                          --------       --------       --------      --------       --------
Net investment income                         0.07           0.08           0.09          0.11           0.18
Net realized and unrealized gain (loss)
 on investments                               1.37           1.02           2.41         (0.08)          0.56
                                          --------       --------       --------      --------       --------
Total from investment operations              1.44           1.10           2.50          0.03           0.74
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.06)         (0.12)         (0.09)        (0.10)            --
Distributions from net realized gains           --          (0.13)            --            --             --
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.06)         (0.25)         (0.09)        (0.10)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  15.31       $  13.93       $  13.08      $  10.67       $  10.74
                                          ========       ========       ========      ========       ========
Total Return                                10.34%          8.64%         23.51%         0.28%          7.40%(i)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                          $ 31,895       $  8,671       $  2,663      $    436       $     98
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.97%          1.25%          1.25%         1.25%          1.25%
                                          ========       ========       ========      ========       ========
 Decrease reflected in above expense
  ratios due to expense reimbursements          --          0.01%          0.66%         5.41%         23.72%
                                          ========       ========       ========      ========       ========
 Ratio of net investment income to
  average net assets                         1.51%          1.62%          2.54%         3.61%          7.36%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   105.80%        100.62%         61.11%        56.90%             --
                                          ========       ========       ========      ========       ========


 (i) Unaudited.
 (ii) Amount was computed based on average shares outstanding during the period.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                                                       From
                                                                                                    May 3, 1993
                                                                                                   (commencement
                                                                                                 of operations) to
                                                           Year Ended December 31,                 December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1998        1997        1996       1995        1994       1993(i)
                                            -----       -----       -----      -----       -----      -------
Net asset value, beginning of period      $  24.18     $ 21.35     $ 19.44   $  13.46     $ 13.72     $ 10.00
                                          --------    --------    --------   --------     -------     -------
Net investment income (loss)                  0.00(ii)   (0.04)       0.03      (0.03)       0.00(ii)   (0.02)
Net realized and unrealized gain (loss)
 on investments                               6.95        3.20        2.29       6.01       (0.21)       3.88
                                          --------    --------    --------   --------     -------     -------
Total from investment operations              6.95        3.16        2.32       5.98       (0.21)       3.86
                                          --------    --------    --------   --------     -------     -------
Dividends from net investment income            --       (0.01)         --         --          --           --
Distributions from net realized gains        (2.26)      (0.32)      (0.41)        --       (0.05)      (0.14)
                                          --------    --------    --------   --------     -------     -------
Total Distributions                          (2.26)      (0.33)      (0.41)        --       (0.05)      (0.14)
                                          --------    --------    --------   --------     -------     -------
Net asset value, end of period            $  28.87    $  24.18    $  21.35   $  19.44     $ 13.46     $ 13.72
                                          ========    ========    ========   ========     =======     =======
Total Return                                30.30%      15.01%      11.90%     44.45%      (1.54%)     38.67%
                                          ========    ========    ========   ========     =======     =======
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                          $689,571    $444,967    $394,847   $185,349     $62,178     $21,301
                                          ========    ========    ========   ========     =======     =======
 Ratio of expenses to average net assets     0.84%       0.84%       0.84%      0.90%       0.97%       1.50%(iii)
                                          ========    ========    ========   ========     =======     =======
 Ratio of net investment income (loss)
  to average net assets                      0.00%      (0.15%)      0.08%     (0.25%)      0.03%      (0.58%)
                                          ========    ========    ========   ========     =======     =======
 Portfolio Turnover Rate                   152.21%     151.98%      90.97%    104.74%      83.96%      67.22%
                                          ========    ========    ========   ========     =======     =======


  (i) Ratios have been annualized; total return has not been annualized.
 (ii) Amount was computed based on average shares outstanding durin the period.

(iii) Amounts have been reduced by 0.33% due to expense reimbursements.

FOR FUND INFORMATION:

By telephone:   1-800-992-3863

By mail:        The Alger American Fund
                1 World Trade Center
                Suite 9333
                New York, NY 10048

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries to the Fund, by calling the Fund's toll-free number or by writing to the address above.


Another way you can obtain copies is by visiting the SEC's Public Reference Room or by forwarding your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED







THE ALGER AMERICAN FUND
SEC FILE #811-5550

                                       THE ALGER  |
                                   AMERICAN FUND  |
                                                  |
              A POOLED FUNDING  VEHICLE FOR:      |
              O VARIABLE ANNUITY CONTRACTS        | 1 WORLD TRADE CENTER
              O VARIABLE LIFE INSURANCE POLICIES  | SUITE 9333
              O QUALIFIED PENSION PLANS           | NEW YORK, NY 10048
              O QUALIFIED RETIREMENT PLANS        | 1-800-992-3863







                                    PROSPECTUS

                                   MAY 1, 1999

 ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
        ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
               ALGER AMERICAN GROWTH PORTFOLIO








As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                       THE ALGER
                                                                   AMERICAN FUND


                                   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                          ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                                 ALGER AMERICAN GROWTH PORTFOLIO




                                                                      PROSPECTUS

                                                                     MAY 1, 1999




     TABLE OF CONTENTS
----------------------------------------------------------------

3.........Risk/Return Summary: Investments, Risks & Performance

  3.......Investments

          Alger American Small
             Capitalization Portfolio ........................    3
          Alger American MidCap
             Growth Portfolio ................................    3
          Alger American Growth Portfolio.....................    3

  3.......Principal Risks

          Alger American Small
             Capitalization Portfolio ........................    4
          Alger American MidCap
             Growth Portfolio ................................    4
          Alger American Growth Portfolio... .................    4

  4.......Performance

          Alger American Small
             Capitalization Portfolio ........................    4
          Alger American MidCap
             Growth Portfolio ................................    5
          Alger American Growth Portfolio... .................    5

5.........Fees and Expenses
6.........Management & Organization
7.........Shareholder Information
          Distributor.........................................   7
          Transfer Agent......................................   7

          Purchasing and Redeeming Fund Shares ...............   7

8.........Financial Highlights

Back Cover: How to obtain more information

                      [Intentionally left blank]

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND

The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

THE ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell(R) 2000 Growth Index or the S&P(R) SmallCap 600 Index

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN MIDCAP GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P(R) MidCap 400 Index.

ALGER AMERICAN GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH


It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.


[GRAPHIC OMITTED]
PRINCIPAL RISKS

RISKS APPLICABLE TO ALL PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN
SMALL CAPITALIZATION PORTFOLIO


An additional risk of investing in the portfolio is:


o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN
MIDCAP GROWTH PORTFOLIO


An additional risk of investing in the portfolio is:


o  the possibility of greater risk by investing in medium-sized companies rather
   than  larger,   more   established   companies   owing  to  such  factors  as
   inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN GROWTH
PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Portfolios."

[GRAPHIC OMITTED]

PERFORMANCE


The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.


The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts do not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

o S&P 500 Index(R): An index of large company common stocks considered to be representative of the U.S. stock market in general.


o Russell 2000 Growth Index(R): An index of common stocks designed to track performance of small capitalization companies.

o S&P Midcap 400 Index(R): An index of common stocks designed to track performance of medium capitalization companies.

[Chart]

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)

[Graph]

64.48   8.71   57.54   3.55    13.28    -4.38    44.31     4.18    11.39   15.53
-----  -----   -----   ----    -----    -----    -----    -----    -----   -----
 89      90      91     92       93       94       95       96       97      98


Best Quarter:      25.73%     Q1    1991
Worst Quarter:    -20.72%     Q3    1990

Average Annual Total Return as of December 31, 1998

                                                Since
                                              Inception
                    1 Year   5 Years 10 Years (9/21/88)
-------------------------------------------------------
American Small
  Capitalization     15.53%    13.09%  19.85%   18.86%
Russell 2000 Growth
  Index(R)            1.23%    10.22%  11.54%   11.22%

ALGER AMERICAN GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)

[Graph]


4.14    40.39     12.38    22.47     1.45      36.37    13.35    25.75    48.07
----   ------     -----    -----     ----      -----    -----    -----    -----
 90      91        92       93        94         95       96       97       98


Best Quarter:       25.93%    Q4      1998
Worst Quarter:     -16.21%    Q3      1990

Average Annual Total Return as of December 31, 1998


                                                 Since
                                               Inception
                            1 Year   5 Years    (1/9/89)
----------------------------------------------------------
American Growth             48.07%   23.90%     22.03%
S&P 500 Index(R)            28.58%   24.06%     19.05%


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)


-1.54    44.45    11.9   15.01     30.3
-----    -----    ----   -----     ----
  94       95      96      97       98

Best Quarter:     27.07%     Q4     1998
Worst Quarter:   -14.91%     Q3     1998

Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                            1 Year   5 Years (5/3/93)
------------------------------------------------------
American MidCap             30.30%   18.98%   23.50%
S&P Midcap 400 Index        19.11%   18.84%   18.99%


[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolios.



                                                ANNUAL FUND OPERATING
                                                EXPENSES
                                                (expenses that are deducted
                                                from Fund assets)
                         Shareholder Fees
                     (fees paid directly from                                                          TOTAL ANNUAL FUND
                         your investment)       Management Fees   Distribution Fees   Other Expenses   OPERATING EXPENSES
=========================================================================================================================
Alger American Small           None                   .85%               None              .04%               .89%
Capitalization
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Alger American                 None                   .80%               None              .04%               .84%
MidCap Growth
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Alger American                 None                   .75%               None              .04%               .79%
Growth
Portfolio



EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 Year       3 Years      5 Years      10 Years
================================================================================
  ALGER AMERICAN SMALL          $91          $284         $493         $1,096
  CAPITALIZATION
  PORTFOLIO
--------------------------------------------------------------------------------
  ALGER AMERICAN                $86          $268         $466         $1,037
  MIDCAP GROWTH
  PORTFOLIO
--------------------------------------------------------------------------------
  ALGER AMERICAN                $81          $252         $439           $978
  GROWTH
  PORTFOLIO


The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

ADDITIONAL INFORMATION ABOUT
THE FUND'S INVESTMENTS


Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.


Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, NY 10048


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/98) $6.64 billion in mutual fund assets as well as $3.95 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization Portfolio--.85%; MidCap Growth Portfolio--.80%; Growth Portfolio--.75%.


PORTFOLIO MANAGERS


David Alger, Seilai Khoo and Ron Tartaro are the individuals responsible for the day-to-day management of the portfolios' investments. Mr. Alger, a manager of all of the portfolios since their inception has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a co-manager of the Small Capitalization Portfolio, has been employed by the Manager since 1989, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995. Mr. Tartaro, a co-manager of the MidCap Growth and Growth Portfolios, has been employed by the Manager since 1990, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995.


YEAR 2000

The Fund's Manager and Distributor (Fred Alger & Company, Incorporated) have advised the Fund that they are implementing a Year 2000 plan to address any issues arising from computer systems' potentially erroneous reading of dates in the year 2000. Specifically, they are in the process of confirming that the Fund's service providers are resolving any Year 2000 issues as the millennium approaches. While there can be no assurance that there will be no impairment of services at that time, currently, it is not anticipated that shareholders' investments in the Fund will be impacted negatively as a result of the Fund's Year 2000 transition. However, people and resources have been devoted to this important review.

Year 2000 issues, real or perceived, may also adversely affect stock prices. The Manager intends to review SEC filings and other Year 2000 readiness information from companies in which the Fund may invest significantly, as well as readiness information from other sources. The Manager and the Fund have no reason to believe that such measures will not be sufficient to avoid a material adverse effect on the Fund's investments, although there can be no assurance that they will be.

[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302


NET ASSET VALUE

The price of one share is its "net asset value", or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.


The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.


DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Participants in variable annuity contracts, variable life insurance policies, and qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from these investment vehicles are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59-1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

NAV(NET ASSET VALUE) IS COMPUTED BY ADDING TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES AND THEN DIVIDING THE RESULT BY THE NUMBER OF ITS OUTSTANDING SHARES.

PURCHASING AND REDEEMING FUND SHARES.

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.


Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.


The Fund may redeem some shares "in kind", which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the years ended December 31, 1990 through 1998 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. The Financial Highlights, with the exception of the total return information, for the period ended December 31, 1989 have been audited by other independent accountants, who have expressed an unqualified opinion thereon. Arthur Andersen LLP's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.



ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR


                                                                 Year Ended December 31,
---------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year      $    43.75       $  40.91     $    39.41      $  27.31       $  30.88
                                        ----------       --------     ----------      --------       --------
Net investment income (loss)                 (0.02)         (0.05)(i)      (0.04)(i)     (0.09)         (0.03)(i)
Net realized and unrealized gain (loss)
 on investments                               6.30           4.45           1.70         12.19          (1.45)
                                        ----------       --------     ----------      --------       --------
Total from investment operations              6.28           4.40           1.66         12.10          (1.48)
                                        ----------       --------     ----------      --------       --------
Dividends from net investment income            --             --             --            --             --
Distributions from net realized gains        (6.06)         (1.56)         (0.16)           --          (2.09)

                                        ----------       --------     ----------      --------       --------
Total distributions                          (6.06)         (1.56)         (0.16)           --          (2.09)
                                        ----------       --------     ----------      --------       --------
Net asset value, end of year            $    43.97       $  43.75     $    40.91      $  39.41        $ 27.31
                                        ==========       ========     ==========      ========       ========
Total Return                                15.53%         11.39%          4.18%        44.31%         (4.38%)
                                        ==========       ========     ==========      ========       ========
Ratios and Supplemental Data:

 Net assets, end of year
     (000's omitted)                     1,216,584       $997,586     $1,469,518      $984,212       $397,037
                                        ==========       ========     ==========      ========       ========
 Ratio of expenses to average net assets     0.89%          0.89%          0.88%         0.92%          0.96%
                                        ==========       ========     ==========      ========       ========
 Ratio of net investment income (loss)

  to average net assets                     (0.20%)        (0.12%)        (0.09%)       (0.48%)        (0.10%)
                                        ==========       ========     ==========      ========       ========
 Portfolio Turnover Rate                   142.90%        104.43%        110.04%        80.66%        117.61%
                                        ==========       ========     ==========      ========       ========

                                                                      Year Ended December 31,
---------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990           1989
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year        $  27.26       $  26.79       $  17.02      $  15.79       $   9.60
                                          --------       --------       --------      --------       --------
Net investment income (loss)                 (0.05)         (0.06)         (0.03)         0.02           0.04
Net realized and unrealized gain (loss)
 on investments                               3.67           0.91           9.82          1.35           6.15
                                          --------       --------       --------      --------       --------
Total from investment operations              3.62           0.85           9.79          1.37           6.19
                                          --------       --------       --------      --------       --------
Dividends from net investment income            --             --          (0.02)        (0.01)            --
Distributions from net realized gains           --          (0.38)            --         (0.13)            --
                                          --------       --------       --------      --------       --------
Total distributions                             --          (0.38)         (0.02)        (0.14)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  30.88       $  27.26       $  26.79      $  17.02       $  15.79
                                          ========       ========       ========      ========       ========
Total Return                                13.28%          3.55%         57.54%         8.71%         64.48%(ii)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $238,850       $135,718       $ 56,798      $  7,149       $    569
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     1.03%          0.98%          1.06%         1.50%(iii)     1.50%(iii)
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                     (0.35%)        (0.37%)        (0.12%)        0.50%          1.11%
                                          ========       ========       ========      ========       ========
  Portfolio Turnover Rate                   148.07%        108.06%        125.90%       132.46%        133.61%
                                          ========       ========       ========      ========       ========

  (i) Amount was computed based on average shares outstanding during the year
 (ii) Unaudited

(iii) Amounts have been reduced by 0.33% and 9.15% for the years ended December 31, 1990 and 1989, respectively, due to expense reimbursements.

ALGER AMERICAN GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 Year Ended December 31,
--------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            -----          -----          -----         -----          -----
Net asset value, beginning of period    $    42.76     $    34.33       $  31.16      $  23.13       $  24.67
                                        ----------     ----------       --------      --------       --------
Net investment income (loss)                  0.09           0.13           0.12          0.02           0.07
Net realized and unrealized gain (loss)
 on investments                              18.32           8.66           4.00          8.33           0.15
                                        ----------     ----------       --------      --------       --------
Total from investment operations             18.41           8.79           4.12          8.35           0.22
                                        ----------     ----------       --------      --------       --------
Dividends from net investment income         (0.13)         (0.13)         (0.02)        (0.07)         (0.03)
Distributions from net realized gains        (7.82)         (0.23)         (0.93)        (0.25)         (1.73)
                                        ----------     ----------       --------      --------       --------
Total Distributions                          (7.95)         (0.36)         (0.95)        (0.32)         (1.76)
                                        ----------     ----------       --------      --------       --------
Net asset value, end of period          $    53.22        $ 42.76        $ 34.33       $ 31.16        $ 23.13
                                        ==========     ==========       ========      ========       ========
Total Return                                48.07%         25.75%         13.35%        36.37%          1.45%
                                        ==========     ==========       ========      ========       ========
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                        $1,905,719     $1,072,529       $991,028      $502,974       $150,390
                                        ==========     ==========       ========      ========       ========

 RATIO OF EXPENSES TO AVERAGE NET ASSETS     0.79%          0.79%          0.79%         0.85%          0.86%
                                        ==========     ==========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      0.25%          0.27%          0.50%         0.18%          0.48%
                                        ==========     ==========       ========      ========       ========
 Portfolio Turnover Rate                   127.38%        129.50%         82.86%       118.33%        111.76%
                                        ==========     ==========       ========      ========       ========





1O

                                                                                                       From
                                                                                                  January 9, 1989
                                                                                                   (commencement
                                                                                                 of operations) to
                                          Year Ended December 31,                                  December 31,
------------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990         1989(ii)
                                            -----          -----          -----         -----         -------
Net asset value, beginning of period      $  20.17       $  18.00       $  12.86      $  12.41       $  10.00
                                          --------       --------       --------      --------       --------
Net investment income (loss)                  0.03           0.03           0.08(i)       0.07           0.09
Net realized and unrealized gain (loss)
 on investments                               4.50           2.19           5.11          0.44           2.32
                                          --------       --------       --------      --------       --------
Total from investment operations              4.53           2.22           5.19          0.51           2.41
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.03)         (0.03)         (0.05)        (0.06)            --
Distributions from net realized gains           --          (0.02)            --            --             --
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.03)         (0.05)         (0.05)        (0.06)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of period            $  24.67       $  20.17       $  18.00      $  12.86       $  12.41
                                          ========       ========       ========      ========       ========
Total Return                                22.47%         12.38%         40.39%         4.14%         24.10%(iii)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:

Net assets, end of period
 000's omitted)                           $ 74,878       $ 30,316       $ 10,094      $  1,228       $    171
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.97%          0.99%          1.29%         1.50%(iv)      1.50%(iv)
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      0.25%          0.33%          0.52%         1.69%          1.30%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   112.64%         63.91%         58.95%        86.77%         79.59%
                                          ========       ========       ========      ========       ========


 (i)  Amount was computed based on average shares outstanding during the period.
 (ii) Ratios have been annualized; total return has not been annualized
(iii) Unaudited

 (iv) Amounts have been reduced by 2.31% and 7.32% for the years ended December 31, 1990 and 1989, respectively, due to expense reimbursements.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                                                       From
                                                                                                                   May 3, 1993
                                                                                                                   (commencement
                                                                                                                 of operations) to
                                                                    Year Ended December 31,                         December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                              1998             1997           1996          1995        1994            1993(i)
                                             -----            -----          -----         -----       -----          -------
Net asset value, beginning of period       $  24.18         $  21.35       $  19.44      $  13.46     $ 13.72         $ 10.00
                                           --------         --------       --------      --------     -------         -------
Net investment income (loss)                   0.00(ii)        (0.04)          0.03         (0.03)       0.00(ii)       (0.02)
Net realized and unrealized gain (loss)
 on investments                                6.95             3.20           2.29          6.01       (0.21)           3.88
                                           --------         --------       --------      --------     -------         -------
Total from investment operations               6.95             3.16           2.32          5.98       (0.21)           3.86
                                           --------         --------       --------      --------     -------         -------
Dividends from net investment income             --            (0.01)            --            --          --              --
Distributions from net realized gains         (2.26)           (0.32)         (0.41)           --       (0.05)          (0.14)
                                           --------         --------       --------      --------     -------         -------
Total Distributions                           (2.26)           (0.33)         (0.41)           --       (0.05)          (0.14)
                                           --------         --------       --------      --------     -------         -------
Net asset value, end of period             $  28.87         $  24.18       $  21.35      $  19.44     $ 13.46         $ 13.72
                                           ========         ========       ========      ========     =======         =======
Total Return                                 30.30%           15.01%         11.90%        44.45%      (1.54%)         38.67%
                                           ========         ========       ========      ========     =======         =======
Ratios and Supplemental Data:
 Net assets, end of period (000's omitted) $689,571         $444,967       $394,847      $185,349     $62,178         $21,301
                                           ========         ========       ========      ========     =======         =======
 Ratio of expenses to average net assets      0.84%            0.84%          0.84%         0.90%       0.97%           1.50%(iii)
                                           ========         ========       ========      ========     =======         =======
 Ratio of net investment income (loss)
  to average net assets                       0.00%           (0.15%)         0.08%        (0.25%)      0.03%          (0.58%)
                                           ========         ========       ========      ========     =======         =======
 Portfolio Turnover Rate                    152.21%          151.98%         90.97%       104.74%      83.96%          67.22%
                                           ========         ========       ========      ========     =======         =======

  (i) Ratios have been  annualized;  total return has not been annualized.
 (ii) Amount was computed based on average shares  outstanding during the period.
(iii) Amount has been reduced by 0.03% due to expense reimbursements.

FOR FUND INFORMATION:

By telephone:   1-800-992-3863

By mail: The Alger American Fund
         1 World Trade Center
         Suite 9333
         New York, NY 10048


STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.


ANNUAL AND  SEMI-ANNUAL  REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and to make inquiries to the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can obtain copies is by visiting the SEC's Public Reference Room or by forwarding your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED










THE ALGER AMERICAN FUND
SEC FILE #811-5550

                                   THE ALGER  |
                                AMERICAN FUND |
                                              |
        A POOLED FUNDING  VEHICLE  FOR:       |
        o VARIABLE ANNUITY CONTRACTS          | 1 WORLD TRADE CENTER
        o VARIABLE LIFE INSURANCE POLICIES    | SUITE 9333
        o QUALIFIED PENSION PLANS             | NEW YORK, NY 10048
        o QUALIFIED RETIREMENT PLANS          | 1-800-992-3863






                                   PROSPECTUS

                                  MAY 1, 1999

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
              ALGER AMERICAN GROWTH PORTFOLIO
     ALGER AMERICAN INCOME & GROWTH PORTFOLIO






As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                       THE ALGER
                                                                   AMERICAN FUND

                                   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                                 ALGER AMERICAN GROWTH PORTFOLIO
                                        ALGER AMERICAN INCOME & GROWTH PORTFOLIO




                                                                     PROSPECTUS

                                                                    MAY 1, 1999





    TABLE OF CONTENTS
----------------------------------------------------

2 ........... Risk/Return Summary: Investments,
              Risks & Performance

      2 ..... Investments

              Alger American Small
                Capitalization Portfolio ............ 2
              Alger American Growth Portfolio ....... 2
              Alger American Income &
                Growth Portfolio .................... 2

      2       Principal Risks

              Alger American Small
                Capitalization Portfolio ............ 3
              Alger American Growth Portfolio ....... 3
              Alger American Income &
                Growth Portfolio .................... 3

      3 ..... Performance

              Alger American Small
                Capitalization Portfolio ............ 3
              Alger American Growth Portfolio ....... 3
              Alger American Income &
                Growth Portfolio .................... 4

4 ........... Fees and Expenses
5 ........... Management & Organization
5 ........... Shareholder Information

              Distributor ........................... 5
              Transfer Agent ........................ 5
              Purchasing and Redeeming Fund Shares... 6

8 ........... Financial Highlights

Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND


The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


o High Unit Volume Growth

  Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o Positive Life Cycle Change

  Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.


The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

THE ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH


It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell(R) 2000 Growth Index or the S&P(R) SmallCap 600 Index.


ALGER AMERICAN GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH


It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.


ALGER AMERICAN INCOME &GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN INCOME &GROWTH PORTFOLIO PRIMARILY SEEKS TO PROVIDE A HIGH LEVEL OF DIVIDEND INCOME; ITS SECONDARY GOAL IS TO PROVIDE CAPITAL APPRECIATION.

APPROACH

The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

[GRAPHIC OMITTED]

PRINCIPAL RISKS

RISKS APPLICABLE TO ALL PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.


RISKS APPLICABLE TO ALGER AMERICAN
SMALL CAPITALIZATION PORTFOLIO


An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources


RISKS APPLICABLE TO ALGER AMERICAN
GROWTH PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Portfolios".

RISKS APPLICABLE TO ALGER AMERICAN
INCOME & GROWTH PORTFOLIO


An additional risk of investing in the portfolio is:

o the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons

[GRAPHIC OMITTED]

PERFORMANCE


The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

o S&P 500 Index(R): An index of large company common stocks considered to be representative of the U.S. stock market in general.

o Russell 2000 Growth Index(R): An index of common stocks designed to track performance of small capitalization companies.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)

[Graph]

64.48   8.71   57.54   3.55    13.28    -4.38    44.31     4.18    11.39   15.53
-----  -----   -----   ----    -----    -----    -----    -----    -----   -----
 89      90      91     92       93       94       95       96       97      98


Best Quarter:      25.73%     Q1    1991
Worst Quarter:    -20.72%     Q3    1990

Average Annual Total Return as of December 31, 1998

                                                Since
                                              Inception
                    1 Year   5 Years 10 Years (9/21/88)
-------------------------------------------------------
American Small
  Capitalization     15.53%    13.09%  19.85%   18.86%
Russell 2000 Growth
  Index(R)            1.23%    10.22%  11.54%   11.22%



ALGER AMERICAN GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)

[Graph]


4.14    40.39     12.38    22.47     1.45      36.37    13.35    25.75    48.07
----   ------     -----    -----     ----      -----    -----    -----    -----
 90      91        92       93        94         95       96       97       98


Best Quarter:       25.93%    Q4      1998
Worst Quarter:     -16.21%    Q3      1990

Average Annual Total Return as of December 31, 1998


                                                 Since
                                               Inception
                            1 Year   5 Years    (1/9/89)
----------------------------------------------------------
American Growth             48.07%   23.90%     22.03%
S&P 500 Index(R)            28.58%   24.06%     19.05%

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)

[Graph]


7.40    0.28    23.51    8.64   10.34   -8.28   35.13   19.68    36.29    32.39
---     ----    -----    ----   -----   -----   -----   -----    -----    -----
89       90       91      92      93      94      95      96       97       98


Best Quarter:     21.37%   Q4       1998
Worst Quarter:   -13.94%   Q3       1990

Average Annual Total Return as of December 31, 1998

                                                  Since
                                                Inception
                   1 Year   5 Years  10 Years   (11/15/88)
-----------------------------------------------------------
American
  Income & Growth   32.39%  21.76%    15.62%     15.51%
S&P 500 Index(R)    28.58%  24.06%    19.21%     19.06%



[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolios.


                                                                              ANNUAL FUND OPERATING
                                                                              EXPENSES
                                                                              (expenses that are deducted
                                                                              from Fund assets)
                         SHAREHOLDER FEES
                     (fees paid directly from                                                          TOTAL ANNUAL FUND
                         your investment)       Management Fees   Distribution Fees   Other Expenses   OPERATING EXPENSES
=========================================================================================================================
Alger American Small           None                   .85%               None              .04%               .89%
Capitalization
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Alger American                 None                   .75%               None              .04%               .79%
Growth
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Alger American                 None                  .635%               None             .075%               .70%
Income & Growth
Portfolio


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year   3 Years    5 Years    10 Years
--------------------------------------------------------------------------------

  ALGER AMERICAN SMALL       $91      $284       $493       $1,096
  CAPITALIZATION
  PORTFOLIO
--------------------------------------------------------------------------------
  ALGER AMERICAN             $81      $252       $439         $978
  GROWTH
  PORTFOLIO
--------------------------------------------------------------------------------
  ALGER AMERICAN             $72      $224       $390         $871
  INCOME & GROWTH
  PORTFOLIO

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

ADDITIONAL INFORMATION ABOUT
THE FUND'S INVESTMENTS


Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.


Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, NY 10048


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/98) $6.64 billion in mutual fund assets as well as $3.95 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of daily net assets: Small Capitalization Portfolio--.85%; Growth Portfolio--.75%; Income & Growth Portfolio-- .625%.


PORTFOLIO MANAGERS


David Alger, Seilai Khoo and Ron Tartaro are the individuals responsible for the day-to-day management of the portfolios' investments. Mr. Alger, a manager of all of the portfolios since their inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a co-manager of the Small Capitalization Portfolio, has been employed by the Manager since 1989, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995. Mr. Tartaro, a co-manager of the Growth and Income & Growth Portfolios, has been employed by the Manager since 1990, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995.


YEAR 2000


The Fund's Manager and Distributor (Fred Alger & Company, Incorporated) have advised the Fund that they are implementing a Year 2000 plan to address any issues arising from computer systems' potentially erroneous reading of dates in the year 2000. Specifically, they are in the process of confirming that the Fund's service providers are resolving any Year 2000 issues as the millennium approaches. While there can be no assurance that there will be no impairment of services at that time, currently, it is not anticipated that shareholders' investments in the Fund will be impacted negatively as a result of the Fund's Year 2000 transition. However, people and resources have been devoted to this important review.


Year 2000 issues, real or perceived, may also adversely affect stock prices. The Manager intends to review SEC filings and other year 2000 readiness information from companies in which the Fund may invest significantly, as well as readiness information from other sources. The Manager and the Fund have no reason to believe that such measures will not be sufficient to avoid a material adverse effect on the Fund's investments, although there can be no assurance that they will be.

[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE

The price of one share is its "net asset value", or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.


The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.


DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Participants in variable annuity contracts, variable life insurance policies, and qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from these investment vehicles are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 591/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

NAV (NET ASSET VALUE) IS COMPUTED BY ADDING TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES AND THEN DIVIDING THE RESULT BY THE NUMBER OF ITS OUTSTANDING SHARES.



PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.


Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.


The Fund may redeem some shares "in kind", which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the years ended December 31, 1990 through 1998 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. The Financial Highlights, with the exception of the total return information, for the period ended December 31, 1989 have been audited by other independent accountants, who have expressed an unqualified opinion thereon. Arthur Andersen LLP's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.



ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR


                                                                 Year Ended December 31,
---------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year      $    43.75       $  40.91     $    39.41      $  27.31       $  30.88
                                        ----------       --------     ----------      --------       --------
Net investment income (loss)                 (0.02)         (0.05)(i)      (0.04)(i)     (0.09)         (0.03)(i)
Net realized and unrealized gain (loss)
 on investments                               6.30           4.45           1.70         12.19          (1.45)
                                        ----------       --------     ----------      --------       --------
Total from investment operations              6.28           4.40           1.66         12.10          (1.48)
                                        ----------       --------     ----------      --------       --------
Dividends from net investment income            --             --             --            --             --
Distributions from net realized gains        (6.06)         (1.56)         (0.16)           --          (2.09)
                                        ----------       --------     ----------      --------       --------
Total distributions                          (6.06)         (1.56)         (0.16)           --          (2.09)
                                        ----------       --------     ----------      --------       --------
Net asset value, end of year            $    43.97       $  43.75     $    40.91      $  39.41        $ 27.31
                                        ==========       ========     ==========      ========       ========
Total Return                                15.53%         11.39%          4.18%        44.31%         (4.38%)
                                        ==========       ========     ==========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year
     (000's omitted)                     1,216,584       $997,586     $1,469,518      $984,212       $397,037
                                        ==========       ========     ==========      ========       ========
 Ratio of expenses to average net assets     0.89%          0.89%          0.88%         0.92%          0.96%
                                        ==========       ========     ==========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                     (0.20%)        (0.12%)        (0.09%)       (0.48%)        (0.10%)
                                        ==========       ========     ==========      ========       ========
 Portfolio Turnover Rate                   142.90%        104.43%        110.04%        80.66%        117.61%
                                        ==========       ========     ==========      ========       ========

                                                                      Year Ended December 31,
---------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990           1989
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year        $  27.26       $  26.79       $  17.02      $  15.79       $   9.60
                                          --------       --------       --------      --------       --------
Net investment income (loss)                 (0.05)         (0.06)         (0.03)         0.02           0.04
Net realized and unrealized gain (loss)
 on investments                               3.67           0.91           9.82          1.35           6.15
                                          --------       --------       --------      --------       --------
Total from investment operations              3.62           0.85           9.79          1.37           6.19
                                          --------       --------       --------      --------       --------
Dividends from net investment income            --             --          (0.02)        (0.01)            --
Distributions from net realized gains           --          (0.38)            --         (0.13)            --
                                          --------       --------       --------      --------       --------
Total distributions                             --          (0.38)         (0.02)        (0.14)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  30.88       $  27.26       $  26.79      $  17.02       $  15.79
                                          ========       ========       ========      ========       ========
Total Return                                13.28%          3.55%         57.54%         8.71%         64.48%(ii)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $238,850       $135,718       $ 56,798      $  7,149       $    569
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     1.03%          0.98%          1.06%         1.50%(iii)     1.50%(iii)
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                     (0.35%)        (0.37%)        (0.12%)        0.50%          1.11%
                                          ========       ========       ========      ========       ========
  Portfolio Turnover Rate                   148.07%        108.06%        125.90%       132.46%        133.61%
                                          ========       ========       ========      ========       ========

  (i) Amount was computed based on average shares outstanding during the year
 (ii) Unaudited

(iii) Amounts have been reduced by 0.33% and 9.15% for the years ended December 31, 1990 and 1989, respectively, due to expense reimbursements.

ALGER AMERICAN GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 Year Ended December 31,
--------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            -----          -----          -----         -----          -----
Net asset value, beginning of period    $    42.76     $    34.33       $  31.16      $  23.13       $  24.67
                                        ----------     ----------       --------      --------       --------
Net investment income (loss)                  0.09           0.13           0.12          0.02           0.07
Net realized and unrealized gain (loss)
 on investments                              18.32           8.66           4.00          8.33           0.15
                                        ----------     ----------       --------      --------       --------
Total from investment operations             18.41           8.79           4.12          8.35           0.22
                                        ----------     ----------       --------      --------       --------
Dividends from net investment income         (0.13)         (0.13)         (0.02)        (0.07)         (0.03)
Distributions from net realized gains        (7.82)         (0.23)         (0.93)        (0.25)         (1.73)
                                        ----------     ----------       --------      --------       --------
Total Distributions                          (7.95)         (0.36)         (0.95)        (0.32)         (1.76)
                                        ----------     ----------       --------      --------       --------
Net asset value, end of period          $    53.22     $    42.76       $  34.33      $  31.16       $  23.13
                                        ==========     ==========       ========      ========       ========
Total Return                                48.07%         25.75%         13.35%        36.37%          1.45%
                                        ==========     ==========       ========      ========       ========
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                        $1,905,719     $1,072,529       $991,028      $502,974       $150,390
                                        ==========     ==========       ========      ========       ========

 Ratio of expenses to average net assets     0.79%          0.79%          0.79%         0.85%          0.86%
                                        ==========     ==========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      0.25%          0.27%          0.50%         0.18%          0.48%
                                        ==========     ==========       ========      ========       ========
 Portfolio Turnover Rate                   127.38%        129.50%         82.86%       118.33%        111.76%
                                        ==========     ==========       ========      ========       ========

                                                                                                       From
                                                                                                  January 9, 1989
                                                                                                   (commencement
                                                                                                 of operations) to
                                          Year Ended December 31,                                  December 31,
------------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990         1989(ii)
                                            -----          -----          -----         -----         -------
Net asset value, beginning of period      $  20.17       $  18.00       $  12.86      $  12.41       $  10.00
                                          --------       --------       --------      --------       --------
Net investment income (loss)                  0.03           0.03           0.08(i)       0.07           0.09
Net realized and unrealized gain (loss)
 on investments                               4.50           2.19           5.11          0.44           2.32
                                          --------       --------       --------      --------       --------
Total from investment operations              4.53           2.22           5.19          0.51           2.41
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.03)         (0.03)         (0.05)        (0.06)            --
Distributions from net realized gains           --          (0.02)            --            --             --
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.03)         (0.05)         (0.05)        (0.06)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of period            $  24.67       $  20.17       $  18.00      $  12.86       $  12.41
                                          ========       ========       ========      ========       ========
Total Return                                22.47%         12.38%         40.39%         4.14%         24.10%(iii)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:

Net assets, end of period
 000's omitted)                           $ 74,878       $ 30,316       $ 10,094      $  1,228       $    171
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.97%          0.99%          1.29%         1.50%(iv)      1.50%(iv)
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      0.25%          0.33%          0.52%         1.69%          1.30%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   112.64%         63.91%         58.95%        86.77%         79.59%
                                          ========       ========       ========      ========       ========


 (i)  Amount was computed based on average shares outstanding during the period.
 (ii) Ratios have been annualized; total return has not been annualized
(iii) Unaudited

 (iv) Amounts have been reduced by 2.31% and 7.32% for the years ended December 31, 1990 and 1989, respectively, due to expense reimbursements.

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                                 Year Ended December 31,
-------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year        $  10.99        $  8.42       $  17.79      $  13.30       $  15.31
                                          --------       --------       --------      --------       --------
Net investment income                         0.03           0.03           0.09(ii)      0.11(ii)       0.17
Net realized and unrealized gain (loss)
 on investments                               3.30           2.94           1.87          4.54          (1.47)
                                          --------       --------       --------      --------       --------
Total from investment operations              3.33           2.97           1.96          4.65          (1.30)
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.04)         (0.04)         (0.33)        (0.16)         (0.15)
Distributions from net realized gains        (1.16)         (0.36)        (11.00)           --          (0.56)
                                          --------       --------       --------      --------       --------
Total Distributions                          (1.20)         (0.40)        (11.33)        (0.16)         (0.71)
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  13.12       $  10.99        $  8.42      $  17.79       $  13.30
                                          ========       ========       ========      ========       ========
Total Return                                32.39%         36.29%         19.68%        35.13%         (8.28%)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                          $ 77,926       $ 47,399       $ 20,910      $  8,639       $ 29,135
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.70%          0.74%          0.81%         0.75%          0.75%
                                          ========       ========       ========      ========       ========
 Decrease reflected in above expense
  ratios due to expense reimbursements         --              --             --            --             --
                                          ========       ========       ========      ========       ========
 Ratio of net investment income to
  average net assets                         0.31%          0.56%          0.94%         0.61%          1.22%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   131.67%        150.09%        121.60%       164.05%        177.97%
                                          ========       ========       ========      ========       ========

                                                                Year Ended December 31,
---------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990           1989
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year        $  13.93       $  13.08       $  10.67      $  10.74       $  10.00
                                          --------       --------       --------      --------       --------
Net investment income                         0.07           0.08           0.09          0.11           0.18
Net realized and unrealized gain (loss)
 on investments                               1.37           1.02           2.41         (0.08)          0.56
                                          --------       --------       --------      --------       --------
Total from investment operations              1.44           1.10           2.50          0.03           0.74
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.06)         (0.12)         (0.09)        (0.10)            --
Distributions from net realized gains           --          (0.13)            --            --             --
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.06)         (0.25)         (0.09)        (0.10)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  15.31       $  13.93       $  13.08      $  10.67       $  10.74
                                          ========       ========       ========      ========       ========
Total Return                                10.34%          8.64%         23.51%         0.28%          7.40%(i)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                          $ 31,895       $  8,671       $  2,663      $    436       $     98
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.97%          1.25%          1.25%         1.25%          1.25%
                                          ========       ========       ========      ========       ========
 Decrease reflected in above expense
  ratios due to expense reimbursements          --          0.01%          0.66%         5.41%         23.72%
                                          ========       ========       ========      ========       ========
 Ratio of net investment income to
  average net assets                         1.51%          1.62%          2.54%         3.61%          7.36%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   105.80%        100.62%         61.11%        56.90%             --
                                          ========       ========       ========      ========       ========


 (i) Unaudited.
 (ii) Amount was computed based on average shares outstanding during the period.

FOR FUND INFORMATION:

By telephone:   1-800-992-3863

By mail:        The Alger American Fund
                1 World Trade Center
                Suite 9333
                New York, NY 10048

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries to the Fund, by calling the Fund's toll-free number or by writing to the address above.


Another way you can obtain copies is by visiting the SEC's Public Reference Room or by forwarding your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED















THE ALGER AMERICAN FUND
SEC FILE #811-5550

                                             THE ALGER  |
                                         AMERICAN FUND  |
                                                        |
                    A POOLED FUNDING VEHICLE FOR:       |
                    o VARIABLE ANNUITY CONTRACTS        |   1 WORLD TRADE CENTER
                    o VARIABLE LIFE INSURANCE POLICIES  |   SUITE 9333
                    o QUALIFIED PENSION PLANS           |   NEW YORK, NY 10048
                    o QUALIFIED RETIREMENT PLANS        |   1-800-992-3863



                                           PROSPECTUS

                                          MAY 1, 1999

        ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO









As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency.

                                                                    THE ALGER
                                                                 AMERICAN FUND

                                 ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

                                                                    PROSPECTUS

                                                                   MAY 1, 1999




  TABLE OF CONTENTS
------------------------------------------------------
2 ..........  Risk/Return Summary: Investments,
              Risks & Performance

3 ..........  Fees and Expenses

4 ..........  Management & Organization

4 ..........  Shareholder Information
              Distributor .................................  4
              Transfer Agent ..............................  4
              Purchasing and Redeeming Fund Shares ........  5

6 ..........  Financial Highlights

Back Cover:   How to obtain more information

                      This page intentionally left blank.

[GRAPHIC OMITTED]

THE ALGER AMERICAN FUND--ALGER
AMERICAN SMALL CAPITALIZATION PORTFOLIO

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENT GOAL AND APPROACH

THE ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. The portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o High Unit  Volume Growth

  Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o Positive Life Cycle Change

  Companies   experiencing   a   major  change  which  is  expected  to  produce
  advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.


It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell(R) 2000 Growth Index or the S&P(R) SmallCap 600 Index. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.


[GRAPHIC OMITTED]


PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolio's investment style and objective, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

In addition, there is the possibility of greater risk because the portfolio invests in smaller, less seasoned companies rather than larger, more established companies. Increased risk may result from such factors as inexperienced management and limited financial resources.

The portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

[GRAPHIC OMITTED]

PERFORMANCE


The following bar chart shows the changes in the portfolio's performance from year to year and gives you some indication of the risks of investing in the portfolio. It assumes reinvestment of dividends and distributions. The Average Annual Total Return Table beneath it compares the portfolio's performance over several periods with that of a broad measure of market performance. The annual returns assume reinvestment of dividends and distributions. Remember that the portfolio's performance in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

o Russell 2000 Growth Index(R): An index of common stocks designed to track performance of small capitalization companies. The index is unmanaged and no expenses or fees are reflected in the returns for the index. The returns for the index assume reinvestment of dividends of the underlying securities that make up the index.



ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)


64.48   8.71   57.54   3.55    13.28    -4.38    44.31     4.18    11.39   15.53
-----  -----   -----   ----    -----    -----    -----    -----    -----   -----
 89      90      91     92       93       94       95       96       97      98


Best Quarter:      25.73%     Q1    1991
Worst Quarter:    -20.72%     Q3    1990

Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                   1 Year   5 Years 10 Years (9/21/88)
------------------------------------------------------
American Small
  Capitalization   15.53%    13.09%  19.85%   18.86%
Russell 2000
   Growth Index     1.23%    10.22%  11.54%   11.22%
[GRAPHIC OMITTED]


FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolio.



                                                                  ANNUAL FUND OPERATING
                                                                  EXPENSES
                                                                  (expenses that are deducted
                                                                  from Fund assets)
                         SHAREHOLDER FEES
                     (fees paid directly from                                                          TOTAL ANNUAL FUND
                         your investment)       Management Fees   Distribution Fees   Other Expenses   OPERATING EXPENSES
=========================================================================================================================
Alger American Small           None                   .85%               None              .04%               .89%
Capitalization
Portfolio


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 Year  3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
  ALGER AMERICAN SMALL     $91    $284       $493        $1,096
  CAPITALIZATION
  PORTFOLIO


The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS


The portfolio may invest up to 100% of its assets in cash, high grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).


[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, NY 10048


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/98) $6.64 billion in mutual fund assets as well as $3.95 billion in other assets. The Manager is responsible for managing the portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolio. The portfolio has had the same manager since inception and, for the most recent fiscal year, the portfolio paid the Manager a fee at the annual rate based on a percentage of average daily net assets of .85%.


PORTFOLIO MANAGERS

David Alger and Seilai Khoo are the individuals responsible for the day-to-day management of the portfolio's investments. Mr. Alger, a manager of the portfolio since its inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo has been employed by the Manager since 1989, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995.

YEAR 2000


The Fund's Manager and Distributor (Fred Alger & Company, Incorporated) have advised the Fund that they are implementing a Year 2000 plan to address any issues arising from computer systems' potentially erroneous reading of dates in the year 2000. Specifically, they are in the process of confirming that the Fund's service providers are resolving any Year 2000 issues as the millennium approaches. While there can be no assurance that there will be no impairment of services at that time, currently, it is not anticipated that shareholders' investments in the Fund will be impacted negatively as a result of the Fund's Year 2000 transition. However, people and resources have been devoted to this important review.


Year 2000 issues, real or perceived, may also adversely affect stock prices. The Manager intends to review SEC filings and other year 2000 readiness information from companies in which the Fund may invest significantly, as well as readiness information from other sources. The Manager and the Fund have no reason to believe that such measures will not be sufficient to avoid a material adverse effect on the Fund's investments, although there can be no assurance that they will be.

[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302


NET ASSET VALUE

The price of one share is its "net asset value", or NAV. The NAV for the portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.


DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolio annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Participants in variable annuity contracts, variable life insurance policies, and qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from these investment vehicles are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are sub-ject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

NAV (NET ASSET VALUE) IS COMPUTED BY ADDING TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES AND THEN DIVIDING THE RESULT BY THE NUMBER OF ITS OUTSTANDING SHARES.

PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in the portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.


Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.


The Fund may redeem some shares "in kind", which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the years ended December 31, 1990 through 1998 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. The Financial Highlights, with the exception of the total return information, for the period ended December 31, 1998 have been audited by other independent accountants, who have expressed an unqualified opinion thereon. Arthur Andersen LLP's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                                 Year Ended December 31,
---------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year      $    43.75       $  40.91     $    39.41      $  27.31       $  30.88
                                        ----------       --------     ----------      --------       --------
Net investment income (loss)                 (0.02)         (0.05)(i)      (0.04)(i)     (0.09)         (0.03)(i)
Net realized and unrealized gain (loss)
 on investments                               6.30           4.45           1.70         12.19          (1.45)
                                        ----------       --------     ----------      --------       --------
Total from investment operations              6.28           4.40           1.66         12.10          (1.48)
                                        ----------       --------     ----------      --------       --------
Dividends from net investment income            --             --             --            --             --
Distributions from net realized gains        (6.06)         (1.56)         (0.16)           --          (2.09)

                                        ----------       --------     ----------      --------       --------
Total distributions                          (6.06)         (1.56)         (0.16)           --          (2.09)
                                        ----------       --------     ----------      --------       --------
Net asset value, end of year            $    43.97       $  43.75     $    40.91      $  39.41       $  27.31
                                        ==========       ========     ==========      ========       ========
Total Return                                15.53%         11.39%          4.18%        44.31%         (4.38%)
                                        ==========       ========     ==========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year
     (000's omitted)                     1,216,584       $997,586     $1,469,518      $984,212       $397,037
                                        ==========       ========     ==========      ========       ========
 Ratio of expenses to average net assets     0.89%          0.89%          0.88%         0.92%          0.96%
                                        ==========       ========     ==========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                     (0.20%)        (0.12%)        (0.09%)       (0.48%)        (0.10%)
                                        ==========       ========     ==========      ========       ========
 Portfolio Turnover Rate                   142.90%        104.43%        110.04%        80.66%        117.61%
                                        ==========       ========     ==========      ========       ========

                                                                      Year Ended December 31,
---------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990           1989
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year        $  27.26       $  26.79       $  17.02      $  15.79       $   9.60
                                          --------       --------       --------      --------       --------
Net investment income (loss)                 (0.05)         (0.06)         (0.03)         0.02           0.04
Net realized and unrealized gain (loss)
 on investments                               3.67           0.91           9.82          1.35           6.15
                                          --------       --------       --------      --------       --------
Total from investment operations              3.62           0.85           9.79          1.37           6.19
                                          --------       --------       --------      --------       --------
Dividends from net investment income            --             --          (0.02)        (0.01)            --
Distributions from net realized gains           --          (0.38)            --         (0.13)            --
                                          --------       --------       --------      --------       --------
Total distributions                             --          (0.38)         (0.02)        (0.14)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  30.88       $  27.26       $  26.79      $  17.02       $  15.79
                                          ========       ========       ========      ========       ========
Total Return                                13.28%          3.55%         57.54%         8.71%         64.48%(ii)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
 Net assets, end of year (000's omitted)  $238,850       $135,718       $ 56,798      $  7,149       $    569
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     1.03%          0.98%          1.06%         1.50%(iii)     1.50%(iii)
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                     (0.35%)        (0.37%)        (0.12%)        0.50%          1.11%
                                          ========       ========       ========      ========       ========
  Portfolio Turnover Rate                   148.07%        108.06%        125.90%       132.46%        133.61%
                                          ========       ========       ========      ========       ========

  (i) Amount was computed based on average shares outstanding during the year
 (ii) Unaudited

(iii) Amounts have been reduced by 0.33% and 9.15% for the years ended December 31, 1990 and 1989, respectively, due to expense reimbursements.

FOR FUND INFORMATION:

By telephone:   1-800-992-3863

By mail:        The Alger American Fund
                1 World Trade Center
                Suite 9333
                New York, NY 10048

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and to make inquiries to the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can obtain copies is by visiting the SEC's Public Reference Room or by forwarding your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED







THE ALGER AMERICAN FUND
SEC FILE #811-5550

                                             THE ALGER  |
                                         AMERICAN FUND  |
                                                        |
                    A POOLED FUNDING VEHICLE FOR:       |
                    o VARIABLE ANNUITY CONTRACTS        |   1 WORLD TRADE CENTER
                    o VARIABLE LIFE INSURANCE POLICIES  |   SUITE 9333
                    o QUALIFIED PENSION PLANS           |   NEW YORK, NY 10048
                    o QUALIFIED RETIREMENT PLANS        |   1-800-992-3863



                                           PROSPECTUS

                                          MAY 1, 1999

                      ALGER AMERICAN GROWTH PORTFOLIO









As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency.

                                                                       THE ALGER
                                                                   AMERICAN FUND

                                                 ALGER AMERICAN GROWTH PORTFOLIO

                                                                      PROSPECTUS

                                                                     MAY 1, 1999


TABLE OF CONTENTS
-------------------------------------------------------------------
2 ..........  Risk/Return Summary: Investments,
              Risks & Performance

3 ..........  Fees and Expenses

4 ..........  Management & Organization

4 ..........  Shareholder Information

              Distributor ...........................  4

              Transfer Agent ........................  4

              Purchasing and Redeeming
              Fund Shares ...........................  5

6 ..........  Financial Highlights

Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

THE ALGER AMERICAN FUND--
ALGER AMERICAN GROWTH PORTFOLIO

INVESTMENT GOAL AND APPROACH

THE ALGER AMERICAN GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. The portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


o High Unit Volume Growth


   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.


It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater. The market capitalization of a company is its price per share multiplied by its number of shares outstanding.


[GRAPHIC OMITTED]

PRINCIPAL RISKS


As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolio's investment style and objective, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.


The portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

[GRAPHIC OMITTED]

PERFORMANCE


The following bar chart shows changes in the portfolio's performance from year to year and gives you some indication of the risks of investing in the portfolio.

The Average  Annual  Total  Return  Table  beneath it compares  the  portfolio's performance over several periods with that of a broad measure of market performance. The annual returns assume reinvestment of dividends and distributions. Remember that how the portfolio has performed in the past is not necessarily an indication of how it will perform in the future.


The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

o S&P 500(R) Index: An index of large company common stocks considered to be representative of the U.S. stock market in general. The index is unmanaged and no expenses or fees are reflected in the returns for the index. The returns for the index assume reinvestment of dividends of the underlying securities that make up the index.




ALGER AMERICAN GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)


4.14    40.39     12.38    22.47     1.45      36.37    13.35    25.75    48.07
----   ------     -----    -----     ----      -----    -----    -----    -----
 90      91        92       93        94         95       96       97       98


Best Quarter:       25.93%    Q4      1998
Worst Quarter:     -16.21%    Q3      1990

Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                   1 Year        5 Years     (1/9/89)
------------------------------------------------------
American Growth    48.07%        23.90%       22.03%
S&P 500 Index      28.58%        24.06%       19.05%


[GRAPHIC OMITTED]

Fees and Expenses

Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolio.


                                                                  ANNUAL FUND OPERATING
                                                                  EXPENSES
                                                                  (expenses that are deducted
                                                                  from Fund assets)
                         SHAREHOLDER FEES
                     (fees paid directly from                                                          TOTAL ANNUAL FUND
                         your investment)       Management Fees   Distribution Fees   Other Expenses   OPERATING EXPENSES
=========================================================================================================================
Alger American                 None                   .75%               None              .04%               .79%
Growth
Portfolio


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                           1 Year   3 Years    5 Years    10 Years
-------------------------------------------------------------------------------
  Alger American            $81       $252      $439        $978
  Growth
  Portfolio


The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

ADDITIONAL INFORMATION ABOUT
THE PORTFOLIO'S INVESTMENTS


The portfolio may invest up to 100% of its assets in cash, high grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.


Other securities the portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, NY 10048


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/98) $6.64 billion in mutual fund assets as well as $3.95 billion in other assets. The Manager is responsible for managing the portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolio. The portfolio has had the same manager since inception and, for the most recent fiscal year, the portfolio paid the Manager a fee at the annual rate based on a percentage of average daily net assets of .75%.


PORTFOLIO MANAGERS


David Alger and Ron Tartaro are the individuals responsible for the day-to-day management of the portfolio's investments. Mr. Alger, a manager of the portfolio since its inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Mr. Tartaro has been employed by the Manager since 1990, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995.


YEAR 2000


The Fund's Manager and Distributor (Fred Alger & Company, Incorporated) have advised the Fund that they are implementing a Year 2000 plan to address any issues arising from computer systems' potentially erroneous reading of dates in the year 2000. Specifically, they are in the process of confirming that the Fund's service providers are resolving any Year 2000 issues as the millennium approaches. While there can be no assurance that there will be no impairment of services at that time, currently, it is not anticipated that shareholders' investments in the Fund will be impacted negatively as a result of the Fund's Year 2000 transition. However, people and resources have been devoted to this important review.


Year 2000 issues, real or perceived, may also adversely affect stock prices. The Manager intends to review SEC filings and other Year 2000 readiness information from companies in which the Fund may invest significantly, as well as readiness information from other sources. The Manager and the Fund have no reason to believe that such measures will not be sufficient to avoid a material adverse effect on the Fund's investments, although there can be no assurance that they will be.

[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302


NET ASSET VALUE

The price of one share is its "net asset value", or NAV. The NAV for the portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays.


The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.


DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolio annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Participants in variable annuity contracts, variable life insurance policies, and qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution of the dividends distributions from their plan accounts. Generally, distributions from these investment vehicles are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59-1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

NAV (NET ASSET VALUE) IS COMPUTED BY ADDING TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES AND THEN DIVIDING THE RESULT BY THE NUMBER OF ITS OUTSTANDING SHARES.

PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in the portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.


Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.


The Fund may redeem some shares "in kind", which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS




The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the years ended December 31, 1990 through 1998 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. The Financial Highlights, with the exception of the total return information, for the period ended December 31, 1989 have been audited by other independent accountants, who have expressed an unqualified opinion thereon. Arthur Andersen LLP's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.



ALGER AMERICAN GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 Year Ended December 31,
--------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            -----          -----          -----         -----          -----
Net asset value, beginning of period    $    42.76     $    34.33       $  31.16      $  23.13       $  24.67
                                        ----------     ----------       --------      --------       --------
Net investment income (loss)                  0.09           0.13           0.12          0.02           0.07
Net realized and unrealized gain (loss)
 on investments                              18.32           8.66           4.00          8.33           0.15
                                        ----------     ----------       --------      --------       --------
Total from investment operations             18.41           8.79           4.12          8.35           0.22
                                        ----------     ----------       --------      --------       --------
Dividends from net investment income         (0.13)         (0.13)         (0.02)        (0.07)         (0.03)
Distributions from net realized gains        (7.82)         (0.23)         (0.93)        (0.25)         (1.73)
                                        ----------     ----------       --------      --------       --------
Total Distributions                          (7.95)         (0.36)         (0.95)        (0.32)         (1.76)
                                        ----------     ----------       --------      --------       --------
Net asset value, end of period          $    53.22        $ 42.76        $ 34.33       $ 31.16        $ 23.13
                                        ==========     ==========       ========      ========       ========
Total Return                                48.07%         25.75%         13.35%        36.37%          1.45%
                                        ==========     ==========       ========      ========       ========
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                        $1,905,719     $1,072,529       $991,028      $502,974       $150,390
                                        ==========     ==========       ========      ========       ========

 RATIO OF EXPENSES TO AVERAGE NET ASSETS     0.79%          0.79%          0.79%         0.85%          0.86%
                                        ==========     ==========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      0.25%          0.27%          0.50%         0.18%          0.48%
                                        ==========     ==========       ========      ========       ========
 Portfolio Turnover Rate                   127.38%        129.50%         82.86%       118.33%        111.76%
                                        ==========     ==========       ========      ========       ========

                                                                                                       From
                                                                                                  January 9, 1989
                                                                                                   (commencement
                                                                                                 of operations) to
                                          Year Ended December 31,                                  December 31,
------------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990         1989(ii)
                                            -----          -----          -----         -----         -------
Net asset value, beginning of period      $  20.17       $  18.00       $  12.86      $  12.41       $  10.00
                                          --------       --------       --------      --------       --------
Net investment income (loss)                  0.03           0.03           0.08(i)       0.07           0.09
Net realized and unrealized gain (loss)
 on investments                               4.50           2.19           5.11          0.44           2.32
                                          --------       --------       --------      --------       --------
Total from investment operations              4.53           2.22           5.19          0.51           2.41
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.03)         (0.03)         (0.05)        (0.06)            --
Distributions from net realized gains           --          (0.02)            --            --             --
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.03)         (0.05)         (0.05)        (0.06)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of period            $  24.67       $  20.17       $  18.00      $  12.86       $  12.41
                                          ========       ========       ========      ========       ========
Total Return                                22.47%         12.38%         40.39%         4.14%         24.10%(iii)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
Net assets, end of period
 000's omitted)                           $ 74,878       $ 30,316       $ 10,094      $  1,228       $    171
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.97%          0.99%          1.29%         1.50%(iv)      1.50%(iv)
                                          ========       ========       ========      ========       ========
 Ratio of net investment income (loss)
  to average net assets                      0.25%          0.33%          0.52%         1.69%          1.30%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   112.64%         63.91%         58.95%        86.77%         79.59%
                                           ========       ========       ========      ========       ========


 (i)  Amount was computed based on average shares outstanding during the period.
 (ii) Ratios have been annualized; total return has not been annualized
(iii) Unaudited

 (iv) Amounts have been reduced by 2.31% and 7.32% for the years ended December 31, 1990 and 1989, respectively, due to expense reimbursements.

FOR FUND INFORMATION:

By telephone:   1-800-992-3863

By mail:        The Alger American Fund
                1 World Trade Center
                Suite 9333
                New York, NY 10048

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and to make inquiries to the Fund, by calling the Fund's toll-free number or by writing to the address above.


Another way you can obtain copies is by visiting the SEC's Public Reference Room or by forwarding your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED







THE ALGER AMERICAN FUND
SEC FILE #811-5550

                                             THE ALGER  |
                                         AMERICAN FUND  |
                                                        |
                    A POOLED FUNDING VEHICLE FOR:       |
                    o VARIABLE ANNUITY CONTRACTS        |   1 WORLD TRADE CENTER
                    o VARIABLE LIFE INSURANCE POLICIES  |   SUITE 9333
                    o QUALIFIED PENSION PLANS           |   NEW YORK, NY 10048
                    o QUALIFIED RETIREMENT PLANS        |   1-800-992-3863



                                           PROSPECTUS

                                          MAY 1, 1999

             ALGER AMERICAN INCOME & GROWTH PORTFOLIO









As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency.

                                                                       THE ALGER
                                                                   AMERICAN FUND

                                                         ALGER AMERICAN INCOME &
                                                                GROWTH PORTFOLIO

                                                                      PROSPECTUS

                                                                     MAY 1, 1999

TABLE OF CONTENTS
----------------------------------------------------

3 ..........  Risk/Return Summary: Investments,
              Risks & Performance

4 ..........  Fees and Expenses

4 ..........  Management & Organization

5 ..........  Shareholder Information

              Purchasing and Redeeming
              Fund Shares .....................  5

              Financial Highlights ............  6

Back Cover:   How to obtain more information

                      [This page intentionally left blank]

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE


THE ALGER AMERICAN FUND-
ALGER AMERICAN INCOME & GROWTH PORTFOLIO


INVESTMENT GOAL AND APPROACH

THE ALGER AMERICAN INCOME & GROWTH PORTFOLIO SEEKS TO PROVIDE A HIGH LEVEL OF DIVIDEND INCOME; ITS SECONDARY GOAL IS TO PROVIDE CAPITAL APPRECIATION.

It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. The portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o High Unit Volume Growth

  Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o Positive Life Cycle Change

  Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

  The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

[GRAPHIC OMITTED]


PRINCIPAL RISKS


As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolio's investment styles and objectives, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.


In addition, there is the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons.

The portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.


[GRAPHIC OMITTED]

PERFORMANCE


The following bar chart shows the changes in the portfolio's performance from year to year and gives you some indication of the risks of investing in the portfolio. It assumes reinvestment of dividends and distributions.

The Average  Annual  Total  Return  Table  beneath it compares  the  portfolio's performance over several periods with that of a broad measure of market performance. The performance reflects reinvestment of dividends and distributions. Remember that the portfolio's performance in the past is not necessarily an indication of how it will perform in the future.


The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.


S&P 500 Index(R): An index of large company common stocks considered to be representative of the U.S. stock market in general. The index is unmanaged and no expenses or fees are reflected in the returns for the index. The returns for the index assume reinvestment of dividends of the underlying securities that make up the index.

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)

[Graph]


7.40    0.28    23.51    8.64   10.34   -8.28   35.13   19.68    36.29    32.39
---     ----    -----    ----   -----   -----   -----   -----    -----    -----
89       90       91      92      93      94      95      96       97       98


Best Quarter:     21.37%   Q4       1998
Worst Quarter:   -13.94%   Q3       1990

Average Annual Total Return as of December 31, 1998

                                                  Since
                                                Inception
                   1 Year   5 Years  10 Years   (11/15/88)
-----------------------------------------------------------
American
  Income & Growth   32.39%  21.76%    15.62%     15.51%
S&P 500 Index(R)    28.58%  24.06%    19.21%     19.06%


[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolio.



                                                ANNUAL FUND OPERATING
                                                EXPENSES
                                                (expenses that are deducted
                                                from Fund assets)
                         SHAREHOLDER FEES
                     (fees paid directly from                                                          TOTAL ANNUAL FUND
                         your investment)       Management Fees   Distribution Fees   Other Expenses   OPERATING EXPENSES
=========================================================================================================================
Alger American                 None                  .635%               None             .075%               .70%
Income & Growth
Portfolio


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                      1 Year    3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
  Alger American       $72        $224        $390        $871
  Income & Growth
  Portfolio


The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS


The portfolio may invest up to 100% of its assets in cash, high grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION
MANAGER

Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, NY 10048

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/98) $6.64 billion in mutual fund assets as well as $3.95 billion in other assets. The Manager is responsible for managing the portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolio. The portfolio has had the same Manager since inception and, for the most recent fiscal year, the portfolio paid the Manager a fee at the annual rate based on a percentage of average daily net assets of .625%.


PORTFOLIO MANAGERS


David Alger and Ron Tartaro are the individuals responsible for the day-to-day management of the portfolio's investments. Mr. Alger, a manager of the portfolio since its inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Mr. Tartaro has been employed by the Manager since 1990, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995.


YEAR 2000

The Fund's Manager and Distributor (Fred Alger & Company, Incorporated) have advised the Fund that they are implementing a Year 2000 plan to address any issues arising from computer systems' potentially erroneous reading of dates in the year 2000. Specifically, they are in the process of confirming that the Fund's service providers are resolving any Year 2000 issues as the millennium approaches. While there can be no assurance that there will be no impairment of services at that time, currently, it is not anticipated that shareholders' investments in the Fund will be impacted negatively as a result of the Fund's Year 2000 transition. However, people and resources have been devoted to this important review.

Year 2000 issues, real or perceived, may also adversely affect stock prices. The Manager intends to review SEC filings and other year 2000 readiness information from companies in which the Fund may invest significantly, as well as readiness information from other sources. The Manager and the Fund have no reason to believe that such measures will not be sufficient to avoid a material adverse effect on the Fund's investments, although there can be no assurance that they will be.

[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE

The price of one share is its "net asset value", or NAV. The NAV for the portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is. closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.


DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolio annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Participants in variable annuity contracts, variable life insurance policies, and qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from these investment vehicles are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 591/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

NAV (NET ASSET VALUE) IS COMPUTED BY ADDING TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES AND THEN DIVIDING THE RESULT BY THE NUMBER OF ITS OUTSTANDING SHARES.

PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in the portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.


Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.


The Fund may redeem some shares "in kind", which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the years ended December 31, 1990 through 1998 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. The Financial Highlights, with the exception of the total return information, for the period ended December 31, 1989 have been audited by other independent accountants, who have expressed an unqualified opinion thereon. Arthur Andersen LLP's report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.



ALGER AMERICAN INCOME & GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                                 Year Ended December 31,
-------------------------------------------------------------------------------------------------------------
                                            1998           1997           1996          1995           1994
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year        $  10.99        $  8.42       $  17.79      $  13.30       $  15.31
                                          --------       --------       --------      --------       --------
Net investment income                         0.03           0.03           0.09(ii)      0.11(ii)       0.17
Net realized and unrealized gain (loss)
 on investments                               3.30           2.94           1.87          4.54          (1.47)
                                          --------       --------       --------      --------       --------
Total from investment operations              3.33           2.97           1.96          4.65          (1.30)
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.04)         (0.04)         (0.33)        (0.16)         (0.15)
Distributions from net realized gains        (1.16)         (0.36)        (11.00)           --          (0.56)
                                          --------       --------       --------      --------       --------
Total Distributions                          (1.20)         (0.40)        (11.33)        (0.16)         (0.71)
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  13.12       $  10.99        $  8.42      $  17.79       $  13.30
                                          ========       ========       ========      ========       ========
Total Return                                32.39%         36.29%         19.68%        35.13%         (8.28%)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                          $ 77,926       $ 47,399       $ 20,910      $  8,639       $ 29,135
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.70%          0.74%          0.81%         0.75%          0.75%
                                          ========       ========       ========      ========       ========
 Decrease reflected in above expense
  ratios due to expense reimbursements         --              --             --            --             --
                                          ========       ========       ========      ========       ========
 Ratio of net investment income to
  average net assets                         0.31%          0.56%          0.94%         0.61%          1.22%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   131.67%        150.09%        121.60%       164.05%        177.97%
                                          ========       ========       ========      ========       ========

                                                                Year Ended December 31,
---------------------------------------------------------------------------------------------------------------
                                            1993           1992           1991          1990           1989
                                            -----          -----          -----         -----          -----
Net asset value, beginning of year        $  13.93       $  13.08       $  10.67      $  10.74       $  10.00
                                          --------       --------       --------      --------       --------
Net investment income                         0.07           0.08           0.09          0.11           0.18
Net realized and unrealized gain (loss)
 on investments                               1.37           1.02           2.41         (0.08)          0.56
                                          --------       --------       --------      --------       --------
Total from investment operations              1.44           1.10           2.50          0.03           0.74
                                          --------       --------       --------      --------       --------
Dividends from net investment income         (0.06)         (0.12)         (0.09)        (0.10)            --
Distributions from net realized gains           --          (0.13)            --            --             --
                                          --------       --------       --------      --------       --------
Total Distributions                          (0.06)         (0.25)         (0.09)        (0.10)            --
                                          --------       --------       --------      --------       --------
Net asset value, end of year              $  15.31       $  13.93       $  13.08      $  10.67       $  10.74
                                          ========       ========       ========      ========       ========
Total Return                                10.34%          8.64%         23.51%         0.28%          7.40%(i)
                                          ========       ========       ========      ========       ========
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                          $ 31,895       $  8,671       $  2,663      $    436       $     98
                                          ========       ========       ========      ========       ========
 Ratio of expenses to average net assets     0.97%          1.25%          1.25%         1.25%          1.25%
                                          ========       ========       ========      ========       ========
 Decrease reflected in above expense
  ratios due to expense reimbursements          --          0.01%          0.66%         5.41%         23.72%
                                          ========       ========       ========      ========       ========
 Ratio of net investment income to
  average net assets                         1.51%          1.62%          2.54%         3.61%          7.36%
                                          ========       ========       ========      ========       ========
 Portfolio Turnover Rate                   105.80%        100.62%         61.11%        56.90%             --
                                          ========       ========       ========      ========       ========

  (i) Unaudited.
 (ii) Amount was computed based on average shares outstanding during the period.

FOR FUND INFORMATION:

By telephone:   1-800-992-3863

By mail:        The Alger American Fund
                1 World Trade Center
                Suite 9333
                New York, NY 10048

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries to the Fund, by calling the Fund's toll-free number or by writing to the address above.


Another way you can obtain copies is by visiting the SEC's Public Reference Room or by forwarding your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED















THE ALGER AMERICAN FUND
SEC FILE #811-5550]

                                             THE ALGER  |
                                         AMERICAN FUND  |
                                                        |
                    A POOLED FUNDING VEHICLE FOR:       |
                    o VARIABLE ANNUITY CONTRACTS        |   1 WORLD TRADE CENTER
                    o VARIABLE LIFE INSURANCE POLICIES  |   SUITE 9333
                    o QUALIFIED PENSION PLANS           |   NEW YORK, NY 10048
                    o QUALIFIED RETIREMENT PLANS        |   1-800-992-3863




                                           PROSPECTUS

                                          MAY 1, 1999


               ALGER AMERICAN MIDCAP GROWTH PORTFOLIO










As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency.

                                                                       THE ALGER
                                                                   AMERICAN FUND



                                          ALGER AMERICAN MIDCAP GROWTH PORTFOLIO



                                                                      PROSPECTUS

                                                                     MAY 1, 1999




  TABLE OF CONTENTS
-----------------------------------------------------------------

2 ........... Risk/Return Summary: Investments,
              Risks & Performance

3 ........... Fees and Expenses

4 ........... Management & Organization

4 ........... Shareholder Information

              Distributor ............................. 4
              Transfer Agent .......................... 4
              Purchasing and Redeeming Fund Shares .... 5

6 ........... Financial Highlights

Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

THE ALGER AMERICAN FUND-
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENT GOAL AND APPROACH

THE ALGER AMERICAN MIDCAP GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. The portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o High Unit Volume Growth

  Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o Positive Life Cycle Change

  Companies   experiencing   a   major  change  which  is  expected  to  produce
  advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.


It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P(R) MidCap 400 Index. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.


[GRAPHIC OMITTED]

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolio's investment styles and objectives, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.


In addition,  there is the  possibility  of greater  risk because the  portfolio invests in medium-sized companies rather than larger, more established companies. Increased risk may result from such factors as inexperienced management and limited financial resources.

The portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

[GRAPHIC OMITTED]

PERFORMANCE

The following bar chart shows the changes in the portfolio's performance from year to year and gives you some indication of the risks of investing in the portfolio. It assumes reinvestment of dividends and distributions.


The Average  Annual  Total  Return  Table  beneath it compares  the  portfolio's performance over several periods with that of a broad measure of market performance. The annual returns assume reinvestment of dividends and distributions. Remember that the portfolio's performance in the past is not necessarily an indication of how it will perform in the future.


The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.


o S&P Midcap 400 Index(R): An index of common stocks designed to track performance of medium capitalization companies. The index is unmanaged and no expenses or fees are reflected in the returns for the index. The returns for the index assume reinvestment of dividends of the underlying securities that make up the index.




ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)


-1.54    44.45    11.9   15.01     30.3
-----    -----    ----   -----     ----
  94       95      96      97       98

Best Quarter:     27.07%     Q4     1998
Worst Quarter:   -14.91%     Q3     1998

Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                            1 Year   5 Years (5/3/93)
------------------------------------------------------
American MidCap             30.30%   18.98%   23.50%
S&P Midcap 400 Index        19.11%   18.84%   18.99%


[GRAPHIC OMITTED]

Fees and Expenses

Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolio.


                                                ANNUAL FUND OPERATING
                                                EXPENSES
                                                (expenses that are deducted
                                                from Fund assets)
                         SHAREHOLDER FEES
                     (fees paid directly from                                                          TOTAL ANNUAL FUND
                         your investment)       Management Fees   Distribution Fees   Other Expenses   OPERATING EXPENSES
=========================================================================================================================
Alger American                 None                   .80%               None              .04%               .84%
MidCap Growth
Portfolio



Example

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the portfolio operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                           1 Year   3 Years     5 Years    10 Years
--------------------------------------------------------------------------------
  Alger American             $86     $268        $466       $1,037
  MidCap Growth
  Portfolio


The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS


The portfolio may invest up to 100% of its assets in cash, high grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods. Other securities the portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).


[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, NY 10048


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/98) $6.64 billion in mutual fund assets as well as $3.95 billion in other assets. The Manager is responsible for managing the portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolio. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolio paid the Manager a fee at the annual rate based on a percentage of average daily net assets of .80%.


PORTFOLIO MANAGERS


David Alger and Ron Tartaro are the individuals responsible for the day-to-day management of the portfolio's investments. Mr. Alger, a manager of the portfolio since its inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Mr. Tartaro has been employed by the Manager since 1990, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995.


YEAR 2000


The Fund's Manager and Distributor (Fred Alger & Company, Incorporated) have advised the Fund that they are implementing a Year 2000 plan to address any issues arising from computer systems' potentially erroneous reading of dates in the year 2000. Specifically, they are in the process of confirming that the Fund's service providers are resolving any Year 2000 issues as the millennium approaches. While there can be no assurance that there will be no impairment of services at that time, currently, it is not anticipated that shareholders' investments in the Fund will be impacted negatively as a result of the Fund's Year 2000 transition. However, people and resources have been devoted to this important review.


Year 2000 issues, real or perceived, may also adversely affect stock prices. The Manager intends to review SEC filings and other year 2000 readiness information from companies in which the Fund may invest significantly, as well as readiness information from other sources. The Manager and the Fund have no reason to believe that such measures will not be sufficient to avoid a material adverse effect on the Fund's investments, although there can be no assurance that they will be.

[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302


NET ASSET VALUE

The price of one share is its "net asset value", or NAV. The NAV for the portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.


DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolio annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Participants in variable annuity contracts, variable life insurance policies, and qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from these investment vehicles are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59-1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

NAV (NET ASSET VALUE) IS COMPUTED BY ADDING TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES AND THEN DIVIDING THE RESULT BY THE NUMBER OF ITS OUTSTANDING SHARES.


PURCHASING AND REDEEMING FUND SHARES


The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in the portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.


The Fund may redeem some shares "in kind", which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED]


FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                                                       From
                                                                                                    May 3, 1993
                                                                                                   (commencement
                                                                                                 of operations) to
                                                           Year Ended December 31,                 December 31,
-------------------------------------------------------------------------------------------------------------------
                                            1998        1997        1996       1995        1994       1993(i)
                                            -----       -----       -----      -----       -----      -------
Net asset value, beginning of period      $  24.18     $ 21.35     $ 19.44   $  13.46     $ 13.72     $ 10.00
                                          --------    --------    --------   --------     -------     -------
Net investment income (loss)                  0.00(ii)   (0.04)       0.03      (0.03)       0.00(ii)   (0.02)
Net realized and unrealized gain (loss)
 on investments                               6.95        3.20        2.29       6.01       (0.21)       3.88
                                          --------    --------    --------   --------     -------     -------
Total from investment operations              6.95        3.16        2.32       5.98       (0.21)       3.86
                                          --------    --------    --------   --------     -------     -------
Dividends from net investment income            --       (0.01)         --         --          --           --
Distributions from net realized gains        (2.26)      (0.32)      (0.41)        --       (0.05)      (0.14)
                                          --------    --------    --------   --------     -------     -------
Total Distributions                          (2.26)      (0.33)      (0.41)        --       (0.05)      (0.14)
                                          --------    --------    --------   --------     -------     -------
Net asset value, end of period            $  28.87    $  24.18    $  21.35   $  19.44     $ 13.46     $ 13.72
                                          ========    ========    ========   ========     =======     =======
Total Return                                30.30%      15.01%      11.90%     44.45%      (1.54%)     38.67%
                                          ========    ========    ========   ========     =======     =======
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                          $689,571    $444,967    $394,847   $185,349     $62,178     $21,301
                                          ========    ========    ========   ========     =======     =======
 Ratio of expenses to average net assets     0.84%       0.84%       0.84%      0.90%       0.97%       1.50%(iii)
                                          ========    ========    ========   ========     =======     =======
 Ratio of net investment income (loss)
  to average net assets                      0.00%      (0.15%)      0.08%     (0.25%)      0.03%      (0.58%)
                                          ========    ========    ========   ========     =======     =======
 Portfolio Turnover Rate                   152.21%     151.98%      90.97%    104.74%      83.96%      67.22%
                                          ========    ========    ========   ========     =======     =======


  (i) Ratios have been annualized; total return has not been annualized.
 (ii) Amount was computed based on average shares outstanding durin the period.

(iii) Amounts have been reduced by 0.33% due to expense reimbursements.

FOR FUND INFORMATION:

By telephone:   1-800-992-3863

By mail:        The Alger American Fund
                1 World Trade Center
                Suite 9333
                New York, NY 10048

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries to the Fund, by calling the Fund's toll-free number or by writing to the address above.


Another way you can obtain copies is by visiting the SEC's Public Reference Room or by forwarding your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED















THE ALGER AMERICAN FUND
SEC FILE #811-5550]

                                   THE ALGER  |
                                AMERICAN FUND |
                                              |
        A POOLED FUNDING  VEHICLE  FOR:       |
        o VARIABLE ANNUITY CONTRACTS          | 1 WORLD TRADE CENTER
        o VARIABLE LIFE INSURANCE POLICIES    | SUITE 9333
        o QUALIFIED PENSION PLANS             | NEW YORK, NY 10048
        o QUALIFIED RETIREMENT PLANS          | 1-800-992-3863






                                   PROSPECTUS

                                  MAY 1, 1999

                     ALGER AMERICAN LEVERAGED
                             ALLCAP PORTFOLIO






As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                       THE ALGER
                                                                   AMERICAN FUND

                                                        ALGER AMERICAN LEVERAGED
                                                                ALLCAP PORTFOLIO

                                                                      PROSPECTUS

                                                                     MAY 1, 1999




TABLE OF CONTENTS
----------------------------------------------------

2 ........... Risk/Return Summary: Investments,
              Risks & Performance

3 ........... Fees and Expenses

4 ........... Management & Organization

4 ........... Shareholder Information

              Distributor ...................... 4

              Transfer Agent ................... 4

              Purchasing and Redeeming
              Fund Shares ...................... 5

6 ........... Financial Highlights

Back Cover:   How to obtain more information

[GRAPHIC OMITTED]


THE ALGER AMERICAN FUND--
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO


RISK/RETURN SUMMARY: INVESTMENTS,
RISKS & PERFORMANCE

INVESTMENT GOAL AND APPROACH

THE  ALGER  AMERICAN   LEVERAGED  ALLCAP   PORTFOLIO  SEEKS  LONG-TERM   CAPITAL
APPRECIATION.

It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. The portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o High Unit  Volume Growth

  Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o Positive Life Cycle Change

  Companies   experiencing   a   major  change  which  is  expected  to  produce
  advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.


The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid for the money borrowed.



[GRAPHIC OMITTED]

PRINCIPAL RISKS


As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolio's investment styles and objectives, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.



In addition, there is the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed.

The portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

[GRAPHIC OMITTED]

PERFORMANCE


The following bar chart shows the changes in the portfolio's performance from year to year and gives you some indication of the risks of investing in the portfolio. It assumes reinvestment of dividends and distributions.

The Average Annual Return Table beneath it compares the portfolio's performance over several periods with that of a broad measure of market performance. The performance reflects reinvestment of dividends and distributions. Remember that the portfolio's performance in the past is not necessarily an indication of how it will perform in the future.


The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.


o S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general. The index is unmanaged and no expenses or fees are reflected in the returns for the index. The returns for the index assume reinvestment of dividends of the underlying securities that make up the index.



ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

Annual Total Return as of December 31 each year (%)

[Graph]

12.04     19.68     57.83
-----     -----     -----
 96        97        98

Best Quarter:       31.95%    Q4      1998
Worst Quarter:      -5.70%    Q4      1997

Average Annual Total Return as of December 31, 1998

                                         Since
                                       Inception
                            1 Year     (1/25/95)
--------------------------------------------------
American Leveraged
  AllCap                    57.83%      39.34%
S&P 500 Index(R)            28.58%      30.43%



[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolio.


                                                                              ANNUAL FUND OPERATING
                                                                              EXPENSES
                                                                              (expenses that are deducted
                                                                              from Fund assets)
                         SHAREHOLDER FEES
                     (fees paid directly from                                                          TOTAL ANNUAL FUND
                         your investment)       Management Fees   Distribution Fees   Other Expenses   OPERATING EXPENSES
=========================================================================================================================
Alger American                 None                   .85%               None              .11%*              .96%
Leveraged AllCap
Portfolio


*Included in Other Expenses is 0.03% of interest expense.


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                             1 Year   3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
  Alger American              $98      $306        $531      $1,178
  Leveraged AllCap
  Portfolio



The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

Additional Information About the Portfolio's Investments


The portfolio may invest up to 100% of its assets in cash, high grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.


Other securities the portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, NY 10048


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/98) $6.64 billion in mutual fund assets as well as $3.95 billion in other assets. The Manager is responsible for managing the portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolio. The portfolio has had the same Manager since inception and, for the most recent fiscal year, the portfolio paid the Manager a fee at the annual rate based on a percentage of average daily net assets of .85%.


PORTFOLIO MANAGERS


David Alger and Ron Tartaro are the individuals responsible for the day-to-day management of the portfolio's investments. Mr. Alger, a manager of the portfolio since its inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Mr. Tartaro has been employed by the Manager since 1990, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995.


YEAR 2000

The Fund's Manager and Distributor (Fred Alger & Company, Incorporated) have advised the Fund that they are implementing a Year 2000 plan to address any issues arising from computer systems' potentially erroneous reading of dates in the year 2000. Specifically, they are in the process of confirming that the Fund's service providers are resolving any Year 2000 issues as the millennium approaches. While there can be no assurance that there will be no impairment of services at that time, currently it is not anticipated that shareholders' investments in the Fund will be impacted negatively as a result of the Fund's Year 2000 transition. However, people and resources have been devoted to this important review.

Year 2000 issues, real or perceived, may also adversely affect stock prices. The Manager intends to review SEC filings and other Year 2000 readiness information from companies in which the Fund may invest significantly, as well as readiness information from other sources. The Manager and the Fund have no reason to believe that such measures will not be sufficient to avoid a material adverse effect on the Fund's investments, although there can be no assurance that they will be.

[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE

The price of one share is its "net asset value", or NAV. The NAV for the portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.


DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolio annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income.

Participants in variable annuity contracts, variable life insurance policies, and qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distri-butions from these investment vehicles are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59-1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

NAV (NET ASSET VALUE) IS COMPUTED BY ADDING TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES AND THEN DIVIDING THE RESULT BY THE NUMBER OF ITS OUTSTANDING SHARES.

PURCHASING AND REDEEMING FUND SHARES


The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in the portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.


The Fund may redeem some shares "in kind", which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                                       From
                                                                                                 January 25, 1995
                                                                                                   (commencement
                                                                                                 of operations) to
                                                                       Year Ended December 31,     December 31,
--------------------------------------------------------------------------------------------------------------------
                                                                  1998       1997        1996       1995(i)
                                                                  -----      -----       -----      -------
Net asset value, beginning of period                             $   23.17  $   19.36     $ 17.43     $ 10.00
                                                                 ---------  ---------   ---------    --------
Net investment income (loss)                                         (0.05)     (0.03)      (0.03)(ii)  (0.03)
Net realized and unrealized gain on investments                      12.99       3.84        2.14        7.46
                                                                 ---------  ---------   ---------    --------
Total from investment operations                                     12.94       3.81        2.11        7.43
Distributions from net realized gains                                (1.21)        --       (0.18)         --
                                                                 ---------  ---------   ---------    --------
Net asset value, end of period                                   $   34.90   $  23.17     $ 19.36      $17.43
                                                                 =========  =========   =========    ========
Total Return                                                        57.83%     19.68%      12.04%      74.30%
                                                                 =========  =========   =========    ========
Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)                       $ 101,710  $  53,488    $ 34,925     $ 5,497
                                                                 =========  =========   =========    ========
 Ratio of expenses excluding interest
  to average net assets                                              0.93%      0.96%       1.06%       1.50%
                                                                 =========  =========   =========    ========
 Ratio of expenses including interest
  to average net assets                                              0.96%      1.00%       1.09%       1.56%(iii)
                                                                 =========  =========   =========    ========
 Ratio of net investment income (loss)
  to average net assets                                             (0.27%)    (0.17%)     (0.15%)     (0.71%)
                                                                 =========  =========   =========    ========
 Portfolio Turnover Rate                                           143.59%    164.27%     102.10%     178.23%
                                                                 =========  =========   =========    ========
 Amount of debt outstanding at end of period                            --         --          --          --
                                                                 =========  =========   =========    ========
 Average amount of debt outstanding during the period            $ 246,101  $ 201,644   $  76,079    $  8,122
                                                                 =========  =========   =========    ========
 Average daily number of shares outstanding
  during the period                                              2,480,478  2,135,458   1,107,187      75,460
                                                                 =========  =========   =========    ========
 Average amount of debt per share during the period              $    0.10  $    0.09   $    0.07    $   0.11
                                                                 =========  =========   =========    ========

  (i) Ratios have been annualized; total return has not been annualized.
 (ii) Amount was computed based on average shares outstanding during the year.
(iii) Amount has been reduced by 2.36% due to expense reimbursements.

FOR FUND INFORMATION:

By telephone:   1-800-992-3863

By mail:        The Alger American Fund
                1 World Trade Center

                Suite 9333
                New York, NY 10048

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and to make inquiries to the Fund, by calling the Fund's toll-free number or by writing to the address above.


Another way you can obtain copies is by visiting the SEC's Public Reference Room or by forwarding your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED













THE ALGER AMERICAN FUND
SEC FILE #811-5550

================================================================================


                                            THE  |
                                          ALGER  |
                                       AMERICAN  | MEETING THE CHALLENGE
                                           FUND  | OF INVESTING
                                                 |
                                                 |
                                      STATEMENT  |
                                  OF ADDITIONAL  | MAY 1, 1999
                                    INFORMATION  |



                                 ALGER AMERICAN
                               BALANCED PORTFOLIO

                                 ALGER AMERICAN
                           INCOME AND GROWTH PORTFOLIO

                                 ALGER AMERICAN
                         SMALL CAPITALIZATION PORTFOLIO

                                 ALGER AMERICAN
                                GROWTH PORTFOLIO

                                 ALGER AMERICAN
                             MIDCAP GROWTH PORTFOLIO

                                 ALGER AMERICAN
                           LEVERAGED ALLCAP PORTFOLIO


     This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated May 1, 1999. It should be read together with the Prospectus which may be obtained free of charge by writing or calling the Fund at the address or toll-free number shown above.

================================================================================

                                                                     MAY 1, 1999
                                                 |
                                            THE  |
                                          ALGER  | 1 WORLD TRADE CENTER
                                       AMERICAN  | SUITE 9333
                                           FUND  | NEW YORK, NEW YORK 10048
                                                 | (800) 992-3863

================================================================================


The Alger American Fund (the "Fund") is a registered investment company -- a mutual fund -- that presently offers interests in the following six portfolios (the "Portfolios"):

                       * Alger American Balanced Portfolio

                       * Alger American Income & Growth Portfolio

                       * Alger American Small Capitalization Portfolio
                       * Alger American Growth Portfolio
                       * Alger American MidCap Growth Portfolio
                       * Alger American Leveraged AllCap Portfolio

The Fund is designed to permit insurance companies that issue variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") to offer VA contract and VLI policy holders the opportunity to participate in the performance of one or more of the Portfolios. The Fund also offers participation to qualified pension and retirement plans (the "Plans") which elect to make the Fund an investment option for plan participants.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                                    CONTENTS

The Portfolios...........................................................     2
Investment Strategies and Policies.......................................     3
Net Asset Value..........................................................    11
Purchases and Redemptions................................................    12
Participating Insurance Companies and Plans..............................    13
Management...............................................................    13
Expenses.................................................................    16
Dividends and Distributions..............................................    16
Taxes....................................................................    16
Custodian................................................................    17
Transfer Agent...........................................................    17
Counsel to the Fund......................................................    17
Certain Shareholders.....................................................    17
Organization.............................................................    20
Determination of Performance.............................................    20
Investor and Shareholder Information.....................................    22
Financial Statements.....................................................   F-1
Appendix.................................................................   A-1

THE PORTFOLIOS


The Fund is a diversified, open-end management investment company that offers a selection of six portfolios, each having distinct investment objectives and policies.


ALGER AMERICAN BALANCED PORTFOLIO

The investment objectives of the Portfolio are current income and long-term capital appreciation. The Portfolio intends to invest based on combined considerations of risk, income, capital appreciation and protection of capital value. Normally, it will invest in common stocks and investment grade fixed income securities (preferred stock and debt securities), as well as securities convertible into common stocks. Except during temporary defensive periods, the Portfolio will maintain at least 25% of its net assets in fixed income senior securities. With respect to debt securities, the Portfolio will invest only in instruments which are rated in one of the four highest rating categories by any established rating agency, or if not rated, which are determined by Fred Alger Management, Inc. ("Alger Management"), the Fund's investment manager, to be of comparable quality to instruments so rated.

The Portfolio may invest up to 35% of its total assets in money market instruments and repurchase agreements, and in excess of that amount (up to 100% of its total assets) during temporary defensive periods.


ALGER AMERICAN INCOME & GROWTH PORTFOLIO

The primary investment objective of the Portfolio is to provide a high level of dividend income. Capital appreciation is a secondary investment objective of the Portfolio. Except during temporary defensive periods, the Portfolio attempts to invest 100%, and it is a fundamental policy of the Portfolio to invest at least 65%, of its total assets in dividend paying equity securities. In selecting among dividend paying equity securities, Alger Management will favor securities it believes also offer opportunities for capital appreciation. The Portfolio may invest up to 35% of its total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its total assets) during temporary defensive periods.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have "total market capitalization"--present market value per share multiplied by the total number of shares outstanding--within the range of companies included in the Russell 2000 Growth Index ("Russell Index") or the S&P SmallCap 600 Index ("S&P Index"), updated quarterly. Both indexes are broad indexes of small capitalization stocks. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside of this combined range, and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

ALGER AMERICAN GROWTH PORTFOLIO

The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization of $1 billion or greater. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to track the performance of medium capitalization companies. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the S&P MidCap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 85% of its net assets in equity securities of companies of any size.

The Portfolio may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to increase gains and to hedge against the risk of unfavorable price movements, and may enter into futures contracts on securities indexes and purchase and sell call and put options on these futures contracts. The Portfolio may also borrow money for the purchase of additional securities. The Portfolio may borrow only from banks and may not borrow in excess of one-third of the market value of its total assets, less liabilities other than such borrowing. These practices are deemed to be speculative and may cause the Portfolio's net asset value to be more volatile than the net asset value of a fund that does not engage in these activities.

IN GENERAL

In order to afford the Portfolios the flexibility to take advantage of new opportunities for investments in accordance with their investment objectives or to meet redemptions, they may each hold up to 15% (or a higher percentage where so stated) of their total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of their total assets) during temporary defensive periods. These amounts may be higher than those maintained by other funds with similar investment objectives.


INVESTMENT STRATEGIES AND POLICIES


CERTAIN SECURITIES AND INVESTMENT TECHNIQUES


The Prospectus discusses the investment objectives of each Portfolio and the primary strategies to be employed to achieve those objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Portfolios may invest, the investment policies and portfolio strategies that the Portfolios may utilize and certain risks attendant to those investments, policies and strategies. There is no guarantee that any Portfolio's objectives will be achieved.

Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Companies in which Alger American Small Capitalization Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities of such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Accordingly, an investment in the Portfolio may not be appropriate for all investors. These risks may also apply to investments in smaller companies by all other Portfolios.


U.S. GOVERNMENT OBLIGATIONS

Bills, notes, bonds and other debt securities issued by the U.S. Treasury are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

U.S. GOVERNMENT AGENCY SECURITIES

These securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Administration, Federal Housing Administration and Maritime Administration. Some of these securities are supported by the full faith and credit of the U.S. Treasury; and the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.


Certain of these securities may have volatility risks, prepayment risks and extension risk, which could have a negative impact on the investing portfolio's net asset value.


BANK OBLIGATIONS

These are certificates of deposit, bankers' acceptances and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates.


The Portfolios will not invest in any debt security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and
(iii) in the case of foreign banks, the security is, in the opinion of Alger Management, the Fund's investment manager, of an investment quality comparable to other debt securities which may be purchased by the Portfolios. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.


FOREIGN BANK OBLIGATIONS

Investments by the Portfolios in foreign bank obligations and obligations of foreign branches of domestic banks present certain risks, including the impact of future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and/or the addition of other foreign governmental restrictions that might affect adversely the payment of principal and interest on these obligations. In addition, there may be less publicly available and reliable information about a foreign bank than about domestic banks owing to different accounting, auditing, reporting and recordkeeping standards. In view of these risks, Alger Management will carefully evaluate these investments on a case-by-case basis.

SHORT-TERM CORPORATE DEBT SECURITIES

These are outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable or floating rates.

COMMERCIAL PAPER

These are short-term promissory notes issued by corporations primarily to finance short-term credit needs.

VARIABLE RATE MASTER DEMAND NOTES

These are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because these notes are direct lending arrangements between the Portfolio and the issuer, they are not normally traded. Although no active secondary market may exist for these notes, the Portfolio may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy Alger Management that the same criteria for issuers of commercial paper are met. In addition, when purchasing variable rate master demand notes, Alger Management will consider the earning power, cash flows and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand. In the event an issuer of a variable rate master demand note were to default on its payment obligations, the Portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

REPURCHASE AGREEMENTS

Under the terms of a repurchase agreement, a Portfolio would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Portfolio's holding period. Repurchase agreements may be seen to be loans by the Portfolio collateralized by the underlying instrument. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period and not necessarily related to the rate of return on the underlying instrument. The value of the underlying securities, including accrued interest, will be at least equal at all times to the total amount of the repurchase obligation, including interest. A Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or part of the income from the agreement. Alger Management, acting under the supervision of the Fund's Board of Trustees, reviews the credit worthiness of those banks and dealers with which the Portfolios enter into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level.

REVERSE REPURCHASE AGREEMENTS
(ALGER AMERICAN BALANCED PORTFOLIO)

Reverse repurchase agreements are the same as repurchase agreements except that, in this instance, the Portfolio would assume the role of seller/borrower in the transaction. The Portfolio will maintain segregated accounts consisting of cash or liquid securities that at all times are in an amount equal to their obligations under reverse repurchase agreements. The Portfolio will invest the proceeds in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the securities. Under the Investment Company Act of 1940, as amended (the "Act"), reverse repurchase agreements may be considered borrowings by the seller; accordingly, the Portfolio will limit its investments in reverse repurchase agreements and other borrowings to no more than one-third of its total assets less liabilities other than the repurchase obligation.

FIRM COMMITMENT AGREEMENTS AND
WHEN-ISSUED PURCHASES

Firm commitment agreements and "when-issued" purchases call for the purchase of securities at an agreed price on a specified future date and would be used, for example, when a decline in the yield of securities of a given issuer is anticipated and a more advantageous yield may be obtained by committing currently to purchase securities to be issued later. When a Portfolio purchases a security under a firm commitment agreement or on a when-issued basis it assumes the risk of any decline in value of the security occurring between the date of the agreement or purchase and the settlement date of the transaction. A Portfolio will not use these transactions for leveraging purposes and, accordingly, will segregate cash or liquid securities in an amount sufficient at all times to meet its purchase obligations under these agreements.

WARRANTS AND RIGHTS

Each Portfolio may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks. Warrants are freely transferable and are traded on the major securities exchanges.

ILLIQUID AND RESTRICTED SECURITIES


An investment may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933, as amended. Each Portfolio may invest in restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. In adopting Rule 144A, the Securities and Exchange Commission (the "SEC") specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the board of trustees (or the fund's adviser acting subject to the board's supervision) determines that the securities are in fact liquid. The Board of Trustees has delegated its responsibility to Alger Management to determine the liquidity of each restricted security purchased pursuant to the Rule, subject to the Board of Trustees' oversight and review. Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Fund's portfolio could be adversely affected.


SHORT SALES

Each Portfolio may sell securities "short against the box." While a short sale is the sale of a security the Portfolio does not own, it is "against the box" if at all times when the short position is open the Portfolio owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

LENDING OF PORTFOLIO SECURITIES


In order to generate income and to offset expenses, each Portfolio may lend portfolio securities with a value up to 331/3% of the Portfolio's total assets including collateral on such loans, less liabilities exclusive of the obligation to return such collateral, to brokers, dealers and other financial organizations. The Portfolios will not lend securities to Alger Management or its affiliates. By lending its securities, a Portfolio can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. Government securities or letters of credit are used as collateral. Each Portfolio will adhere to the following conditions whenever its securities are loaned: (a) the Portfolio must receive at least 100 percent cash collateral or equivalent securities from the borrower; (b) the borrower must increase this collateral whenever the market value of the securities, including accrued interest, exceeds the value of the collateral; (c) the Portfolio must be able to terminate the loan at any time; (d) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Fund's Board of Trustees must terminate the loan and regain the right to vote the securities. A Portfolio bears a risk of loss in the event that the other party to a securities loan transaction defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral including the risk of a possible decline in the value of the collateral securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction.


FOREIGN SECURITIES


Each Portfolio may invest up to 20% of the value of its total assets in foreign securities (not including American Depositary Receipts, American Depositary
Shares or U.S. dollar-denominated securities of foreign issuers). Foreign securities investments may be affected by changes in currency exchange rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealing among nations. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on these investments as compared to dividends paid to the Portfolio by domestic corporations. It should be noted that there may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than those in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations. Securities purchased on a foreign exchange may be held in custody by a bank or other depository located in that market. It should be noted that certain of the risks associated with foreign securities may also apply to American Depositary Receipts and American Depositary Shares.


BORROWING (ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO)


Alger American Leveraged AllCap Portfolio may borrow money from banks and use it to purchase additional securities. This borrowing is known as leveraging. Leveraging increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the cost of borrowing, including interest paid on the borrowing, the net asset value of the Portfolio's shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest) of borrowings, or if there are losses, the net asset value of the Portfolio's shares will decrease faster than would otherwise be the case. The Portfolio may also borrow from banks for temporary or emergency purposes. The Portfolio is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.


OPTIONS (ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO)


The Portfolio may buy and sell (write) exchange listed options in order to obtain additional return or to hedge the value of its portfolio although, as in the past, it does not currently intend to rely on these strategies extensively, if at all. Hedging transactions are intended to reduce the risk of price fluctuations. The Portfolio may write an option on a security only if the option is "covered". Although the Portfolio will in any event generally not purchase or write options that appear to lack an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. The Portfolio will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Portfolio's total assets, although no more than 5% will be committed to transactions entered into for non-hedging purposes.

A call option on a security is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period. A put option on a security is a contract that, in return for the premium, gives the holder of the option the right to sell to the writer (seller) the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise at the exercise price during the option period.

A call option written by the Portfolio on a security is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call on the same security as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written or (2) greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, U.S. Government securities or other high-grade short-term obligations in a segregated account. A put option written by the Portfolio is "covered" if the Portfolio maintains cash or other high-grade short-term obligations with a value equal to the exercise price in a segregated account, or else holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If the Portfolio has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Portfolio has been assigned an exercise notice, the Portfolio will be unable to effect a closing purchase transaction. Similarly, if the Portfolio is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that a closing purchase or sale transaction can be effected when the Portfolio so desires.

The Portfolio would realize a profit from a closing transaction if the price of the transaction were less than the premium received from writing the option or more than the premium paid to purchase the option; the Portfolio would realize a loss from a closing transaction if the price of the transaction were less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.

An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in a particular option so that the Portfolio would have to exercise its option in order to realize any profit and would incur brokerage commissions upon the exercise of the option. If the Portfolio, as a covered call option writer, were unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expired or it delivered the underlying security upon exercise or otherwise cover the position.


In addition to options on securities, the Portfolio may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, the Portfolio would be obligated, in return for the premium received, to make delivery of this amount. The Portfolio could offset its position in stock index options prior to expiration by entering into a
closing   transaction  on  an  exchange  or  it  could  let  the  option  expire unexercised.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio would not purchase these options unless Alger Management were satisfied with the development, depth and liquidity of the market and Alger Management believed the options could be closed out.


Price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend, in part, on the ability of Alger Management to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, Alger Management might be forced to liquidate portfolio securities to meet settlement obligations.

Although Alger Management will attempt to take appropriate measures to minimize the risks relating to any trading by the Portfolio input and call options, there can be no assurance that the Portfolio will succeed in any option-trading program it undertakes.

STOCK INDEX FUTURES AND OPTIONS ON STOCK
INDEX FUTURES (ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO)

If the Portfolio utilizes these investments, it will do so only for hedging, not speculative, purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Portfolio, as seller, to deliver to the buyer the net cash amount called for in the contract at a specified future time. Put options on futures might be purchased to protect against declines in the market values of securities occasioned by a decline in stock prices and securities index futures might be sold to protect against a general decline in the value of securities of the type that comprise the index. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indexes that are permitted investments, the Portfolio would purchase and sell futures contracts on the stock index for which it could obtain the best price with considerations also given to liquidity. While incidental to its securities activities, the Portfolio may use index futures as a substitute for a comparable market position in the underlying securities, although it has not invested in index futures in the past.

The risk of imperfect correlation will increase as the composition of the Portfolio varies from the composition of the stock index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures, the Portfolio may, if it uses a hedging strategy, buy or sell stock index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the stock index futures has been less or greater than that of the securities. Such
"over-hedging" or "under-hedging" may adversely affect the Portfolio's net investment results if market movements are not as anticipated when the hedge is established.

An option on a stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price at any time prior to the expiration date of the option. The Portfolio would sell options on stock index futures contracts only as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions could be effected or that there would be correlation between price movements in the options on stock index futures and price movements in the Portfolio's securities which were the subject of the hedge. In addition, the Portfolio's purchase of such options would be based upon predictions as to anticipated market trends, which could prove to be inaccurate.


The Portfolio's use, if any, of stock index futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into, it at all, only for bona fide hedging, risk management or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Portfolio to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the market-to-market value of the contract fluctuates. The purchase of an option on stock index futures involves payment of a premium for the option without any further obligation on the part of the Portfolio. If the Portfolio were to exercise an option on a futures contract it would be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.


The Portfolio will not enter into a futures contract or related option (except for closing transactions) if, im-mediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Portfolio's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

OTHER INVESTMENTS


In addition to the securities and investment techniques listed above under "The Portfolios," each Portfolio may invest in bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, foreign bank obligations and obligations of foreign branches of domestic banks, variable rate master demand notes, firm commitment agreements and "when-issued" purchases.


INVESTMENT RESTRICTIONS


The investment restrictions numbered 1 through 12 below have been adopted by each of the Portfolios as fundamental policies. The Portfolios' investment objectives are also fundamental policies. Under the Act, a "fundamental" policy may not be changed without the vote of a "majority of the outstanding voting securities" of the Portfolio, which is defined in the Act as the lesser of (a) 67 percent or more of the shares of the Portfolio present at a Fund meeting if the holders of more than 50 percent of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50 percent of the outstanding shares of the Portfolio. Investment restrictions 13 through 19 may be changed by vote of a majority of the Fund's Board of Trustees at any time.

The investment policies prohibit each Portfolio from:


1. Purchasing the securities of any issuer, other than U.S. Government securities, if as a result more than 5% of the value of a Portfolio's total assets would be invested in the securities of the issuer, except that up to 25 percent of the value of the Portfolio's total assets may be invested without regard to this limitation.

2. Purchasing more than 10 percent of the voting securities of any one issuer or more than 10 percent of the securities of any class of any one issuer. This limitation shall not apply to investments in U.S. Government securities.

3. Selling securities short or purchasing securities on margin, except that the Portfolio may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities "short against the box."

4. Borrowing money, except that (a) the Portfolio may borrow for temporary or emergency (but not leveraging, except for the Alger American Leveraged AllCap Portfolio) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10 percent of the value of the Portfolio's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made; (b) the Alger American Balanced Portfolio may engage in transactions in reverse repurchase agreements; and (c) the Alger American Leveraged AllCap Portfolio may borrow from banks for investment purposes as set forth in the Prospectus. Whenever borrowings described in (a) exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments. Immediately after any borrowing, including reverse repurchase agreements and mortgage-backed rolls, the Portfolio will maintain asset coverage of not less than 300 percent with respect to all borrowings.

5. Pledging, hypothecating, mortgaging or otherwise encumbering more than 10 percent of the value of the Portfolio's total assets except in conjunction with borrowings as noted in 4(c) above. These restrictions shall not apply to transactions involving reverse repurchase agreements or the purchase of securities subject to firm commitment agreements or on a when-issued basis.

6. Underwriting the securities of other issuers, except insofar as the Portfolio may be deemed to be an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

7. Making loans to others, except through purchasing qualified debt obligations, lending portfolio securities or entering into repurchase agreements.

8. Investing in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

9. Purchasing any securities that would cause more than 25 percent of the value of the Portfolio's total assets to be invested in the securities of issuers conducting their principal business activities in the same industry; pro-vided that there shall be no limit on the purchase of U.S. Government securities.

10. Investing in commodities, except that the Alger American Leveraged AllCap Portfolio may purchase or sell stock index futures contracts and related options thereon if, thereafter, no more than 5% of its total assets are invested in margin and premiums.

11. Investing more than 10 percent (15 percent in the case of Alger American Leveraged AllCap Portfolio) of its net assets in securities which are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. However, securities with legal and contractual restrictions on resale may be purchased if they are determined to be liquid, and such purchases would not be subject to the limit stated above.

12. Issuing senior securities, except that the Alger American Leveraged AllCap Portfolio may borrow from banks for investment purposes so long as the Portfolio maintains the required asset coverage.

13. Purchasing or selling real estate, except that the Portfolio may purchase and sell securities secured by real estate, mortgages or interests therein and securities that are issued by companies that invest or deal in real estate.

14. Writing or selling puts, calls, straddles, spreads or combinations thereof, except that Alger American Leveraged AllCap Portfolio may buy and sell (write) options.

15. Investing in oil, gas or other mineral exploration or development programs, except that the Portfolio may invest in the securities of companies that invest in or sponsor those programs.

16. Purchasing any security if as a result the Portfolio would then have more than 5% of its total assets invested in securities of issuers (including predecessors) that have been in continual operation for less than three years. This limitation shall not apply to investments in U.S. Government securities.

17. Making investments for the purpose of exercising control or management.

18. Investing in warrants, except that the Portfolio may invest in warrants if, as a result, the investments (valued at the lower of cost or market) would not exceed five percent of the value of the Portfolio's net assets, of which not more than 2% of the Portfolio's net assets may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

19. Purchasing or retaining the securities of any issuer if, to the knowledge of the Fund, any of the officers, directors or trustees of the Fund or Alger Management individually owns more than .5% of the outstanding securities of the issuer and together they own beneficially more than 5% of the securities.


Except in the case of the 300 percent limitation set forth in Investment Restriction No. 4 and as may be otherwise stated, the percentage limitations contained in the foregoing restrictions and in the Fund's other investment policies apply at the time of the purchase of the securities and a later increase or decrease in percentage resulting from a change in the values of the securities or in the amount of the Portfolio's assets will not constitute a violation of the restriction.


PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities and other financial instruments for a Portfolio are made by Alger Management, which also is responsible for placing these transactions, subject to the overall review of the Fund's Board of Trustees. Although investment requirements for each Portfolio are reviewed independently from those of the other accounts managed by Alger Management and those of the other Portfolios, investments of the type the Portfolios may make may also be made by these other accounts or Portfolios. When a Portfolio and one or more other Portfolios or accounts managed by Alger Management are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Alger Management to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Portfolio or the size of the position obtained or disposed of by a Portfolio.

Transactions in equity securities are in many cases effected on U.S. stock exchanges and involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. Purchases and sales of money market instruments and debt securities usually are principal transactions.

These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

To the extent consistent with applicable provisions of the Act and the rules and exemptions adopted by the SEC thereunder, as well as other regulatory requirements, the Fund's Board of Trustees has determined that portfolio transactions will be executed through Fred Alger & Company, Incorporated ("Alger Inc.") if, in the judgment of Alger Management, the use of Alger Inc. is likely to result in price and execution at least as favorable as those of other qualified broker-dealers and if, in particular transactions, Alger Inc. charges the Portfolio involved a rate consistent with that charged to comparable unaffiliated customers in similar transactions. Such transactions will be fair and reasonable to the Portfolio's shareholders. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. Principal transactions are not entered into with affiliates of the Fund except pursuant to exemptive rules or orders adopted by the SEC.


In selecting brokers or dealers to execute portfolio transactions on behalf of a Portfolio, Alger Management seeks the best overall terms available. In assessing the best overall terms available for any transaction, Alger Management will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Alger Management is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services, as those terms are defined in section 28(e) of the Securities Exchange Act of 1934, provided to the Portfolio involved, the other Portfolios and/or other accounts over which Alger Management or its affiliates exercise investment discretion. Alger Management's fees under its agreements with the Portfolios are not reduced by reason of its receiving brokerage and research service. The Fund's Board of Trustees will periodically review the commissions paid by the Portfolios to determine if the commissions paid over representative periods of time are reasonable in relation to the benefits inuring to the Portfolios. During the fiscal year ended December 31, 1996, the Fund paid an aggregate of approximately $4,066,005 in commissions to broker-dealers in connection with portfolio transactions, of which $3,802,749 was paid to Alger Inc. During the fiscal year ended December 31, 1997, the Fund paid an aggregate of approximately $7,837,883 in commissions to broker-dealers in connection with portfolio transactions of which $7,712,699 was paid to Alger Inc. During the fiscal year ended December 31, 1998, the Fund paid an aggregate of approximately $7,974,970 in commissions to broker-dealers in connection with portfolio transactions, of which $7,917,064 (99%) was paid to Alger Inc. During the fiscal year ended December 31, 1998, 97% of the aggregate dollar amount of the Fund's transactions involving the payment of brokerage commissions were effected through Alger Inc. Alger Inc. does not engage in principal transactions with the Fund and, accordingly, received no compensation in connection with securities purchased or sold in that manner, which includes securities traded in the over-the-counter markets, money market investments and most debt securities. The turnover rate for Alger American Small Capitalization Portfolio for 1998 significantly exceeded 1997's due to portfolio repositioning in response to midyear market volatility.




NET ASSET VALUE


Net asset value is calculated as of the close of business (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open.

The assets of the Portfolios are generally valued on the basis of market quotations. Securities whose principal market is on an exchange or in the over-the-counter market are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when the Fund's Board of Trustees believes that these prices reflect the fair market value of the securities. Other investments and other assets, including restricted securities and securities for which market quotations are not readily available, are valued at fair value under procedures approved by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less are valued at amortized cost, as described below, which constitutes fair value as determined by the Fund's Board of Trustees.

The valuation of money market instruments with maturities of 60 days or less is based on their amortized cost which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument.

PURCHASES AND REDEMPTIONS

Shares of the Portfolios are offered by the Fund on a continuous basis to separate accounts of certain life insurance companies ("Participating Insurance Companies") and to Plans. Shares are distributed by Alger Inc. as principal underwriter for the Fund pursuant to a distribution agreement (the "Distribution Agreement") which provides that Alger Inc. accepts orders for shares at net asset value and no sales commission or load is charged.

The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI policies. Plan trustees purchase and redeem Portfolio shares. Plan participants cannot contact the Fund directly to purchase shares of the Portfolios but may invest in shares of the Portfolios only through their Plan. The Fund does not assess any fees, either when it sells or when it redeems its shares. Surrender charges, mortality and expense risk frees and other charges may be assessed by Participating Insurance Companies under the VA contracts or VLI policies. These fees should be described in the Participating Insurance Companies' prospectuses. Any charges assessed by the Plans should be described in the Plan documents. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Fund.

The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period: (i) during which the NYSE is closed other than customary weekend and holiday closings or during which trading on the NYSE is restricted; (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the SEC may by order permit for the protection of the shareholders of the Fund; or (iv) at any other time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares.

Payment for shares tendered for redemption is ordinarily made in cash. However, if the Board of Trustees of the Fund determines that it would be detrimental to the best interest of the remaining shareholders of a Portfolio to make payment of a redemption order wholly or partly in cash, the Portfolio may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Portfolio, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. The Fund has elected to be governed by Rule 18f-1 under the Act, pursuant to which a Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio, during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities and such valuation will be made as of the time the redemption price is determined.

PARTICIPATING INSURANCE
COMPANIES AND PLANS


The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI policies arising from the fact that the interests of the holders of VA contracts and VLI policies may differ, that the Participating Insurance Companies may not be affiliated with each other or that the Fund may offer its shares to Plans. Nevertheless, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Company separate accounts or Plans might withdraw its investment in a Portfolio, which might cause the Portfolio to sell portfolio securities at disadvantageous prices, and orderly portfolio management could be disrupted to the potential detriment of the VA contract and VLI policy holders or Plan Participants. The VA contracts and VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies, and the Plans are described in the Plan documents made available by the Plan sponsors. The Fund assumes no responsibility for such prospectuses or plan documents.


MANAGEMENT

TRUSTEES AND OFFICERS OF THE FUND


The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. Certain information about the Trustees and officers of the Fund is set forth below. Each of the officers of the Fund is also an officer, and each of the Trustees is also a director or trustee, as the case may be, of Castle Convertible Fund, Inc., a registered closed-end investment company, and The Alger Fund, The Alger Retirement Fund and Spectra Fund, registered open-end management investment companies, for all of which Alger Management serves as investment adviser. The following companies are affiliates of Alger Management: Alger Associates, Inc. ("Associates"), Alger Inc., Alger Properties, Inc. ("Properties"), Alger Shareholder Services, Inc. ("Services"), Alger Life Insurance Agency, Inc. ("Agency"), and Analysts Resources, Inc. ("ARI"). Unless otherwise noted, the address of each person named below is 1 World Trade Center, Suite 9333, New York, New York 10048.

NAME, AGE AND POSITION
WITH THE FUND AND ADDRESS             PRINCIPAL OCCUPATIONS
Fred M. Alger III (64)*               Chairman of the Boards of Associates,  Alger Inc., Alger Management,
  Chairman of the Board               Properties, Services, Agency, Fred Alger International Advisory S.A.
                                      ("International"), The Alger American Asset Growth Fund ("Asset Growth")
                                      and ARI.

David D. Alger (55)*                  President and Director of  Associates,  Alger  Management, Alger Inc.,
  President and Trustee               ARI, Properties, Services, International and Agency; Director of
                                      Asset Growth.

Gregory S. Duch (47)                  Executive Vice President, Treasurer and Director of Alger Management
  Treasurer                           Properties and Associates; Executive Vice President and Treasurer of
                                      Alger Inc., ARI, Services and Agency; Director and Treasurer of
                                      International.

Mary E. Marsden-Cochran (46)          Vice President, General Counsel and Secretary of Associates, Alger
  Secretary                           Management, Alger Inc., Properties, ARI, Services and Agency (2/96-present);
                                      Secretary of International (7/96-present); Associate General Counsel and
                                      Vice President of Smith Barney Inc. (12/94-2/96); Blue Sky Attorney, AMT
                                      Capital (1/94-11/94).

Frederick A. Blum (45)                Senior Vice President of Alger Inc.
  Assistant Secretary &
  Assistant Treasurer

Arthur M. Dubow (65)                  Trustee of the Arthur Dubow Foundation; private investor since 1985; Director
  Trustee                             of Coolidge Investment Corporation; formerly Chairman of the Board of
  P.O. Box 969                        Institutional Shareholder Services, Inc. and President of Fourth
  Wainscott, NY 11975                 Estate, Inc.


Stephen E.  O'Neil  (66)              Attorney-at-law; private investor since 1981; Director of Nova Care, Inc.
  Trustee                             and Brown-Forman Distillers Corporation; formerly President and Vice Chairman of
  805 Third Avenue                    City Investing Company and Director of Centerre Bancorporation and Syntro Corporation,
  New York,  NY 10022                 and Counsel to the law firm of  Kohler & Barnes  P.C.

Nathan E. Saint-Amand, M. D. (61)     Medical doctor in private practice.
  Trustee
  2 East 88th Street
  New York, NY 10128

John T. Sargent (74)                  Private investor since 1987; Director of Atlantic Mutual Insurance Co.;
  Trustee                             formerly Director of River Bank America.
  5 Beekman Place
  New York, NY 10022

B.Joseph White (53)                   Dean, University of Michigan ; President, William Davidson
  Trustee                             Institute at the University of Michigan Business School; Professor
  University of Michigan              of Business Administration, University of Michigan Business
  Business School                     Business School School; Director, Gordon Food Service; Trustee and
  701 Tappan Street                   Chair, Audit Committee, Equity Residential Properties Trust;
  Ann Arbor, MI 48109                 Director and Chair, Compensation Committee, Kelly Services, Inc.



* Fred M. Alger III an David D. Alger are "interested persons" of the Fund, as defined in the Act. Fred M. Alger and David D. Alger are brothers.

No director, officer or employee of Alger Management or its affiliates will receive any compensation from the Fund for serving as an officer or Trustee of the Fund. The Fund pays each independent Trustee a fee of $1500 for each meeting he attends, to an annual maximum of $6000. Effective February 1999, independent Trustees are reimbursed for their expenses in attending meetings.

The Fund does not offer its Trustees any pension or retirement benefits and has not done so in the past. The following table provides compensation amounts paid to independent Trustees of the Fund for the fiscal year ended December 31, 1998. Mr. White, now an independent Trustee, was not a Trustee of the Fund during that period. Effective February, 1999, he became a Trustee of the Fund.


                                       COMPENSATION TABLE

                                                                       TOTAL COMPENSATION PAID TO TRUSTEES FROM
                                                                              THE ALGER RETIREMENT FUND,
                                                AGGREGATE                           THE ALGER FUND,
                                              COMPENSATION                     THE ALGER AMERICAN FUND,
                                             FROM THE ALGER               CASTLE CONVERTIBLE FUND, INC. AND
       NAME OF PERSON, POSITION               AMERICAN FUND                          SPECTRA FUND
       ------------------------             ----------------            ---------------------------------------
       Arthur M. Dubow, Trustee                  $6,000                                 $28,250
       Stephen E. O'Neil, Trustee                $6,000                                 $28,250
       Nathan E. Saint-Amand, Trustee            $6,000                                 $28,250
       John T. Sargent, Trustee                  $3,000                                 $14,250


INVESTMENT MANAGER

Alger Management serves as investment manager to each of the Portfolios pursuant to separate written agreements (the "Management Agreements"). Certain of the services provided by, and the fees paid by the Portfolios to, Alger Management under the Management Agreements are described in the Prospectus. Alger Management is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. It pays the salaries of all officers who are employed by both it and the Fund. Alger Management makes investment decisions for the Portfolios, places orders to purchase and sell securities on behalf of the Portfolios and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Alger Inc., an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolios' transactions on securities exchanges and will retain commissions in accordance with certain regulations of the SEC. Alger Management has agreed to maintain office facilities for the Fund, furnish the Fund with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund, and to compute the net asset value, net income and realized capital gains or losses of the Portfolios. Alger Management prepares semi-annual reports to the SEC and to shareholders, prepares federal and state tax returns and filings with state securities commissions, maintains the Fund's financial accounts and records and generally assists in all aspects of the Fund's operations. Alger Management bears all expenses in connection with the performance of its services under the Management Agreements.


Under the Management Agreements, Alger Management receives a fee from each Portfolio at the following annual rates based on the Portfolio's average daily net assets: .85% (Alger American Small Capitalization and Leveraged AllCap Portfolios), .80% (Alger American MidCap Growth Portfolio), .75% (Alger American Growth and Balanced Portfolios) and .625% (Alger American Income & Growth Portfolio). This fee is computed daily and paid monthly.

During the fiscal years ended December 31, 1996, 1997, and 1998 Alger Management earned under the terms of the Management Agreements $92,934, $217,844 and $365,820, respectively, in respect of Alger American Income & Growth Portfolio; $10,617,051, $12,582,027 and $8,665,222, respectively, in respect of Alger
American Small Capitalization Portfolio; $5,604,710, $8,988,054 and $10,304,264, respectively, in respect of Alger American Growth Portfolio; $55,775, $103,223 and $154,672, respectively, in respect of Alger American Balanced Portfolio; and $2,330,374, $3,536,454 and $4,156,932, respectively, in respect of Alger
American MidCap Growth Portfolio; and $177,612, $399,269 and $567,333, respectively, in respect of Alger American Leveraged AllCap Portfolio.

From time to time Alger Management or its affiliates may compensate insurance companies or their affiliates whose customers hold shares of the Portfolios for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate of up to .45% of the net asset value of shares held by those customers, will be paid from Alger Management's or its affiliates' resources and not from the assets of the Fund.


Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger, III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.

Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.

UNDERWRITER

Alger Inc., the Underwriter for the Fund, is located at 30 Montgomery Street, Jersey City, NJ 07302. It is the corporate parent of Alger Management.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP serves as independent public accountants for the Fund.

EXPENSES

Each Portfolio pays expenses related to its daily operations, such as management fees, brokerage fees, custodian fees, Trustees' fees, transfer agency fees and legal and auditing costs. Alger Management has agreed to reimburse the Portfolios to the extent that the annual operating expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) of Alger American Balanced Portfolio or Alger American Income and Growth Portfolio exceed 1.25%, or such expenses of Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Alger American MidCap Growth Portfolio, or Alger American Leveraged AllCap Portfolio exceed 1.50%, of the average daily net assets of the applicable Portfolio for any fiscal year. Any such expense reimbursements will be estimated and reconciled daily and paid on a monthly basis. In addition, from time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of one or more of the Portfolios while retaining the ability to be reimbursed by the applicable Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the applicable Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be.

DIVIDENDS AND DISTRIBUTIONS

Each Portfolio will be treated separately in determining the amounts of dividends of investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested at net asset value on the payment date for each shareholder's account in additional shares of the Portfolio that paid the dividend or distribution or, in the case of VA contracts and VLI policies, will be paid in cash at the election of the Participating Insurance Company. Any dividends of the Portfolios will be declared and paid annually. Distributions of any net realized capital gains earned by a Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned. Participating Insurance Companies and Plans will be informed about the amount and character of dividends and distributions from the relevant Portfolio for federal income tax purposes.

TAXES

The following is a summary of selected federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended to substitute for individual tax advice and investors are urged to consult their own tax advisers as to the federal, state and local tax consequences of investing in the Fund.

Each Portfolio will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of net investment income and capital gains earned will be determined on a Portfolio-by-Portfolio (rather than on a Fund-wide) basis.


If, in any taxable year, a Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Portfolio in computing its taxable income. In addition, in the event of a failure to qualify, the

Portfolio's distributions, to the extent derived from the Portfolio's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If a Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a Portfolio failed to qualify as a regulated investment company for a period greater than one taxable year, the Portfolio may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

Each Portfolio has been structured so that each qualifies separately as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, a Portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities; and (b) meet certain quarterly diversification tests.


As a regulated investment company, a Portfolio will not be subject to federal income tax on its net investment income and net realized capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and net realized short-term capital gains for the taxable year is distributed. All net investment income and net realized capital gains distributed by a Portfolio will be reinvested automatically in additional shares of the Portfolio or paid in cash. Amounts reinvested in additional shares will be considered to have been distributed to shareholders.

The Fund distributes shares in the Portfolios to Participating Insurance Companies which will hold those shares, directly or indirectly, in a "segregated asset account" within the meaning of the Code. To qualify as a segregated asset account, the Portfolio in which such an account holds shares must meet the diversification requirements of Section 817(h) of the Code and the regulations promulgated thereunder.

The Fund has undertaken to meet the diversification requirements of Section 817(h) of the Code. This undertaking may limit the ability of a particular Portfolio to make certain otherwise permitted investments.

Income on assets of a segregated asset account will not be taxable currently to VA contracts or VLI policy holders if that account has met the diversification requirements under Section 817(h) of the Code. In the event an account is not so qualified, all VA contracts or VLI policies allocating any amount of premiums to such account will not qualify as "annuity contracts" or "life insurance" for federal income tax purposes. In that event, the holder of the VA contract or VLI policy would be taxed as though he owned a proportionate amount of the assets held by such account during and after all periods for which the account failed to be qualified.

Generally, distributions from a Plan will be taxable as ordinary income at the rate applicable to the participant at the time of distribution. In certain cases, distributions made to a participant from a Plan prior to the date on which the participant reaches age 591/2 are subject to a penalty tax equivalent to 10% of the amount so distributed, in addition to the ordinary income tax payable on such amount for the year in which it is distributed.

CUSTODIAN

Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231, serves as custodian for the Fund pursuant to a custodian agreement under which it holds the Portfolios' assets.

TRANSFER AGENT


Alger Shareholder Services, Inc. ("Services"), 30 Montgomery Street, Jersey City, New Jersey 07302, serves as transfer agent for the Fund pursuant to a transfer agency agreement. Under the transfer agency agreement Services processes purchases and redemptions of shares of the Portfolios, maintains the shareholder account records for each Portfolio, handles certain communications between shareholders and the Fund and distributes any dividends and distributions payable by the Fund. Pursuant to the transfer agency agreement Services is compensated on a per-account and, for certain transactions, a per-transaction basis.


COUNSEL TO THE FUND

The law firm Hollyer Brady Smith Troxell Barrett Rockett Hines & Mone LLP, 551 Fifth Avenue, New York, NY 10176, acts as counsel to the Fund.

CERTAIN SHAREHOLDERS


Set forth below is certain information regarding significant shareholders of the Portfolios. At April 1, 1999,

Ameritas Variable Life Insurance Co. Separate Account VA-2 Variable Annuity owned beneficially or of record 47.47% of Alger American Income & Growth Portfolio and 67.57% of Alger American Balanced Portfolio. On the same date, American Skandia Life Assurance Company owned beneficially or of record 49.53% of Alger American Small Capitalization Portfolio, 56.08% of Alger American Growth Portfolio and 77.02% of Alger American MidCap Growth Portfolio. The shareholders identified above may be deemed to control the specified Portfolios, which may have the effect of proportionately diminishing the voting power of other shareholders of these Portfolios.

At April 1, 1999, the Fund's officers and Trustees as a group owned less than 1% of any portfolio's shares.

The following table contains information regarding persons known by the Fund to own beneficially or of record 5% or more of the shares of any Portfolio. All holdings are expressed as a percentage of a Portfolio's outstanding shares as of April 1, 1999 and record and beneficial holdings are in each instance denoted as follows: record/beneficial.

                               Alger         Alger
                             American      American                                      Alger          Alger
                              Income         Small          Alger          Alger       American       American
                                and        Capital-       American       American       MidCap        Leveraged
                              Growth        ization        Growth        Balanced       Growth         AllCap
Name and                     Portfolio     Portfolio      Portfolio      Portfolio     Portfolio      Portfolio
Address of                   (Record/      (Record/       (Record/       (Record/      (Record/       (Record/
Shareholders                Beneficial)   Beneficial)    Beneficial)    Beneficial)   Beneficial)    Beneficial)
------------                -----------   -----------    -----------    -----------   -----------   ------------
American Skandia                */--       49.53%/--      56.08%/--         */--       77.02%/--         */--
Life Assurance
Corporation
Class 1
Tower One
Corporate Drive
P. O. Box 883
Shelton, CT 06484

Transamerica                  7.16%/--        */--           */--           */--          */--           */--
Life Ins. & Annuity
401 N. Tryon St.
Charlotte, NC 28210

Ameritas Variable             8.23%/--        */--           */--         9.35%/--        */--         6.36%/--
Life Insurance Co.
Separate Acct V
P.O. Box 82550
Lincoln, NE 68501

Ameritas Variable            47.47%/--      6.26%/--         */--        67.57%/--      6.34%/--      19.31%/--
Life Insurance Co.
Separate Acct. VA-2
Variable Annuity Product
P.O. Box 82550
Lincoln, NE 68501


Sun Life of Canada (US)       5.37%/--        */--           */--           */--          */--           */--
P.O. Box 934
Boston, MA 02117

Aetna Life Insurance         17.32%/--        */--           */--        18.70%/--        */--        13.67%/--
and Annuity Company
151 Farmington Avenue
Hartford, CT  06156

Security First Life Ins. Co.    */--        5.82%/--         */--           */--          */--           */--
Separate Account A
11365 W. Olympic Blvd
Los Angeles, CA 90064

New York Life                   */--        5.31%/--         */--           */--          */--           */--
Morris Corp. Ctr. 1
300 Interpace Pkwy
Parsippany, NJ 07054

CG Variable Annuity             */--          */--           */--           */--          */--        15.03%/--
Separate Acct II
900 Cottage Grove Road
Hartford, CT  06152

Conseco Variable                */--          */--           */--           */--          */--         9.67%/--
Insurance Co.
11825 North Pennsylvania St.
Carmel, IN  46032

GE Life & Annuity               */--        9.55%/--       7.23%/--         */--          */--           */--
Separate Acct. III
Variable Products Dept.
6610 W. Broad St.
Richmond, VA 23230

Lincoln Benefit               6.03%/--        */--           */--           */--          */--           */--
Life
P.O. Box 80469
Lincoln, NE 68501


Security Life of Denver         */--          */--           */--           */--          */--         7.36%/--
Separate Account L1
8515 East Orchard Rd.
Englewood, CO 80111

-------------------
*  Indicates shareholder owns less than 5% of the Portfolio's shares.

ORGANIZATION


The Fund has been organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated April 6, 1988 (the "Trust Agreement"). Alger American Small Capitalization Portfolio, Alger American Income & Growth Portfolio, Alger American Growth Portfolio, Alger American Balanced Portfolio (formerly the Alger American Fixed Income Portfolio), Alger American MidCap Growth Portfolio and Alger American Leveraged AllCap Portfolio commenced operations on September 21, 1988, November 15, 1988, January 9, 1989, September 5, 1989, May 3, 1993, and
January 25, 1995, respectively. The Fund offers an unlimited number of shares of six series, representing the shares of the Portfolios. The Fund's Board of Trustees may establish additional Portfolios at any time. The word "Alger" in the Fund's name has been adopted pursuant to a provision contained in the Trust Agreement. Under that provision, Alger Associates, Inc. may terminate the Fund's license to use the word "Alger" in its name when Alger Management ceases to act as the Fund's investment manager.

Shares do not have cumulative voting rights, which means that holders of more than 50 percent of the shares voting for the election of Trustees can elect all Trustees. Shares have equal voting rates, which cannot be adversely modified, other than by majority vote. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Portfolio, except with respect to the election of Trustees and the ratification of the selection of independent accountants. In the interest of economy and convenience, certificates representing shares of a Portfolio are physically issued only upon specific written request of a shareholder.


Meetings of shareholders normally will not be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the Act, shareholders of record of no less than two-thirds of the outstanding shares of the Fund may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Trust Agreement, the Trustees are required to call a meeting of shareholders for the purpose of voting on the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10 percent of the Fund's outstanding shares.

Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust. Shareholders of one Portfolio may vote only on matters that affect that Portfolio.

Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility that the Fund believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

Under normal circumstances, other than the shares issued to Alger Inc. in connection with its creation and initial capitalization, the Fund intends to distribute shares of the Portfolios only to Participating Insurance Companies and Plans, so that only Participating Insurance Companies and their separate accounts and Plans will be considered shareholders of the Portfolios. Although the Participating Insurance Companies and their separate accounts and the Plans are the shareholders or investors, the Participating Insurance Companies will pass through voting rights to their VA contract and VLI policy holders. Plan sponsors may or may not pass through voting rights to Plan participants, depending on the terms of the Plan's governing documents. For a discussion of voting rights please refer to the Participating Insurance Companies' prospectuses or the Plan documents.

DETERMINATION OF PERFORMANCE

Each Portfolio may include quotations of its "total return" in advertisements or reports to shareholders or prospective investors. Total return figures show the aggregate or average percentage change in value of an investment in a Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis) and may utilize dollar cost averaging. The Portfolio may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share price and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for a Portfolio will vary based on changes in market conditions. In addition, since the deduction of a Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.

The "total return" and "yield" as to each of the Portfolios are computed according to formulas prescribed by the SEC. These performance figures are calculated in the following manner:

A. Total Return--a Portfolio's average annual total return described in the Prospectus is computed according to the following formula:

                                  P (1+T)n=ERV

Where:   P =   a hypothetical initial payment of $1,000
         T =   average annual total return
         n =   number of years

    ERV    =   ending  redeemable value of a hypothetical  $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5 and 10 year periods (or fractional portion thereof);

The average annual total returns for the Portfolios for the periods indicated were as follows:

                                                                         Period
                                             Five          Ten            from
                                            Years         Years         Inception*
                          Year Ended        Ended         Ended          through
                           12/31/98       12/31/98       12/31/98       12/31/98
                           --------       --------       --------       --------
Alger American Balanced
  (formerly Alger
  American Fixed Income)    31.51%          16.41%          N/A          12.05%

Alger American Income &
  Growth                    32.39%          21.76%         15.62%        15.51%

Alger American Small
  Capitalization            15.53%          13.09%         19.85%        18.86%

Alger American Growth       48.07%          23.90%          N/A          22.03%

Alger American MidCap
  Growth                    30.30%          18.98%          N/A          23.50%

Alger American Leveraged
  AllCap                    57.83%           N/A            N/A          39.34%

* The Alger American Balanced Portfolio, the Alger American Income & Growth Portfolio, the Alger American Small Capitalization Portfolio, the Alger American Growth Portfolio, the Alger American MidCap Growth Portfolio and the Alger American Leveraged AllCap Portfolio commenced operations on September 5, 1989, November 15, 1988, September 21, 1988, January 9, 1989, May 3, 1993
   and January 25, 1995, respectively.

B. Yield--a Portfolio's net annualized yield described in the Prospectus is computed according to the following formula:

                                       a-b
                           YIELD = 2[(----- + 1)6 - 1]
                                       cd

Where:   a =   dividends and interest earned during the period

         b =   expenses accrued for the period (net of reimbursements)

         c = the average daily number of shares outstanding during the period that were entitled to receive dividends

         d =  the maximum offering price per share on the last day of the period

IN GENERAL

Current performance information for the Portfolios may be obtained by calling the Fund at (800) 992-3863. All performance figures are based on historical earnings. A Portfolio's quoted performance may not be indicative of future performance. A Portfolio's performance will depend upon factors such as the Portfolio's expenses and the types and maturities of instruments held by the Portfolio. In addition, the actual return to a holder of a VA contract or a VLI policy will be affected by charges imposed by the separate accounts of Partici-pating Insurance Companies or, in the case of Plan participants, by any charges imposed under the Plan.

From time to time, advertisements or reports to shareholders may compare the yield or performance of a Portfolio with that of other mutual funds with a similar investment objective. The performance of the Portfolios, for example, might be compared with rankings prepared by Lipper Analytical Services Inc., which is a widely recognized, independent service that monitors the performance of mutual funds, as well as with various unmanaged indexes, such as the S&P 500 Index, the Russell 2000 Growth Index, the S&P SmallCap 600 Index, the Wilshire Small Company Growth Index, the Lehman Government/Corporate Bond Index or the S&P MidCap 400 Index. In addition, evaluations of the Portfolios published by nationally recognized ranking services or articles regarding performance, rankings and other Portfolio characteristics may appear in national publications including, but not limited to, Barron's, Business Week, Forbes, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Money, Morningstar, The New York Times, USA Today and The Wall Street Journal and may be included in advertisements or communications to shareholders. Any given performance comparison should not be considered as representative of such Portfolio's performance for any future period.

INVESTOR AND SHAREHOLDER
INFORMATION

Investors and shareholders may contact the Fund toll-free at (800) 992-3863 for further information regarding the Fund and the Portfolios, including current performance quotations, as well as for assistance in selecting a Portfolio. Holders of VA contracts or VLI policies issued by Participating Insurance Companies and participants in Plans for which shares of one or more Portfolios are the investment vehicle may receive from the Participating Insurance Companies or Plan sponsor unaudited semi-annual financial statements and year-end financial statements audited by the Fund's independent public accountants. Each report will show the investments owned by each of the Portfolios and the market values of the investments and will provide other information about the Fund and its operations.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1998

================================================================================
   SHARES       COMMON STOCKS--86.8%                                   VALUE
   ------                                                              -----
                AIRLINES--1.0%
    360,400     US Airways Group Inc.* .........................    $ 18,740,800
                                                                    ------------
                BROADCASTING--1.9%
    605,400     Comcast Corp. Cl. A. Special ...................      35,529,715
                                                                    ------------
                BUSINESS SERVICES--1.5%
    368,000     IMS Health Inc. ................................      27,761,184
                                                                    ------------
                COMMUNICATIONS--6.4%
    363,500     America Online Inc. ............................      58,160,000
    134,500     COX Communications Inc. Cl. A.* ................       9,297,313
    771,200     MCI Worldcom Inc.* .............................      55,333,600
                                                                    ------------
                                                                     122,790,913
                                                                    ------------
                COMMUNICATION EQUIPMENT--4.5%
    383,300     Ascend Communications, Inc.* ...................      25,201,975
    297,900     Cisco Systems, Inc.* ...........................      27,648,993
    209,600     Corning Inc. ...................................       9,432,000
    993,400     Ericsson(LM)Telephone Co. ADR B ................      23,780,009
                                                                    ------------
                                                                      86,062,977
                                                                    ------------
                COMPUTER RELATED &
                BUSINESS EQUIPMENT--7.5%
    423,200     Compaq Computer Corp. ..........................      17,748,162
    486,200     Dell Computer Corp.* ...........................      35,584,006
    421,200     EMC Corp.* .....................................      35,802,000
    292,800     International Business Machines Corp. ..........      54,094,800
                                                                    ------------
                                                                     143,228,968
                                                                    ------------
                COMPUTER SOFTWARE--3.8%
    221,600     Compuware Corp.* ...............................      17,312,500
    389,800     Microsoft Corporation* .........................      54,060,582
                                                                    ------------
                                                                      71,373,082
                                                                    ------------
                CONGLOMERATE--3.1%
    787,880     Tyco International Ltd. ........................      59,436,091
                                                                    ------------
                DRUG DISTRIBUTION--2.9%
    459,450     Cardinal Health, Inc. ..........................      34,860,769
    259,700     McKesson Corp. .................................      20,532,661
                                                                    ------------
                                                                      55,393,430
                                                                    ------------
                FINANCIAL  SERVICES--13.5%
    453,100     BankAmerica Corp. ..............................      27,242,638
    236,400     Bank of New York Inc. ..........................       9,515,100
    956,200     Citigroup Inc. .................................      47,331,900
    579,800     Federal Home Loan Mortgage Corporation .........      37,361,152
    1,636       Firstar Corp. ..................................         152,557
    312,200     First Union Corp. ..............................      18,985,819
    986,900     Household International Inc. ...................      39,105,913
    611,700     Kansas City Southern Industries Inc. ...........      30,088,300
    417,400     Morgan Stanley Dean Witter & Co. ...............      29,635,400
    110,100     State Street Corp. .............................       7,658,886
    124,400     SunAmerica Inc. ................................      10,091,950
                                                                    ------------
                                                                     257,169,615
                                                                    ------------
                FOOD CHAINS--4.5%
    150,000     Fred Meyer, Inc.* ..............................       9,037,500
    620,200     Kroger Co.* ....................................      37,522,100
    627,800     Safeway Inc.* ..................................      38,256,876
                                                                     -----------
                                                                      84,816,476
                                                                     -----------
                INSURANCE--1.7%
    327,525     American International Group, Inc. ............       31,647,102
                                                                     -----------
                LEISURE & ENTERTAINMENT--1.3%
    511,400     Carnival Corp. ................................       24,547,200
                                                                     -----------
                MEDICAL DEVICES--1.8%
    472,800     Medtronic, Inc. ...............................       35,105,400
                                                                     -----------
                 PHARMACEUTICALS--13.7%
    138,400     Bristol Myers Squibb Co. ......................       18,519,719
    155,000     Elan Corp PLC-ADR*+ ...........................       10,782,265
    358,600     Eli Lilly & Company ...........................       31,870,575
    299,700     Merck & Co., Inc. .............................       44,262,094
    392,200     Pfizer Inc. ...................................       49,196,784
    455,600     Schering-Plough Corporation ...................       25,171,900
    513,700     SmithKline Beecham PLC-ADS ....................       35,702,150
    603,300     Warner-Lambert Co. ............................       45,360,920
                                                                    ------------
                                                                     260,866,407
                                                                    ------------
                POLLUTION CONTROL--3.1%
  1,279,100     Waste Management, Inc. ........................       59,638,037
                                                                    ------------
                RETAILING--10.9%
    600,000     CVS Corp. .....................................       33,000,000
    348,100     Costco Companies Inc.* ........................       25,128,643
  1,014,300     Home Depot, Inc. ..............................       62,062,988
    156,000     Office Depot Inc.* ............................        5,762,328
    694,000     Staples Inc.* .................................       30,319,472
    642,200     Wal-Mart Stores Inc. ..........................       52,299,484
                                                                    ------------
                                                                     208,572,915
                                                                    ------------
                SEMICONDUCTORS--3.7%
    448,600     Intel Corp. ...................................       53,187,362
    211,700     Texas Instruments, Incorporated ...............       18,113,687
                                                                  --------------
                                                                      71,301,049
                                                                  --------------
                TOTAL COMMON STOCKS
                 (COST $1,137,197,676) ....................        1,653,981,361
                                                                  --------------
                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1998 (CONT'D)

================================================================================

 PRINCIPAL
  AMOUNT                                                              VALUE
---------       SHORT-TERM INVESTMENTS--11.9%                        ------

                SHORT-TERM CORPORATE NOTES--10.5%
 $48,000,000    Bank Austria Finance Inc.,
                  5.87%, 1/6/99 ............................      $  47,960,867
  50,000,000    Bayerische Vereinsbank A.G.,
                  5.80%, 1/5/99 ............................         49,967,778
  20,000,000    Ciba Speciality Chemicals Corp.,
                  5.75%, 1/13/99 ...........................         19,961,667
  15,000,000    Ford Motor Credit Company,
                  5.77%, 1/6/99 ............................         14,987,979
  20,000,000    Hertz Corporation,
                  5.70%, 1/7/99 ............................         19,981,000
  48,000,000    Paribas Finance, Inc.,
                  5.50%, 1/6/99 ............................         47,963,333
                                                                  --------------
                TOTAL SHORT-TERM CORPORATE NOTES
                  (COST $200,822,624) ......................         200,822,624
                                                                  --------------

                SECURITIES HELD UNDER
                 REPURCHASE AGREEMENTS--1.4%
                Securities Held Under Repurchase
                 Agreements, 4.70%, 1/4/99, with
                 Bear, Stearns & Co. Inc., dtd 12/31/98,
                 repurchase price $26,209,137; collateralized
                 by U.S. Government Securities
                 (total par value $27,118,000
                  due 1/21/99-11/15/27) ....................          26,195,457
                                                                  --------------
                 TOTAL SHORT-TERM INVESTMENTS
                   (COST $227,018,081 ) ....................         227,018,081
                                                                  --------------
TOTAL INVESTMENTS
  (COST $1,364,215,757)(A) .........................  98.7%        1,880,999,442
Other Assets in Excess of Liabilities ..............   1.3            24,719,511
                                                     -----        --------------
NET ASSETS ......................................... 100.0%       $1,905,718,953
                                                     =====        ==============





--------------------------------------------------------------------------------
 *  Non-income producing security.
 +  Securities partially or fully on loan.
(a) At December 31, 1998, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,364,215,757, amounted to $516,783,685 which consisted of aggregate gross unrealized appreciation of $526,745,601 and gross unrealized depreciation of $9,961,916.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
================================================================================

                                                                                YEAR ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------------
                                                            1998              1997          1996         1995        1994
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                       $    42.76        $    34.33     $  31.16      $  23.13    $  24.67
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                          0.09              0.13         0.12          0.02        0.07
Net realized and unrealized gain on investments               18.32              8.66         4.00          8.33        0.15
-----------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                          18.41              8.79         4.12          8.35        0.22
-----------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                        (0.13)            (0.13)       (0.02)        (0.07)      (0.03)
  Distributions from net realized gains                       (7.82)            (0.23)       (0.93)        (0.25)      (1.73)
-----------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                    (7.95)            (0.36)       (0.95)        (0.32)      (1.76)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                             $    53.22        $    42.76     $  34.33      $  31.16    $  23.13
=============================================================================================================================
  Total Return                                                48.07%            25.75%       13.35%        36.37%       1.45%
=============================================================================================================================
Ratios and Supplemental Data:
  Net assets, end of year (000's omitted)                $1,905,719        $1,072,529     $991,028      $502,974    $150,390
=============================================================================================================================
  Ratio of expenses to average net assets                      0.79%             0.79%        0.79%         0.85%       0.86%
=============================================================================================================================
  Ratio of net investment income to average
     net assets                                                0.25%             0.27%        0.50%         0.18%       0.48%
=============================================================================================================================
  Portfolio Turnover Rate                                    127.38%           129.50%       82.86%       118.33%     111.76%
=============================================================================================================================



                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1998

================================================================================

  SHARES                                             VALUE
  ------      COMMON STOCKS--89.2%                   -----
              ADVERTISING--1.9%
    564,050   Outdoor Systems, Inc.* ...........  $ 16,921,500
    187,500   Young & Rubicam Inc.* ............     6,070,313
                                                  ------------
                                                    22,991,813
                                                  ------------
              AIRLINES--2.3%
    135,600   ASA Holdings Inc. ................     4,135,800
    275,200   Continental Airlines Inc. Cl. B.*      9,219,200
    466,000   SkyWest Inc. .....................    15,232,608
                                                  ------------
                                                    28,587,608
                                                  ------------
              APPAREL--.5%
    148,600   AnnTaylor Stores Corporation*+ ...     5,860,487
                                                  ------------
              BIO-TECHNOLOGY--6.1%
    117,500   Biogen Inc.* .....................     9,752,500
    411,500   Centocor, Inc.*+ .................    18,568,938
    229,800   IDEC Pharmaceuticals Corporation*+    10,800,600
    358,500   Medimmune Inc.* ..................    35,648,523
                                                  ------------
                                                    74,770,561
                                                  ------------
              BROADCASTING--1.6%
    141,900   Cablevision Systems Corp. Cl. A.*      7,121,677
    197,300   Jacor Communications Inc.* .......    12,701,188
                                                  ------------
                                                    19,822,865
                                                  ------------
             BUILDING & CONSTRUCTION--.5%
   243,400   Champion Enterprises Inc.*+ .......     6,663,075
                                                  ------------
             BUSINESS SERVICES--4.2%
   355,000   Bisys Group Inc.* .................    18,326,875
   112,900   ChoicePoint Inc. * ................     7,282,050
   257,500   Clarify Inc.*+ ....................     6,292,785
    21,900   IMS Health Inc. ...................     1,652,092
   261,500   Rent-Way Inc.*+ ...................     6,357,850
   201,400   Siebel Systems Inc.* ..............     6,835,113
   144,700   United Stationers Inc.*+ ..........     3,762,200
                                                  ------------
                                                    50,508,965
                                                  ------------
             COMMUNICATIONS--1.9%
   310,400   At Home Corp. Series A.* ..........    23,047,200
                                                  ------------
             COMMUNICATION EQUIPMENT--3.0%
   185,200   Ascend Communications, Inc.* ......    12,176,900
   146,700   Dycom Industries Inc.*+ ...........     8,380,238
   114,000   L-3 Communications Holdings, Inc.*      5,308,182
   152,700   Newbridge Networks Corp.* .........     4,638,263
   156,100   Visual Networks, Inc.*+ ...........     5,853,750
                                                  ------------
                                                    36,357,333
                                                  ------------
             COMPUTER RELATED &
             BUSINESS EQUIPMENT--2.4%
   441,100   Maxtor Corp.* .....................     6,175,400
   380,200   Quantum Corp.* ....................     8,079,250
   232,100   Sanmina Corporation* ..............    14,506,250
                                                  ------------
                                                    28,760,900
                                                  ------------
             COMPUTER SERVICES--8.2%
   392,900   Ceridian Corp.* ...................  $ 27,429,528
    42,300   eBay Inc.* ........................    10,204,875
   304,000   Excite Inc.* ......................    12,787,152
    40,000   Inktomi Corp.* ....................     5,175,000
   217,000   Keane Inc.* .......................     8,666,546
   200,000   Lycos Inc.* .......................    11,112,600
   186,200   QRS Corp.* ........................     8,937,600
    17,500   Ticketmaster Online CitySearch Inc.
               Cl. B.* .........................       980,000
    61,000   Yahoo Inc.* .......................    14,453,188
                                                  ------------
                                                    99,746,489
                                                  ------------
             COMPUTER SOFTWARE--4.7%
    232,500  Citrix Systems, Inc.* .............    22,567,148
    170,000  Compuware Corp.* ..................    13,281,250
    260,200  Dendrite International Inc. * .....     6,496,934
    196,500  Intuit Inc.* ......................    14,246,250
                                                  ------------
                                                    56,591,582
                                                  ------------
             CONSUMER PRODUCTS--1.9%
    303,300  Dial Corp. ........................     8,757,788
    239,700  Furniture Brands International
                Inc.* .                              6,531,825
    226,100  Pittway Corp. Cl. A ...............     7,475,544
                                                  ------------
                                                    22,765,157
                                                  ------------
             DRUG DISTRIBUTION--4.8%

     65,000  AmeriSource Health Corp Cl. A.* ...     4,225,000
    971,200  Bergen Brunswig Corp. Cl. A .......    33,870,600
    591,900  Omnicare, Inc. ....................    20,568,525
                                                  ------------
                                                    58,664,125
                                                  ------------
             FINANCIAL  SERVICES--7.4%

    140,402  Commerce Bancshares Inc. ..........     5,967,085
    326,300  Dime Bancorp Inc. .................     8,626,719
    293,900  Finova Group Inc. .................    15,852,378
    490,600  Kansas City Southern Industries
               Inc. ............................    24,131,632
    539,900  National Commerce Bancorp+ ........    10,157,139
    286,200  North Fork Bancorporation Inc. ....     6,851,056
    708,800  Sovereign Bancorp Inc. ............    10,100,400
    126,500  Wilmington Trust Corp. ............     7,795,563
                                                  ------------
                                                    89,481,972
                                                  ------------
             FOOD CHAINS--1.7%
    585,000  Food Lion Inc. Cl. A ..............     6,215,625
    237,300  Fred Meyer, Inc.* .................    14,297,325
                                                  ------------
                                                    20,512,950
                                                  ------------
             FOODS & BEVERAGES--4.2%
    419,000  Earthgrains Company ...............    12,963,021
    456,500  Starbucks Corp.* ..................    25,621,063
    255,700  U.S. Foodservice* .................    12,529,300
                                                  ------------
                                                    51,113,384
                                                  ------------
             INSURANCE--.1%
     71,300  Fremont General Corp. .............     1,764,674
                                                  ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1998 (CONT'D)

================================================================================

 SHARES                                                               VALUE
 ------      COMMON STOCKS (CONT'D)                                   -----
             MANUFACTURING--.8%
    194,500  Leggett & Platt Inc. ............................        4,279,000
    202,688  Palm Harbor Homes Inc.*+ ........................        5,105,292
                                                                   ------------
                                                                      9,384,292
                                                                   ------------
             MEDICAL DEVICES--.9%
    282,500  Biomet Inc. .....................................       11,370,625
                                                                   ------------
             MEDICAL SERVICES--3.8%
    503,800  Health Management Associates Inc. Cl. A.* .......       10,894,675
    386,800  Hooper Holmes Inc.+ .............................       11,217,200
     54,500  Impath Inc.* ....................................        1,444,250
    573,400  MedQuist Inc.* ..................................       22,649,300
                                                                    -----------
                                                                     46,205,425
                                                                    -----------
             PHARMACEUTICALS--5.6%
    567,400  Alza Corp.* .....................................       29,646,650
    210,000  Elan Corp PLC-ADR*+ .............................       14,608,230
    438,800  Forest Laboratories, Inc.* ......................       23,338,893
                                                                    -----------
                                                                     67,593,773
                                                                    -----------
             RESTAURANTS & LODGING--2.3%
    166,672  CKE Restaurants Inc. ............................        4,906,490
    587,100  Outback Steakhouse, Inc.* .......................       23,410,613
                                                                    -----------
                                                                     28,317,103
                                                                    -----------
             RETAILING--15.3%
     66,200  Amazon.com Inc.* ................................       21,266,750
    552,600  BJ's Wholesale Club Inc.* .......................       25,592,564
    855,800  Bed Bath & Beyond Inc.* .........................       29,204,175
    483,000  Borders Group Inc.* .............................       12,045,054
    249,700  Ethan Allen Interiors Inc. ......................       10,237,700
  1,003,300  Family Dollar Stores Inc. .......................       22,072,600
    594,800  Linens'n Things Inc.* ...........................       23,568,950
    105,000  Mens Wearhouse Inc.* ............................        3,333,750
    400,000  Office Depot Inc.* ..............................       14,775,200
    600,700  Williams Sonoma Inc.* ...........................       24,216,018
                                                                   ------------
                                                                    186,312,761
                                                                   ------------
             SEMICONDUCTORS--.6%
    212,500  Microchip Technology Incorporated*+                      7,862,500
                                                                   ------------
             SEMICONDUCTOR CAPITAL EQUIPMENT--.8%
    323,500  ASM Lithography Holding NV* .....................        9,866,750
                                                                   ------------
             TEXTILES--.7%
    253,900  WestPoint Stevens Inc.* .........................        8,013,846
                                                                   ------------
             TRANSPORTATION--1.0%
    347,200  Coach USA Inc.*+ ................................       12,043,674
                                                                   ------------
             TOTAL COMMON STOCKS
              (COST $810,130,782) ............................    1,084,981,889
                                                                 --------------
PRINCIPAL
 AMOUNT
---------
             Short-Term Corporate Notes--10.3%
$40,000,000  Bayerische Vereinsbank A.G.,
                 5.80%, 1/5/99 ...............................       39,974,222
 20,000,000  Cooperative Association of
              Tractor Dealers Inc. Cl. A.,
                 5.75%, 1/11/99 ..............................       19,968,056
             Ford Motor Credit Company,
 15,000,000      5.77%, 1/6/99 ...............................       14,987,979
 30,000,000      5.69%, 1/8/99 ...............................       29,966,808
 20,000,000  Hertz Corporation,
                 5.70%, 1/7/99 ...............................       19,981,000
                                                                 --------------
             TOTAL SHORT-TERM CORPORATE NOTES
                 (COST $124,878,065) .........................      124,878,065
                                                                 --------------
             SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--.9%
             Securities Held Under Repurchase
               Agreements, 4.70%, 1/4/99, with
               Bear, Stearns & Co. Inc., dtd 12/31/98,
               repurchase price $11,347,964; collateralized
               by U.S. Government Securities
               (total par value $11,650,000
                due 1/15/07-11/15/27) ........................       11,342,041
                                                                  -------------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $136,220,106) ...........................      136,220,106
                                                                  --------------
TOTAL INVESTMENTS
  (COST $946,350,888)(A) ...........................   100.4%     1,221,201,995
Liabilities in Excess of Other Assets ..............     (.4)        (4,618,255)
                                                      ------     --------------
NET ASSETS .........................................   100.0%     1,216,583,740
                                                      ======     ==============

--------------------------------------------------------------------------------
*   Non-income producing security.
+   Securities partially or fully on loan.
(a) At December 31, 1998, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $946,350,888, amounted to $274,851,107 which consisted of aggregate gross unrealized appreciation of $287,853,658 and gross unrealized depreciation of $13,002,551.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION  PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
================================================================================

                                                                           Year Ended December 31,
                                       ----------------------------------------------------------------------------------

                                                    1998             1997           1996          1995          1994
-------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of year             $    43.75        $  40.91     $     39.41      $  27.31     $  30.88
-------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                 (0.02)          (0.05)(i)      (0.04)(i)      (0.09)       (0.03)(i)
  Net realized and unrealized gain
     (loss) on investments                             6.30            4.45           1.70          12.19        (1.45)
-------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                6.28            4.40           1.66          12.10        (1.48)
  Distributions from net realized gains               (6.06)          (1.56)         (0.16)            --        (2.09)
-------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of year                   $    43.97        $  43.75     $    40.91       $  39.41     $  27.31
=========================================================================================================================
  Total Return                                        15.53%          11.39%          4.18%         44.31%       (4.38%)
=========================================================================================================================
  Ratios and Supplemental Data:
    Net assets, end of year (000's omitted)      $1,216,584        $997,586     $1,469,518       $984,212     $397,037
=========================================================================================================================
    Ratio of expenses to average net assets            0.89%           0.89%          0.88%          0.92%        0.96%
=========================================================================================================================
    Ratio of net investment loss to
      average net assets                              (0.20%)         (0.12%)        (0.09%)        (0.48%)      (0.10%)
=========================================================================================================================
    Portfolio Turnover Rate                          142.90%         104.43%        110.04%         80.66%      117.61%
=========================================================================================================================

(i)  Amount was computed based on average shares outstanding during the year.









                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1998

================================================================================

 SHARES                                                                VALUE
 ------      COMMON STOCKS--94.7%                                      -----
             BROADCASTING--2.1%
    28,000   Comcast Corp. Cl. A. Special .....................     $ 1,643,264
                                                                    -----------
             BUSINESS SERVICES--3.4%
    34,700   IMS Health Inc. ..................................       2,617,699
                                                                    -----------
             COMMUNICATIONS--4.6%
    33,000   MCI Worldcom Inc.* ...............................       2,367,750
    20,000   Time Warner Inc. .................................       1,241,260
                                                                    -----------
                                                                      3,609,010
                                                                    -----------
             COMMUNICATION EQUIPMENT--2.0%
    17,000   Cisco Systems, Inc.* .............................       1,577,820
                                                                    -----------
             COMPUTER RELATED &
             BUSINESS EQUIPMENT--2.4%
    10,000   International Business Machines Corp. ............       1,847,500
                                                                    -----------
             COMPUTER SOFTWARE--2.8%
    16,000   Microsoft Corporation* ...........................       2,219,008
                                                                    -----------
             CONGLOMERATE--7.5%
    26,000   General Electric Co. .............................       2,653,638
    41,804   Tyco International Ltd. ..........................       3,153,610
                                                                    -----------
                                                                      5,807,248
                                                                    -----------
             DRUG DISTRIBUTION--3.7%
    37,500   Cardinal Health, Inc. ............................       2,845,313
                                                                    -----------
             FINANCIAL SERVICES--15.4%
    21,000   Bank of New York Inc. ............................         845,250
    43,000   Citigroup Inc. ...................................       2,128,500
    21,400   Federal Home Loan Mortgage Corporation ...........       1,378,973
    21,000   Fifth Third Bancorp ..............................       1,497,573
    29,000   First Union Corp. ................................       1,763,577
    31,000   Kansas City Southern Industries Inc. .............       1,524,828
    12,000   Mellon Bank Corp. ................................         825,000
    11,000   Morgan Stanley Dean Witter & Co. .................         781,000
     8,500   State Street Corp. .............. ................         591,286
    20,000   U.S. Bancorp Inc. ................................         710,000
                                                                    -----------
                                                                     12,045,987
                                                                    -----------
             FOOD CHAINS--2.6%
    34,000   Kroger Co.* ......................................       2,057,000
                                                                    -----------
             FOODS & BEVERAGES--1.5%
    38,000   Earthgrains Company ..............................       1,175,644
                                                                    -----------
             INSURANCE--2.9%
    23,025   American International Group, Inc. ...............       2,224,790
                                                                    -----------
             LEISURE & ENTERTAINMENT--1.2%
    19,000   Carnival Corp. ...................................     $   912,000
                                                                    -----------
             MEDICAL DEVICES--2.5%
    10,000   Allegiance Corp. .................................         466,250
    20,000   Medtronic, Inc. ..................................       1,485,000
                                                                    -----------
                                                                      1,951,250
                                                                    -----------
             PHARMACEUTICALS--16.0%
    15,000   Alza Corp.* ......................................         783,750
    17,000   Bristol Myers Squibb Co. .........................       2,274,821
    15,000   Elan Corp PLC-ADR* ...............................       1,043,445
    14,400   Forest Laboratories, Inc.* .......................         765,907
    26,900   Pfizer Inc. ......................................       3,374,282
    34,800   Schering-Plough Corporation ......................       1,922,700
    30,500   Warner-Lambert Co. ...............................       2,293,234
                                                                    -----------
                                                                     12,458,139
                                                                    -----------
             POLLUTION  CONTROL--2.6%
    42,900   Waste Management, Inc. ...........................       2,000,213
                                                                    -----------
             RETAILING--18.5%
    26,000   Bed Bath & Beyond Inc.* ..........................         887,250
    28,800   CVS Corp. ........................................       1,584,000
    12,000   Costco Companies Inc.* ...........................         866,256
    40,000   Family Dollar Stores Inc. ........................         880,000
    15,000   Gap Inc. .........................................         843,750
    50,000   Home Depot, Inc. .................................       3,059,400
    37,000   Rite Aid Corp. ...................................       1,833,831
    39,000   Wal-Mart Stores Inc. .............................       3,176,082
    22,000   Walgreen Co. .....................................       1,288,386
                                                                    -----------
                                                                     14,418,955
                                                                    -----------
             SEMICONDUCTORS--3.0%
    20,000   Intel Corp. ......................................       2,371,260
                                                                    -----------
             TOTAL COMMON STOCKS
                (COST $55,020,005) ............................      73,782,100
                                                                    -----------

PRINCIPAL    SHORT-TERM INVESTMENTS--5.4%
 AMOUNT      SHORT-TERM CORPORATE NOTES--4.5%
--------
$2,000,000   Bayerische Vereinsbank A.G.,
               5.80%, 1/5/99 ..................................       1,998,711
 1,500,000   Ford Motor Credit Company,
               5.77%, 1/6/99 ..................................       1,498,799
                                                                    -----------
             TOTAL SHORT-TERM CORPORATE NOTES
               (COST $3,497,510) ..............................       3,497,510
                                                                    -----------



                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1998 (CONT'D)

================================================================================


             SHORT-TERM INVESTMENTS (CONT'D)                           VALUE
                                                                       -----
             SECURITIES HELD UNDER
               REPURCHASE AGREEMENTS--.9%
             Securities Held  Under  Repurchase
               Agreements, 4.70%, 1/4/99, with
               Bear, Stearns & Co. Inc., dtd
               12/31/98, repurchase price
               $688,452; collateralized by U.S.
               Treasury Bonds (par value $625,000
               due 11/15/27 ............................            $   688,092
                                                                    -----------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $4,185,602) .......................              4,185,602
                                                                    -----------
TOTAL INVESTMENTS
  (COST $59,205,607)(A) ........................  100.1%             77,967,702
Liabilities in Excess of Other Assets ..........    (.1)                (42,081)
                                                  -----             -----------
NET ASSETS .....................................  100.0%            $77,925,621
                                                  =====             ===========




--------------------------------------------------------------------------------
*   Non-income producing security.
a) At December 31, 1998, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $59,205,607, amounted to $18,762,095 which consisted of aggregate gross unrealized appreciation of $18,844,645 and gross unrealized depreciation of $82,550.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH  PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
================================================================================

                                                              Year Ended December 31,
                                           --------------------------------------------------------------------------------
                                                          1998           1997        1996          1995          1994
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                      $ 10.99        $  8.42      $ 17.79      $ 13.30        $ 15.31
---------------------------------------------------------------------------------------------------------------------------
   Net investment income                                   0.03           0.03         0.09(i)      0.11(i)        0.17
   Net realized and unrealized gain
     (loss) on investments                                 3.30           2.94         1.87         4.54          (1.47)
---------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                    3.33           2.97         1.96         4.65          (1.30)
---------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                   (0.04)         (0.04)       (0.33)       (0.16)         (0.15)
   Distributions from net realized gains                  (1.16)         (0.36)      (11.00)          --          (0.56)
---------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                (1.20)         (0.40)      (11.33)       (0.16)         (0.71)
---------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of year                         $ 13.12        $ 10.99      $  8.42      $ 17.79        $ 13.30
===========================================================================================================================
       Total Return                                       32.39%         36.29%       19.68%       35.13%         (8.28%)
===========================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of year (000's omitted)            $77,926        $47,399      $20,910      $ 8,639        $29,135
===========================================================================================================================
     Ratio of expenses to average net assets               0.70%          0.74%        0.81%        0.75%          0.75%
===========================================================================================================================
     Ratio of net investment income to average
       net assets                                          0.31%          0.56%        0.94%        0.61%          1.22%
===========================================================================================================================
     Portfolio Turnover Rate                             131.67%        150.09%      121.60%      164.05%        177.97%
===========================================================================================================================

(i) Amount was computed based on average shares outstanding during the year.






                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1998

================================================================================

 SHARES                                                                VALUE
 ------      COMMON STOCKS--58.0%                                      -----
              AIRLINES--.2%
 1,000       US Airways Group Inc.* .............................     $  52,000
                                                                      ---------
             BIO-TECHNOLOGY--.4%
 1,200       Biogen Inc.* .......................................        99,600
                                                                      ---------
             BROADCASTING--.8%
 4,100       Comcast Corp  Special ..............................       240,621
                                                                      ---------
             BUSINESS SERVICES--.8%
 3,00        IMS Health Inc. ....................................       226,314
                                                                      ---------
             COMMUNICATIONS--4.0%
 3,200       America Online Inc. ................................       512,000
 1,400       COX Communications Inc. Cl. A.*                             96,775
 7,200       MCI Worldcom Inc.* .................................       516,600
                                                                      ---------
                                                                      1,125,375
                                                                      ---------
             COMMUNICATION EQUIPMENT--3.2%
 4,400       Ascend Communications, Inc.* .......................       289,300
 2,800       Cisco Systems, Inc.* ...............................       259,876
 2,200       Corning Inc. .......................................        99,000
 9,500       Ericsson(LM)Telephone Co. ADR B. ...................       227,411
                                                                    -----------
                                                                        875,587
                                                                    -----------
             COMPUTER RELATED &
             BUSINESS EQUIPMENT--5.2%
 4,400       Compaq Computer Corp. ..............................       184,527
 5,300       Dell Computer Corp.* ...............................       387,896
 4,500       EMC Corp.* .........................................       382,500
 2,900       International Business Machines Corp. ..............       535,775
                                                                    -----------
                                                                      1,490,698
                                                                    -----------
             COMPUTER SOFTWARE--2.5%
 2,400       Compuware Corp.* ...................................       187,500
 3,800       Microsoft Corporation* .............................       527,014
                                                                    -----------
                                                                        714,514
                                                                    -----------
             CONGLOMERATE--2.1%
 7,950       Tyco International Ltd. ............................       599,732
                                                                    -----------
             DRUG DISTRIBUTION--1.7%
 3,900       Cardinal Health, Inc. ..............................       295,913
 2,400       McKesson Corp. .....................................       189,751
                                                                    -----------
                                                                        485,664
                                                                    -----------
             FINANCIAL SERVICES--9.6%
 4,900       BankAmerica Corp. ..................................       294,613
 2,300       Bank of New York Inc. ..............................        92,575
 9,300       Citigroup Inc. .....................................       460,350
 5,300       Federal Home Loan Mortgage Corporation .............       341,521
 3,000       First Union Corp. ..................................       182,439
 9,400       Household International Inc. .......................       372,475
 6,000       Kansas City Southern Industries Inc. ...............       295,128
 5,300       Morgan Stanley Dean Witter & Co. ...................       376,300
 3,300       Paine Webber Group Inc. ............................       127,463
 1,200       State Street Corp. .................................        83,476
 1,100       SunAmerica Inc. ....................................        89,238
                                                                    -----------
                                                                      2,715,578
                                                                    -----------
             FOOD CHAINS--3.3%
 1,500       Fred Meyer, Inc.* ..................................        90,375
 7,700       Kroger Co.* ........................................       465,850
 6,200       Safeway Inc.* ......................................       377,816
                                                                    -----------
                                                                        934,041
                                                                    -----------
             INSURANCE--1.0%
 2,850       American International Group, Inc. .................       275,381
                                                                    -----------
             LEISURE & ENTERTAINMENT--.8%
 4,500       Carnival Corp. .....................................       216,000
                                                                    -----------
             MEDICAL DEVICES--1.3%
 4,800       Medtronic, Inc. ....................................       356,400
                                                                    -----------
             PHARMACEUTICALS--9.5%
 1,300       Bristol Myers Squibb Co. ...........................       173,957
 1,000       Elan Corp PLC-ADR* .................................        69,563
 1,600       Forest Laboratories, Inc.* .........................        85,101
 3,500       Eli Lilly & Company ................................       311,063
 2,900       Merck & Co., Inc. ..................................       428,295
 4,100       Pfizer Inc. ........................................       514,296
 4,400       Schering-Plough Corporation ........................       243,100
 5,000       SmithKline Beecham PLC-ADS .........................       347,500
 6,600       Warner-Lambert Co. .................................       496,241
                                                                    -----------
                                                                      2,669,116
                                                                    -----------
             POLLUTION CONTROL--2.0%
12,400       Waste Management, Inc. .............................       578,150
                                                                    -----------
             RETAILING--7.1%
 4,700       CVS Corp. ..........................................       258,500
 2,700       Costco Companies Inc.* .............................       194,908
10,800       Home Depot, Inc. ...................................       660,830
 2,500       Office Depot Inc.* .................................        92,345
 6,700       Staples Inc.* ......................................       292,710
 6,300       Wal-Mart Stores Inc. ...............................       513,059
                                                                    -----------
                                                                      2,012,352
                                                                    -----------
             SEMICONDUCTORS--2.5%
4,400        Intel Corp. ........................................       521,677
2,000        Texas Instruments, Incorporated ....................       171,126
                                                                    -----------
                                                                        692,803
                                                                    -----------
              TOTAL COMMON STOCKS
                (COST $11,287,179) ..............................    16,359,926
                                                                    -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1998 (CONT'D)

================================================================================

  SHARES                                                              VALUE
  ------     COMMON STOCKS--12.1%                                     -----
             AUTOMOTIVE--1.7%
  $200,000   Ford Capital B.V.,
               9.50%, 6/1/10 .....................................   $  260,982
   200,000   General Motors Acceptance Corp.,
               7.125%, 6/1/99 ...................................       201,706
                                                                     ----------
                                                                        462,688
                                                                     ----------
             BANKS--.7%
   200,000   NationsBank Corp. MTN,
               7.23%, 5/2/99 ....................................       201,124
                                                                     ----------
             ELECTRIC & GAS COMPANIES--1.8%
   100,000   Cincinnati Gas & Electric Co. A.,
               7.20%, 10/1/23 ...................................       108,890
   400,000   Potomac Electric Power Co.,
               7.00%, 1/15/24 ...................................       406,000
                                                                     ----------
                                                                        514,890
                                                                     ----------
             FINANCIAL SERVICES--6.1%
             BankAmerica Corp.,
   200,000     6.625%, 10/15/07 .................................       210,606
   100,000     7.125%, 5/12/05+ .................................       106,932
   400,000   Bankers Trust Corp.,
               7.00%, 3/13/18 ...................................       404,000
   260,000   Chase Manhattan Bank,
               8.50%, 2/15/02 ...................................       281,970
   200,000   Citicorp,
               7.125%, 6/1/03 ...................................       211,328
   100,000   Citigroup Inc.,
               7.75%, 6/15/99 ...................................       101,097
   200,000   Merrill Lynch & Co.,
               6.75%, 4/30/01 ...................................       204,778
   200,000   Transamerica Finance Corp.,
               7.85%, 10/21/99 ..................................       202,982
                                                                     ----------
                                                                      1,723,693
                                                                     ----------
             LEISURE & ENTERTAINMENT--1.1%
  300,000      Walt Disney Corp.,
                6.375%, 3/30/01 .................................       306,519
                                                                    -----------
             POLLUTION CONTROL--.7%
  200,000      Waste Management Inc.,
                 8.25%, 11/15/99 ................................       204,302
                                                                    -----------
             TOTAL CORPORATE BONDS
               (COST $3,419,380) ................................   $ 3,413,216
                                                                    -----------

  PRINCIPAL    U.S. GOVERNMENT & AGENCY
   AMOUNT        OBLIGATIONS--8.0%                                      VALUE
   ------                                                               -----
   200,000       U.S. Treasury Notes,
                 7.50%, 10/31/99 .... ...........................   $   204,438
               Federal Home Loan Bank,
   250,000        6.00%, 1/27/03 ..... ..........................       250,050
   255,000        6.55%, 9/9/13 ...... ..........................       253,286
               Federal National Mortgage Association,
   200,000        8.50%, 2/1/05 .................................       207,250
   400,000        6.75%, 2/4/28 .................................       400,876
   633,000        7.00%, 3/4/13 .................................       632,899
   300,000        6.42%, 7/14/08 ................................       300,375
                                                                    -----------
               TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                 (COST $2,253,705) ..............................     2,249,174
                                                                    -----------
               SHORT-TERM INVESTMENTS--20.6%
               Short-Term Corporate Notes--17.7%
$1,000,000     Bayerische Vereinsbank A.G.,
                  5.80%, 1/5/99 .................................       999,354
 1,000,000     Ford Motor Credit Company,
                  5.77%, 1/6/99 .................................       999,199
 1,000,000     Duke Energy Corporation,
                  5.35%, 1/7/99 .................................       999,108
 1,000,000     EagleFunding Capital Corp.,
                  5.70%, 1/19/99 ................................       997,150
 1,000,000     Hertz Corporation,
                   5.70%, 1/7/99 ................................       999,050
                                                                    -----------
                TOTAL SHORT-TERM CORPORATE NOTES
                  (COST $4,993,861) .............................     4,993,861
                                                                    -----------
               SECURITIES HELD UNDER
                 REPURCHASE AGREEMENTS--2.9%
               Securities Held Under Repurchase
                 Agreements, 4.70%, 1/4/99, with
                 Bear,  Stearns & Co. Inc., dtd
                 12/31/98, repurchase price
                 $823,899; collateralized by U.S.
                 Treasury Strips (par value
                 $3,240,000 due 8/15/23) ........................       823,469
                                                                    -----------
              TOTAL SHORT-TERM INVESTMENTS
                (COST  $5,817,330) ..............................     5,817,330
                                                                    -----------
TOTAL INVESTMENTS
  (COST $22,777,594)(A) .........................         98.7%      27,839,646
Other Assets in Excess of Liabilities ...........          1.3          368,674
                                                         -----      -----------
NET ASSETS ......................................        100.0%     $28,208,320
                                                         =====      ===========


--------------------------------------------------------------------------------
  * Non-income producing security.
    Securities partially or fully on loan.
(a) At December 31, 1998, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $22,777,594, amounted to $5,062,052 which consisted of aggregate gross unrealized appreciation of $5,163,753 and gross unrealized depreciation of $101,701.



                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
================================================================================

                                                                                    Year Ended December 31,
                                                             --------------------------------------------------------------
                                                                1998        1997        1996       1995          1994
---------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of year                         $ 10.76     $ 9.24      $ 13.64    $  10.80      $   11.58
---------------------------------------------------------------------------------------------------------------------------
   Net investment income                                         0.19       0.17         0.21(i)     0.33(i)        0.20
   Net realized and unrealized gain
     (loss) on investments                                       3.02       1.63         1.01        2.73          (0.70)
---------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                          3.21       1.80         1.22        3.06          (0.50)
---------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                         (0.18)     (0.12)       (0.73)      (0.22)         (0.13)
   Distributions from net realized gains                        (0.81)     (0.16)       (4.89)         --          (0.15)
---------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                      (0.99)     (0.28)       (5.62)      (0.22)         (0.28)
---------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of year                               $ 12.98    $ 10.76      $  9.24    $  13.64      $   10.80
===========================================================================================================================
   Total Return                                                 31.51%     19.82%       10.17%      28.62%         (4.27%)
===========================================================================================================================
   Ratios and Supplemental Data:

     Net assets, end of year (000's omitted)                  $28,208    $16,614      $10,486    $  3,671      $  10,394
===========================================================================================================================
     Ratio of expenses to average net assets                     0.92%      1.01%        1.14%       1.00%          1.08%
===========================================================================================================================
     Ratio of net investment income to
       average net assets                                        2.09%      2.14%        2.06%       2.49%          2.30%
===========================================================================================================================
     Portfolio Turnover Rate                                    94.64%    105.01%       68.66%     113.02%         78.80%
===========================================================================================================================

 (i) Amount was computed based on average shares outstanding during the year.





                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1998


================================================================================

   SHARES                                                              VALUE
   ------     COMMON STOCKS--84.8%                                     -----
              ADVERTISING--.5%
    102,000   Young & Rubicam Inc.* ........... ...............     $ 3,302,250
                                                                    -----------
             AIRLINES--2.1%
    165,300   Continental Airlines Inc. Cl. B.*                       5,537,550
    168,000   US Airways Group Inc.* .........................        8,736,000
                                                                    -----------
                                                                     14,273,550
                                                                    -----------
              APPLIANCES &  TOOLS--.5%
     65,300   Black & Decker Corp. ...........................        3,660,914
                                                                    -----------
              BIO-TECHNOLOGY--4.1%
    127,600   Biogen Inc.* ...................................       10,590,800
    397,600   Centocor, Inc.*+ ...............................       17,941,700
                                                                    -----------
                                                                     28,532,500
                                                                    -----------
              BROADCASTING--2.6%
    187,900   Comcast Corp. Cl. A. Special ...................       11,027,475
    109,400   Jacor Communications Inc.* .....................        7,042,625
                                                                    -----------
                                                                     18,070,100
                                                                    -----------
              BUILDING & CONSTRUCTION--1.4%
    347,700   Champion Enterprises Inc.* .....................        9,518,288
                                                                    -----------
              BUSINESS SERVICES--2.4%
    147,400   IMS Health Inc. ................................       11,119,561
    166,600   Siebel Systems Inc.* ...........................        5,654,071
                                                                    -----------
                                                                     16,773,632
                                                                    -----------
              COMMUNICATIONS--5.1%
    133,400   America Online Inc. ............................       21,344,000
     94,700   At Home Corp. Series A.* .......................        7,031,475
     93,000   COX Communications Inc. Cl. A.* ................        6,428,625
                                                                    -----------
                                                                     34,804,100
                                                                    -----------
              COMMUNICATION EQUIPMENT--2.8%
     95,900   Ascend Communications, Inc.* ...................        6,305,425
    151,800   Corning Inc. ...................................        6,831,000
    205,400   Newbridge Networks Corp.* ......................        6,239,025
                                                                    -----------
                                                                     19,375,450
                                                                    -----------
              COMPUTER RELATED
                & BUSINESS EQUIPMENT--4.1%
    523,000   Quantum Corp.* .................................       11,113,750
    277,600   Sanmina Corporation* ...........................       17,350,000
                                                                    -----------
                                                                     28,463,750
                                                                    -----------
              COMPUTER SERVICES--2.9%
    282,500   Ceridian Corp.* ................................       19,722,173
                                                                    -----------
              COMPUTER SOFTWARE--4.8%
     97,000   Citrix Systems, Inc.* ..........................        9,415,110
     86,700   Compuware Corp.* ...............................        6,773,438
    233,900   Intuit Inc.* ...................................       16,957,750
                                                                    -----------
                                                                     33,146,298
                                                                    -----------
              CONSUMER PRODUCTS--1.5%
    113,500   Dial Corp. .....................................        3,277,312
    250,000   Furniture Brands International Inc.* ...........        6,812,500
                                                                    -----------
                                                                     10,089,812
                                                                    -----------
              DRUG DISTRIBUTION--5.9%
     75,900   Cardinal Health, Inc. ..........................      $ 5,758,913
    274,500   McKesson Corp. .................................       21,702,794
    384,200   Omnicare, Inc. .................................       13,350,950
                                                                    -----------
                                                                     40,812,657
                                                                    -----------
              FINANCIAL SERVICES--10.0%
    401,100   Dime Bancorp Inc. ..............................       10,604,282
     95,200   Finova Group Inc. ..............................        5,134,898
     91,076   Firstar Corp. ..................................        8,492,837
    444,200   Kansas City Southern Industries Inc. ...........       21,849,310
    154,850   Paine Webber Group Inc. ........................        5,981,081
    423,000   Sovereign Bancorp Inc. .........................        6,027,750
    159,800   State Street Corp. .............................       11,116,167
                                                                   ------------
                                                                     69,206,325
                                                                   ------------
             FOOD CHAINS--1.3%
   151,800   Fred Meyer, Inc.* ...............................        9,145,950
                                                                   ------------
             FOODS & BEVERAGES--4.1%
   223,300   Aurora Foods Inc.*+ .............................        4,424,243
   188,200   Starbucks Corp.* ................................       10,562,725
   201,000   Suiza Foods Corp.*+ .............................       10,238,538
    62,000   U.S. Foodservice* ...............................        3,038,000
                                                                   ------------
                                                                     28,263,506
                                                                   ------------
             INSURANCE--.4%
   118,000   Fremont General Corp. ...........................        2,920,500
                                                                   ------------
             LEISURE &  ENTERTAINMENT--2.0%
   555,900   International Game Technology ...................       13,515,597
                                                                   ------------
             MANUFACTURING--2.0%
   526,600   Leggett & Platt Inc. ............................       11,585,200
   123,000   Wabash National Corp. ...........................        2,498,498
                                                                   ------------
                                                                     14,083,698
                                                                   ------------
             MEDICAL  DEVICES--1.9%
   285,000   Allegiance Corp. ................................       13,288,125
                                                                   ------------
             MEDICAL  SERVICES--1.4%
   458,700   Health Management Associates Inc. Cl. A.* .......        9,919,388
                                                                   ------------
              PAPER  PACKAGING & FOREST PRODUCTS--.5%
    69,600   Sealed Air Corp.* ...............................        3,553,985
                                                                   ------------
             PHARMACEUTICALS--4.4%
   238,600   Alza Corp.* .....................................       12,466,850
   112,600   Elan Corp PLC-ADR*+ .............................        7,832,793
   189,200   Forest Laboratories, Inc.* ......................       10,063,170
                                                                   ------------
                                                                     30,362,813
                                                                   ------------
             POLLUTION  CONTROL--1.7%
   231,500   Waste Management, Inc.                                  10,793,688
                                                                   ------------
             RESTAURANTS & LODGING--2.6%
   369,700   Outback Steakhouse, Inc.*                               14,741,788
    75,000   Papa John's International Inc.*                          3,309,375
                                                                   ------------
                                                                     18,051,163
                                                                   ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1998 (CONT'D)


===============================================================================

  SHARES      COMMON STOCKS (CONT'D)                                  VALUE
  ------                                                             -------
              RETAILING--7.8%
  403,800     Bed Bath & Beyond Inc.* .........................    $ 13,779,675
   57,200     Best Buy Company Inc.* ..........................       3,510,650
  169,000     CVS Corp. .......................................       9,295,000
  469,400     Office Depot Inc.* ..............................      17,338,697
  240,700     Williams Sonoma Inc.* ...........................       9,703,338
                                                                   ------------
                                                                     53,627,360
                                                                   ------------
              SEMICONDUCTORS--3.1%
   61,000    Linear Technology Corporation ....................       5,463,343
  438,300    Microchip Technology Incorporated*+ ..............      16,217,100
                                                                   ------------
                                                                     21,680,443
                                                                   ------------
             TRANSPORTATION--.9%
  170,300    Coach USA Inc* ...................................       5,907,366
                                                                   ------------
             TOTAL COMMON STOCKS
               (COST $479,473,074) ............................     584,865,381
                                                                   ------------
 RINCIPAL
  AMOUNT     SHORT-TERM INVESTMENTS--8.7%                              VALUE
 -------                                                               -----
             SHORT-TERM CORPORATE NOTES--7.0%
$18,000,000  Bayerische Vereinsbank A.G.,
               5.80%, 1/5/99 ..................................     $17,988,400
 15,000,000  CSC Enterprises,
               5.65%, 1/14/99 .................................      14,969,396
 15,000,000  Ford Motor Credit Company,
               5.69%, 1/8/99 ..................................      14,983,404
                                                                   ------------
             TOTAL SHORT-TERM CORPORATE NOTES
               (COST $47,941,200) .............................      47,941,200
                                                                   ------------
             SECURITIES HELD UNDER
              REPURCHASE AGREEMENTS--1.7%
             Securities Held Under Repurchase
               Agreements, 4.70%, 1/4/99, with
               Bear, Stearns & Co. Inc., dtd
               12/31/98, repurchase price
               $11,608,043; collateralized by
               U.S.Treasury Strips (total par
               value $41,712,000 due
                8/15/21-8/15/23) ..............................      11,601,984
                                                                   ------------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $59,543,184) .............................      59,543,184
                                                                   ------------
TOTAL INVESTMENTS
  (COST $539,016,258)(A) ..............................   93.5%     644,408,565
Other Assets in Excess of Other Liabilities ...........    6.5       45,162,892
                                                         -----     ------------
NET ASSETS                                               100.0%     689,571,457
                                                         =====      ===========


--------------------------------------------------------------------------------
  * Non-income producing security.
  + Securities partially or fully on loan.
(a) At December 31, 1998, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $539,016,258, amounted to $105,392,307 which consisted of aggregate gross unrealized appreciation of $111,771,452 and aggregate gross unrealized depreciation of $6,379,145.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
================================================================================


                                                                             Year Ended December 31,
                                                  ------------------------------------------------------------------------------
                                                      1998           1997         1996             1995               1994
--------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of year                $  24.18       $  21.35      $  19.44        $  13.46           $ 13.72
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                          0.00(i)       (0.04)         0.03           (0.03)             0.00(i)
  Net realized and unrealized gain
    (loss) on investments                               6.95           3.20          2.29             6.01            (0.21)
---------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations                6.95           3.16          2.32             5.98            (0.21)
---------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                    --          (0.01)          --                --               --
  Distributions from net realized gains                (2.26)         (0.32)        (0.41)              --            (0.05)
----------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                             (2.26)         (0.33)        (0.41)              --            (0.05)
----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of year                      $  28.87       $  24.18      $  21.35        $   19.44          $ 13.46
==================================================================================================================================
  Total Return                                         30.30%         15.01%        11.90%           44.45%           (1.54%)
==================================================================================================================================
  Ratios and Supplemental Data:
    Net assets, end of year (000's omitted)         $689,571       $444,967      $394,847         $185,349          $62,178
==================================================================================================================================
    Ratio of expenses to average net assets             0.84%          0.84          0.84%            0.90%            0.97%
==================================================================================================================================
    Ratio of net investment income (loss) to
      average net assets                                0.00%         (0.15%)        0.08%          (0.25%)           0.03%
==================================================================================================================================
    Portfolio Turnover Rate                           152.21%        151.98%        90.97%          104.74%          83.96%
==================================================================================================================================

(i) Amount was computed based on average shares outstanding during the year.






                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1998


================================================================================

    SHARES    COMMON STOCKS--96.5%                                       VALUE
    ------                                                               -----
              BROADCASTING--4.1%
     32,000   Cablevision Systems Corp. Cl. A*. .................   $ 1,606,016
     30,000   Comcast Corp. Cl. A. Special ......................     1,760,640
     28,000   Infinity Broadcasting Corp. Cl. A.* ...............       766,500
                                                                    -----------
                                                                      4,133,156
                                                                    -----------
             BUSINESS SERVICES--2.5%
    33,700   IMS Health Inc. ....................................     2,542,261
                                                                    -----------
             COMMUNICATION EQUIPMENT--6.9%
    29,200   Ascend Communications, Inc.* .......................     1,919,900
    49,000   Cisco Systems, Inc.* ...............................     4,547,837
    23,000   Ericsson(LM)Telephone Co. ADR B. ...................       550,574
                                                                    -----------
                                                                      7,018,311
                                                                    -----------
             COMMUNICATIONS--9.7%
    29,500   America Online Inc. ................................     4,720,000
    14,000   COX Communications Inc. Cl. A.* ....................       967,750
    58,700   MCI Worldcom Inc.* .................................     4,211,725
                                                                    -----------
                                                                      9,899,475
                                                                    -----------
             COMPUTER RELATED &
             BUSINESS EQUIPMENT--4.4%
    36,500   Dell Computer Corp.* ...............................     2,671,361
    21,400   EMC Corp.* .........................................     1,819,000
                                                                    -----------
                                                                      4,490,361
                                                                    -----------
             COMPUTER SERVICES--4.0%
     2,500   eBay Inc.* .........................................       603,125
    4,000    Inktomi Corp.* .....................................       517,500
    10,000   Ticketmaster Online CitySearch Inc. Cl. B.* ........       560,000
    10,000   Yahoo Inc.* ........................................     2,369,375
                                                                    -----------
                                                                      4,050,000
                                                                    -----------
             COMPUTER SOFTWARE--7.4%
    10,000   Citrix Systems, Inc.* ..............................       970,630
    20,900   Compuware Corp.* ...................................     1,632,813
    35,600   Microsoft Corporation* .............................     4,937,293
                                                                    -----------
                                                                      7,540,736
                                                                    -----------
             CONGLOMERATE--2.8%
    37,730   Tyco International Ltd. ............................     2,846,276
                                                                    -----------
             DRUG DISTRIBUTION--2.8%
    37,500   Cardinal Health, Inc. ..............................     2,845,313
                                                                    -----------
             FINANCIAL SERVICES--10.9%
    23,100   Bank of New York Inc. ..............................       929,775
    52,000   Citigroup Inc. .....................................     2,574,000
    24,100   Federal Home Loan Mortgage Corporation .............     1,552,956
    25,000   First Union Corp. ..................................     1,520,325
    40,000   Kansas City Southern Industries Inc. ...............     1,967,520
    25,000   Morgan Stanley Dean Witter & Co. ...................     1,775,000
    20,000   U.S. Bancorp Inc. ..................................       710,000
                                                                    -----------
                                                                     11,029,576
                                                                    -----------
             FOOD CHAINS--2.4%
    39,900   Kroger Co.* ........................................     2,413,950
                                                                    -----------
             INSURANCE--2.3%
    24,350   American International Group, Inc. .................     2,352,819
                                                                    -----------
             MEDICAL DEVICES--2.0%
    20,000   Allegiance Corp. ...................................       932,500
    15,000   Medtronic, Inc. ....................................     1,113,750
                                                                    -----------
                                                                      2,046,250
                                                                    -----------
             PHARMACEUTICALS--10.0%
    25,000   Alza Corp.* ........................................     1,306,250
    20,100   Elan Corp PLC-ADR* .................................     1,398,216
    24,300   Pfizer Inc. ........................................     3,048,143
    32,400   Schering-Plough Corporation ........................     1,790,100
    35,100   Warner-Lambert Co. .................................     2,639,099
                                                                    -----------
                                                                     10,181,808
                                                                    -----------
             POLLUTION  CONTROL--2.2%
    48,240   Waste Management, Inc. .............................     2,249,190
                                                                    -----------
             RETAILING--18.1%
    15,500   Amazon.com Inc.* ...................................     4,979,375
    50,000   Bed Bath & Beyond Inc.* ............................     1,706,250
    10,000   Costco Companies Inc.* .............................       721,880
    18,000   CVS Corp. ..........................................       990,000
    50,000   Ethan Allen Interiors Inc. .........................     2,050,000
    56,400   Home Depot, Inc. ...................................     3,451,003
    10,000   Linens'n Things Inc.* ..............................       396,250
    27,000   Rite Aid Corp. .....................................     1,338,200
    34,200   Wal-Mart Stores Inc. ...............................     2,785,180
                                                                    -----------
                                                                     18,418,138
                                                                    -----------
             SEMICONDUCTORS--4.0%
    20,000   Intel Corp. ........................................     2,371,260
    20,000   Texas Instruments, Incorporated ....................     1,711,260
                                                                    -----------
                                                                      4,082,520
                                                                    -----------
             TOTAL COMMON STOCKS
               (COST $68,173,626) ...............................    98,140,140
                                                                    -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1998 (CONT'D)


================================================================================

 PRINCIPAL
  AMOUNT                                                             VALUE
  -------     SHORT-TERM INVESTMENTS--2.7%                           ------
              SHORT-TERM CORPORATE NOTES--1.9%
 $2,000,000   Bayerische Vereinsbank A.G.,
                 5.80%, 1/5/99 (COST $1,998,711) ...............  $  1,998,711
                                                                  ------------

              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--.8%
              Securities Held  Under Repurchase
                Agreements, 4.70%, 1/4/99, with
                Bear, Stearns & Co. Inc., dtd
                12/31/98, repurchase price
                $793,707; collateralized by U.S.
                Treasury Strips (par value
                $875,000 due 8/15/00)                                  793,293
                                                                  ------------
              TOTAL SHORT-TERM INVESTMENTS
                (COST $2,792,004)                                    2,792,004
                                                                  ------------
 TOTAL INVESTMENTS
  (COST $70,965,630)(A)                                 99.2%      100,932,144
Other Assets in Excess of Liabilities                     .8           777,381
                                                       -----      ------------
NET ASSETS                                             100.0%     $101,709,525
                                                       =====      ============













--------------------------------------------------------------------------------
  * Non-income producing security.
(a) At December 31, 1998, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $70,965,630, amounted to $29,966,514 which consisted of aggregate gross unrealized appreciation of $30,277,996 and aggregate gross unrealized depreciation of $311,482.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================

                                                                                                         From January 25, 1995
                                                                Year Ended December 31,                     (commencement of
                                                    -----------------------------------------------           operations)
                                                        1998             1997               1996         to December 31, 1995(i)
-----------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period             $    23.17          $    19.36        $   17.43               $  10.00
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                   (0.05)              (0.03)           (0.03)(ii)             (0.03)
   Net realized and unrealized gain on investments       12.99                3.84             2.14                   7.46
-----------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                  12.94                3.81             2.11                   7.43
   Distribution from net realized gains                  (1.21)                 --            (0.18)                    --
-----------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                  $     34.90          $    23.17        $   19.36               $  17.43
===================================================================================================================================
   Total Return                                          57.83%              19.68%           12.04%                 74.30%
===================================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of period (000's omitted)     $   101,710          $   53,488        $  34,925               $  5,497
===================================================================================================================================
     Ratio of expenses excluding interest to
         average net assets                               0.93%               0.96%            1.06%                  1.50
===================================================================================================================================
     Ratio of expenses including interest to
        average net assets                                0.96%               1.00%            1.09%                  1.56%
===================================================================================================================================
     Decrease reflected in above expense ratios
       due to expense reimbursements                        --                  --               --                   2.36%
===================================================================================================================================
     Ratio of net investment loss to average
        net assets                                       (0.27%)             (0.17%)          (0.15%)                (0.71%)
===================================================================================================================================
     Portfolio Turnover Rate                            143.59%             164.27%          102.10%                178.23%
===================================================================================================================================
Amount of debt outstanding at end of period                 --                  --               --                     --
===================================================================================================================================
Average amount of debt outstanding during
      the period                                    $  246,101          $  201,644       $   76,079               $  8,122
===================================================================================================================================
Average daily number of shares outstanding
     during the period                               2,480,478           2,135,458        1,107,187                 75,460
===================================================================================================================================
Average amount of debt per share during the
     period                                         $     0.10          $     0.09      $      0.07               $   0.11
====================================================================================================================================

 (i) Ratios have been  annualized;  total  return has not been  annualized.
(ii) Amount was computed based on average shares outstanding during the period.









                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF ASSETS AND LIABILITIES


DECEMBER 31, 1998
================================================================================

                                                             AMERICAN          AMERICAN
                                                               SMALL             INCOME
                                            AMERICAN         CAPITALIZA-           AND
                                             GROWTH            TION              GROWTH
                                            PORTFOLIO         PORTFOLIO         PORTFOLIO
-------------------------------------------------------------------------------------------
ASSETS:
  Investments in securities, at value
    (identified cost*)--see accompany-
    ing schedules of investments           $1,880,999,442    $1,221,201,995  $77,967,702
  Receivable for investment securities
    sold                                       67,223,370         7,281,631           --
  Receivable for shares of beneficial
    interest sold                               2,140,294         4,607,505       62,245
  Interest and dividends receivable               545,459           355,394       29,533
  Other assets                                     36,231            40,075        1,444
----------------------------------------------------------------------------------------
      Total Assets                          1,950,944,796     1,233,486,600   78,060,924
-----------------------------------------------------------------------------------------
LIABILITIES:
  Payable for investment securities
     purchased                                 29,424,198                --           --
  Payable for shares of beneficial
     interest redeemed                         14,531,520        16,035,380       79,100
  Accrued investment management fees            1,135,764           798,623       38,673
  Accrued expenses                                134,361            68,857       17,530
-----------------------------------------------------------------------------------------
      Total Liabilities                        45,225,843        16,902,860      135,303
-----------------------------------------------------------------------------------------
NET ASSETS                                 $1,905,718,953    $1,216,583,740  $77,925,621
=========================================================================================
NET ASSETS CONSIST OF:
     Paid-in capital                       $1,161,760,391    $  828,708,591  $53,542,097
     Undistributed net investment
       income (accumulated loss)                3,387,974        (9,405,907)     192,762
     Undistributed net realized gain          223,786,903       122,429,949    5,428,667
  Net unrealized appreciation                 516,783,685       274,851,107   18,762,095
-----------------------------------------------------------------------------------------
NET ASSETS                                 $1,905,718,953    $1,216,583,740  $77,925,621
=========================================================================================
Shares of beneficial interest
    outstanding--Note 6                        35,808,945        27,669,504    5,937,397
=========================================================================================
NET ASSET VALUE PER SHARE                 $         53.22   $         43.97  $     13.12
=========================================================================================
*Identified cost                          $1,364,215,757    $   946,350,888  $59,205,607
 ========================================================================================


                                                            AMERICAN      AMERICAN
                                             AMERICAN       MIDCAP        LEVERAGED
                                              BALANCED       GROWTH         ALLCAP
                                             PORTFOLIO      PORTFOLIO    PORTFOLIO
------------------------------------------------------------------------------------
ASSETS:
  Investments in securities, at value
    (identified cost*)--see accompany-
    ing schedules of investments            $27,839,646    $644,408,565   $100,932,144
  Receivable for investment securities
    sold                                        585,165      52,345,195        919,769
  Receivable for shares of beneficial
    interest sold                                52,575       4,853,289        168,553
  Interest and dividends receivable             122,171         268,911         13,148
  Other assets                                      445          13,915          1,584
--------------------------------------------------------------------------------------
      Total Assets                           28,600,002     701,889,875    102,035,198
--------------------------------------------------------------------------------------
LIABILITIES:
  Payable for investment securities
     purchased                                  363,447      11,593,130            --
  Payable for shares of beneficial
     interest redeemed                              478          262,138       239,244
  Accrued investment management fees             16,845          420,617        65,807
  Accrued expenses                               10,912           42,533        20,622
---------------------------------------------------------------------------------------
      Total Liabilities                         391,682       12,318,418       325,673
---------------------------------------------------------------------------------------
NET ASSETS                                  $28,208,320     $689,571,457  $101,709,525
=======================================================================================
NET ASSETS CONSIST OF:
     Paid-in capital                        $20,583,206          $475,42  $ 61,621,845
     Undistributed net investment
       income (accumulated loss)                422,191         (971,480)     (298,637)
     Undistributed net realized gain          2,140,871      109,730,292    10,419,803
  Net unrealized appreciation                 5,062,052      105,392,307    29,966,514
---------------------------------------------------------------------------------------
NET ASSETS                                  $28,208,320     $689,571,457  $101,709,525
=======================================================================================
Shares of beneficial interest
    outstanding--Note 6                       2,173,431       23,881,618     2,914,691
=======================================================================================
NET ASSET VALUE PER SHARE                   $     12.98     $      28.87  $      34.90
=======================================================================================
*Identified cost                            $22,777,594     $539,016,258  $ 70,965,630
 ======================================================================================










                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 1998
================================================================================

                                                                  AMERICAN          AMERICAN
                                                                    SMALL             INCOME
                                                    AMERICAN     CAPITALIZA-            AND
                                                     GROWTH         TION              GROWTH
                                                   PORTFOLIO     PORTFOLIO           PORTFOLIO
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income:
    Interest                                    $  6,378,360    $  3,990,237     $    216,449
    Dividends                                      7,822,844       3,040,556          377,898
-----------------------------------------------------------------------------------------------
      Total Income                                14,201,204       7,030,793          594,347
-----------------------------------------------------------------------------------------------
  Expenses:
    Management fees-- Note 3(a)                   10,304,264       8,665,222          365,820
    Interest on line of credit utilized                   --              --               --
    Custodian fees                                   301,295         244,875           24,056
    Transfer agent fees                                2,500           2,500            2,500
    Professional fees                                 55,065          37,650            5,351
    Trustees' fees                                     3,750           3,750            3,750
    Miscellaneous                                    162,118         101,950           10,883
-----------------------------------------------------------------------------------------------
      Total Expenses                              10,828,992       9,055,947          412,360
-----------------------------------------------------------------------------------------------
   Net Investment Income (Loss)                    3,372,212      (2,025,154)         181,987
-----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
      GAIN ON INVESTMENTS
       Net realized gain on investments          223,813,556     122,430,214        5,444,249
       Net change in unrealized appreciation
         on investments                          338,483,830      51,310,113       11,504,771
-----------------------------------------------------------------------------------------------
      Net realized and unrealized gain
        on investments                           562,297,386     173,740,327       16,949,020
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS                                    $565,669,598    $171,715,173      $17,131,007
===============================================================================================





                                                                 AMERICAN        AMERICAN
                                                   AMERICAN       MIDCAP        LEVERAGED
                                                    BALANCED       GROWTH         ALLCAP
                                                   PORTFOLIO     PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income:
    Interest                                $     543,563     $ 2,334,780      $   154,673
    Dividends                                      76,299       2,014,176          304,913
------------------------------------------------------------------------------------------
      Total Income                                619,862       4,348,956          459,586
------------------------------------------------------------------------------------------
  Expenses:
    Management fees-- Note 3(a)                   154,672       4,156,932          567,333
    Interest on line of credit utilized                --              --           21,006
    Custodian fees                                 18,875         130,055           26,946
    Transfer agent fees                             2,500           2,500            2,500
    Professional fees                               3,923          20,937            5,555
    Trustees' fees                                  3,750           3,750            3,750
    Miscellaneous                                   5,935          39,194           11,455
------------------------------------------------------------------------------------------
      Total Expenses                              189,655       4,353,368          638,545
------------------------------------------------------------------------------------------
   Net Investment Income (Loss)                   430,207          (4,412)        (178,959)
------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
      GAIN ON INVESTMENTS
       Net realized gain on investments         2,135,374     112,933,261       10,343,897
       Net change in unrealized appreciation
         on investments                         3,469,514      35,788,129       23,275,972
------------------------------------------------------------------------------------------
      Net realized and unrealized gain
        on investments                          5,604,888     148,721,390       33,619,869
------------------------------------------------------------------------------------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS                                $   6,035,095   $ 148,716,978      $ 33,440,910
===========================================================================================



                       See Notes to Financial Statements.

 THE ALGER AMERICAN FUND
 ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
 STATEMENT OF CASH FLOWS


 FOR THE YEAR ENDED DECEMBER 31, 1998
================================================================================

--------------------------------------------------------------------------------
       INCREASE (DECREASE) IN CASH
       Cash flows from operating activities:
        Interest received                                          $    154,017
        Dividends received                                              321,648
        Interest paid                                                   (21,044)
        Operating expenses paid                                        (591,266)
        Purchase of short-term securities, net                         (372,727)
        Purchase of portfolio securities                           (106,914,674)
        Proceeds from disposition of portfolio securities            92,576,905
        Other                                                               514
     ---------------------------------------------------------------------------
          Net cash used in operating activities                     (14,846,627)
     ---------------------------------------------------------------------------
       Cash flows from financing activities:
        Dividends paid                                               (2,761,338)
        Proceeds from shares sold and dividends reinvested           40,194,208
        Payments on shares redeemed                                 (22,586,243)
     ---------------------------------------------------------------------------
          Net cash provided by financing activities                  14,846,627
     --------------------------------------------------------------------------
       Net increase in cash                                                  --
       Cash--beginning of year                                               --
     --------------------------------------------------------------------------
       Cash--end of year                                             $       --
     ==========================================================================
       RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES:
       Net increase in net assets resulting from operations         $33,440,910
       Increase in investments                                      (13,790,727)
       Increase in receivable for investments sold                     (919,769)
       Decrease in interest and dividends receivable                     16,079
       Net realized gain                                            (10,343,897)
       Net increase in unrealized appreciation                      (23,275,972)
       Increase in accrued expenses                                      26,235
       Net decrease in other assets                                         514
     ---------------------------------------------------------------------------
       Net cash used in operating activities                      $ (14,846,627)
     ===========================================================================





                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                   AMERICAN
                                                                 AMERICAN            INCOME
                                             AMERICAN              SMALL              AND
                                               GROWTH        CAPITALIZATION          GROWTH
                                             PORTFOLIO          PORTFOLIO          PORTFOLIO
----------------------------------------------------------------------------------------------

   Net investment income (loss)         $     3,372,212    $    (2,025,154)   $       181,987
   Net realized gain on investments         223,813,556        122,430,214          5,444,249
   Net change in unrealized appreciation
     on investments                         338,483,830         51,310,113         11,504,771
----------------------------------------------------------------------------------------------
  Net increase in net assets resulting
   from operations                          565,669,598        171,715,173         17,131,007
  Dividends to shareholders:
     Net investment income                   (3,246,329)               --            (194,463)
     Net realized gains                    (198,381,152)      (131,575,498)        (5,380,156)
  Net increase from
    shares of beneficial
    interest transactions-- Note 6          469,147,944        178,858,157         18,970,341
----------------------------------------------------------------------------------------------
    Total increase                          833,190,061        218,997,832         30,526,729
  Net Assets
    Beginning of year                     1,072,528,892        997,585,908         47,398,892
----------------------------------------------------------------------------------------------
   End of year                          $ 1,905,718,953    $ 1,216,583,740    $    77,925,621
==============================================================================================
   Undistributed net investment income
       (accumulated loss)               $     3,387,974    $    (9,405,907)   $       192,762
 =============================================================================================


                                                                 AMERICAN            AMERICAN
                                              AMERICAN             MIDCAP            LEVERAGED
                                              BALANCED             GROWTH             ALLCAP
                                              PORTFOLIO           PORTFOLIO          PORTFOLIO
------------------------------------------------------------------------------------------------
   Net investment income (loss)            $       430,207    $        (4,412)   $      (178,959)
   Net realized gain on investments              2,135,374        112,933,261         10,343,897
   Net change in unrealized appreciation
     on investments                              3,469,514         35,788,129         23,275,972
------------------------------------------------------------------------------------------------
  Net increase in net assets resulting
   from operations                               6,035,095        148,716,978         33,440,910
  Dividends to shareholders:
     Net investment income                        (295,352)                --                 --
     Net realized gains                         (1,311,952)       (41,830,668)        (2,761,338)
  Net increase from
    shares of beneficial
    interest transactions-- Note 6               7,166,779        137,718,447         17,541,955
------------------------------------------------------------------------------------------------
    Total increase                              11,594,570        244,604,757         48,221,527
  Net Assets
    Beginning of year                           16,613,750        444,966,700         53,487,998
------------------------------------------------------------------------------------------------
   End of year                             $    28,208,320    $   689,571,457    $   101,709,525
================================================================================================
   Undistributed net investment income
       (accumulated loss)                  $       422,191    $      (971,480)   $      (298,637)
 ================================================================================================

THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

                                                                                 AMERICAN
                                                               AMERICAN           INCOME
                                              AMERICAN           SMALL             AND
                                              GROWTH        CAPITALIZATION        GROWTH
                                             PORTFOLIO         PORTFOLIO         PORTFOLIO
---------------------------------------------------------------------------------------------
Net investment income (loss)            $     3,277,196    $    (1,820,125)   $   195,876
Net realized gain on investments            199,900,299        139,147,522      5,378,374
Net change in unrealized appreciation
  on investments                             49,343,495         22,504,405      4,254,496
---------------------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                           252,520,990        159,831,802      9,828,746

Dividends to shareholders:
  Net investment income                      (3,760,721)                --       (141,500)
  Net realized gains                         (6,810,754)       (54,749,439)    (1,170,590)
Net increase (decrease) from
  shares of beneficial interest
  transactions-- Note 6                    (160,448,991)      (577,014,924)    17,971,996
---------------------------------------------------------------------------------------------
       Total increase (decrease)             81,500,524       (471,932,561)    26,488,652
Net Assets
  Beginning of year                         991,028,368      1,469,518,469     20,910,240
 --------------------------------------------------------------------------------------------
  End of year                            $1,072,528,89     $   997,585,908    $47,398,892
=============================================================================================
  Undistributed net investment income
       (accumulated loss)                $   3,262,091     $    (7,380,753)   $   205,238
=============================================================================================




                                                          AMERICAN     AMERICAN
                                            AMERICAN        MIDCAP     LEVERAGED
                                            BALANCED        GROWTH      ALLCAP
                                             PORTFOLIO     PORTFOLIO  PORTFOLIO
-----------------------------------------------------------------------------------
Net investment income (loss)            $   294,655    $   (653,590)  $   (79,311)
Net realized gain on investments          1,319,306      38,971,626     3,587,761
Net change in unrealized appreciation
  on investments                            756,566      20,863,695     4,257,904
-----------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                         2,370,527      59,181,731
                                                                        7,766,354
Dividends to shareholders:
  Net investment income                    (155,278)       (250,596)           --
  Net realized gains                       (210,546)     (6,110,692)           --
Net increase (decrease) from
  shares of beneficial interest
  transactions-- Note 6                   4,123,363      (2,700,477)   10,796,374
-----------------------------------------------------------------------------------
       Total increase (decrease)          6,128,066      50,119,966    18,562,728
Net Assets
  Beginning of year                      10,485,684     394,846,734    34,925,270
-----------------------------------------------------------------------------------
  End of year                           $16,613,750    $444,966,700   $53,487,998
 ==================================================================================
  Undistributed net investment income
       (accumulated loss)               $   287,336    $   (967,068)  $  (119,678)
==================================================================================


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1998
================================================================================

NOTE 1--GENERAL:

The Alger  American  Fund (the  "Fund") is a  diversified,  open-end  registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing six series of shares of beneficial interest: American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio (collectively the "Portfolios"). The American Growth Portfolio, American Small Capitalization Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The American Income and Growth Portfolio's primary investment objective is to provide a high level of dividend income by investing primarily in dividend-paying equity securities; capital appreciation is a secondary objective. The American Balanced Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

(a) INVESTMENT VALUATION: Investments of the Portfolios are valued on each day the New York Stock Exchange ("NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and the asked price, or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued according to procedures established by the Board of Trustees to determine fair value in good faith.

Securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

(b) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on a trade date basis. Resulting receivables and payables are carried at amounts which approximate fair value. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

(c) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions, primarily U.S. Government securities dealers. The repurchase agreements are collateralized by U.S. Government securities which are verified by the investment manager as being either received and held in physical possession by the custodian or as having been received by such custodian in book-entry form through the Federal Reserve book-entry system. The investment manager monitors the value of the collateral at the time the repurchase agreement is entered into and on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

(d) LENDING OF PORTFOLIO SECURITIES: The Portfolios lend their securities to financial institutions, including an affiliate of the custodian, provided that the market value of securities loaned will not at any time exceed one-third of the Portfolio's total assets, as defined. The Portfolios earn fees on the securities loaned which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the investment manager ensures that the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100 percent of the current market value of the loaned securities. At December 31, 1998, the value of securities loaned and collateral received thereon were as follows:

                                             Value of
                                            Securities                Value of
                                              Loaned                Collateral
                                           ------------            ------------
American Growth Portfolio ..............    $ 4,758,109             $ 4,884,033
American Small Capitalization
  Portfolio ............................    63,585,006               64,909,546
American Income and Growth
  Portfolio ............................            --                       --
American Balanced Portfolio ............        106,932                 110,237
American MidCap Growth
  Portfolio ............................     27,724,121              28,330,588
American Leveraged AllCap
  Portfolio ............................             --                      --

(e)  DIVIDENDS  TO  SHAREHOLDERS:   Dividends  anddistributions payable to
shareholders are recorded by the Fund on the ex-dividend date.

Dividends from net investment income are declared and paid annually.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)


DECEMBER 31, 1998
================================================================================


Distributions from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

(f) FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income, including net realized capital gains, of each Portfolio to its respective shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance.

(g) EXPENSES: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them.

(h) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement (the "Agreement") with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and computed based on the average daily net assets of each Portfolio at the following annual rates:

American Growth Portfolio..............................................    .750%
American Small Capitalization Portfolio................................    .850
American Income and Growth Portfolio...................................    .625
American Balanced Portfolio............................................    .750
American MidCap Growth Portfolio.......................................    .800
American Leveraged AllCap Portfolio....................................    .850

Each Agreement further provides that if in any fiscal year the aggregate expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, of the American Growth Portfolio exceed 1.50%; the American Small Capitalization Portfolio exceed 1.50%; the American Income and Growth Portfolio exceed 1.25%; the American Balanced Portfolio exceed 1.25%; the American MidCap Growth Portfolio exceed 1.50% and the American Leveraged AllCap Portfolio exceed 1.50% of the average daily net assets of the applicable Portfolio, Alger Management will reimburse that Portfolio for the excess expenses.

(b) BROKERAGE COMMISSIONS: During the year ended December 31, 1998, the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and the American Leveraged AllCap Portfolio paid Fred Alger & Company, Incorporated ("Alger Inc.") $3,372,838, $2,535,652, $171,919, $31,609,
$1,636,242   and  $168,804,   respectively,   in  connection   with   securities
transactions.

(c) TRANSFER AGENCY FEES: The Fund has entered into a transfer agency agreement with Alger Shareholder Services, Inc. ("Services"), an affiliate of Alger Management, whereby Services will act as transfer agent for the Fund for a fee of $2,500 per year, per Portfolio, plus out-of-pocket expenses.

(d) Certain trustees and officers of the Fund are directors and officers of Alger Management, Alger Inc. and Services.

NOTE 4--SECURITIES TRANSACTIONS:

Purchases and sales of securities, other than short-term securities, for the year ended December 31, 1998, were as follows:

                                                   PURCHASES          SALES
                                                  -----------      -----------
American Growth Portfolio...................    $1,723,985,203   $1,598,358,938
American Small Capitalization
  Portfolio.................................     1,360,996,321    1,371,887,498
American Income and Growth
  Portfolio.................................        84,664,292       72,045,184
American Balanced Portfolio.................        19,187,530       16,675,060
American MidCap Growth
  Portfolio.................................       751,122,359      726,513,142
American Leveraged AllCap
  Portfolio.................................       106,914,674       93,496,190

NOTE 5--LINE OF CREDIT:

The American Leveraged AllCap Portfolio has a line of credit with its custodian bank whereby it may borrow up to one-third of the value of its assets, as defined, up to a maximum of $25,000,000. Such borrowings have a variable interest rate and are payable on demand. To the extent American Leveraged AllCap Portfolio borrows under this line, it must pledge securities with a total value of at least twice the amount borrowed. During the year ended December 31, 1998, the American Leveraged AllCap Portfolio had borrowings which averaged $246,101 at a weighted average interest rate of 8.42%.

NOTE 6--SHARE CAPITAL:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS  (CONT'D)



DECEMBER 31, 1998
--------------------------------------------------------------------------------
During the year ended December 31, 1998, transactions of shares of beneficial interest were as follows:
                                        SHARES         AMOUNT
                                        ------         ------
American Growth
  Portfolio:
    Shares sold................      22,276,285   $1,015,249,072
    Dividends reinvested.......       4,809,435      201,563,406
                                    -----------   --------------
                                     27,085,720    1,216,812,478
    Shares redeemed............     (16,358,040)    (747,664,534)
                                    -----------   --------------
      Net increase.............      10,727,680   $  469,147,944
                                    ===========   ==============

                                        SHARES         AMOUNT
                                        ------         ------
American Small Capitalization
   Portfolio:
    Shares sold................      33,401,217   $1,342,889,723
    Dividends reinvested.......       3,247,801      131,568,417
                                    -----------   --------------
                                     36,649,018    1,474,458,140
    Shares redeemed............     (31,781,393)  (1,295,599,983)
                                    -----------   --------------
      Net increase.............       4,867,625   $  178,858,157
                                    ===========   ==============

                                        SHARES         AMOUNT
                                        ------         ------
American Income and Growth
   Portfolio:
    Shares sold................       2,355,653   $   27,413,251
    Dividends reinvested.......         504,168        5,571,055
                                    -----------   --------------
                                      2,859,821       32,984,306
    Shares redeemed............      (1,236,899)     (14,013,965)
                                    -----------   --------------
      Net increase.............       1,622,922   $   18,970,341
                                    ===========   ==============

                                        SHARES         AMOUNT
                                        ------         ------
American Balanced
   Portfolio:
    Shares sold................         781,832   $    8,989,415
    Dividends reinvested.......         146,968        1,604,892
                                    -----------   --------------
                                        928,800       10,594,307
    Shares redeemed............        (299,561)      (3,427,528)
                                    -----------   --------------
      Net increase.............         629,239   $    7,166,779
                                    ===========   ==============

                                        SHARES         AMOUNT
                                        ------         ------
American MidCap Growth
   Portfolio:
    Shares sold................      14,298,667   $  361,534,632
    Dividends reinvested.......       1,688,763       41,830,666
                                    -----------   --------------
                                     15,987,430      403,365,298
    Shares redeemed............     (10,509,008)    (265,646,851)
                                    -----------   --------------
      Net increase.............       5,478,422   $  137,718,447
                                    ===========   ==============

                                        SHARES         AMOUNT
                                        ------         ------
American Leveraged AllCap
   Portfolio:
    Shares sold................       1,353,912   $   37,604,075
    Dividends reinvested.......         107,618        2,731,336
                                    -----------   --------------
                                      1,461,530       40,335,411
    Shares redeemed............        (854,961)     (22,793,456)
                                    -----------   --------------
      Net increase.............         606,569   $   17,541,955
                                    ===========   ==============

During the year ended December 31, 1997, transactions of shares of beneficial interest were as follows:
                                        SHARES         AMOUNT
                                        ------         ------
American Growth
  Portfolio:
    Shares sold................      16,488,837   $  655,951,502
    Dividends reinvested.......         283,342       10,571,475
                                    -----------   --------------
                                     16,772,179      666,522,977
    Shares redeemed............     (20,559,387)    (826,971,968)
                                    -----------   --------------
      Net decrease.............      (3,787,208)  $ (160,448,991)
                                    ===========   ==============

                                        SHARES         AMOUNT
                                        ------         ------
American Small Capitalization
   Portfolio:
    Shares sold................      24,762,826   $1,038,991,957
    Dividends reinvested.......       1,463,106       54,749,439
                                    -----------   --------------
                                     26,225,932    1,093,741,396
    Shares redeemed............     (39,348,743)  (1,670,756,320)
                                    -----------   --------------
      Net decrease.............     (13,122,811)  $ (577,014,924)
                                    ===========   ==============

                                        SHARES         AMOUNT
                                        ------         ------
American Income and Growth
   Portfolio:
    Shares sold................       2,857,584   $   27,984,376
    Dividends reinvested.......         142,001        1,312,090
                                    -----------   --------------
                                      2,999,585       29,296,466
    Shares redeemed............      (1,167,593)     (11,324,470)
                                    -----------   --------------
      Net increase.............       1,831,992   $   17,971,996
                                    ===========   ==============

                                        SHARES         AMOUNT
                                        ------         ------
American Balanced
   Portfolio:
    Shares sold................         592,297   $    6,003,090
    Dividends reinvested.......          38,027          365,824
                                    -----------   --------------
                                        630,324        6,368,914
    Shares redeemed............        (220,624)      (2,245,551)
                                    -----------   --------------
      Net increase.............         409,700   $    4,123,363
                                    ===========   ==============

                                        SHARES         AMOUNT
                                        ------         ------
American MidCap Growth
   Portfolio:
    Shares sold................      14,279,060   $  328,791,802
    Dividends reinvested.......         297,953        6,361,288
                                    -----------   --------------
                                     14,577,013      335,153,090
    Shares redeemed............     (14,668,073)    (337,853,567)
                                    -----------   --------------
      Net decrease.............         (91,060)  $   (2,700,477)
                                    ===========   ==============

                                        SHARES         AMOUNT
                                        ------         ------
American Leveraged AllCap
   Portfolio:
    Shares sold................       1,381,000   $   30,139,481
    Shares redeemed............        (876,756)     (19,343,107)
                                    -----------   --------------
      Net increase.............         504,244   $   10,796,374
                                    ===========   ==============

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


TO THE SHAREHOLDERS AND
      BOARD OF TRUSTEES OF THE ALGER AMERICAN FUND

We have audited the accompanying statements of assets and liabilities of The Alger American Fund (a Massachusetts business trust comprising, respectively, the Alger American Growth Portfolio, Alger American Small Capitalization Portfolio, Alger American Income and Growth Portfolio, Alger American Balanced Portfolio, Alger American MidCap Growth Portfolio and Alger American Leveraged AllCap Portfolio), including the schedules of investments, as of December 31, 1998, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Alger American Fund as of December 31, 1998, the results of their operations and cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

New York, New York
January 29, 1999

APPENDIX

CORPORATE BOND RATINGS

    Bonds rated Aa by Moody's Investors Service, Inc. ("Moody's") are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating), they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds that are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment in the future.

    Moody's Baa rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

    Bonds rated Ba by Moody's are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B by Moody's generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any period of time may be small.

    Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

    Bonds rated AA by Standard & Poor's Corporation ("S&P") are judged by S&P to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (S&P's highest rating). Bonds rated AAA are considered by S&P to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. With A bonds, as with AAA bonds, prices move with the long-term money market. Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. S&P's BBB rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative elements begin to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest-rated that qualifies for commercial bank investment. Bonds rated BB and B by S&P are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. These ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Bonds rated AAA by Fitch Investors Service, Inc. ("Fitch") are judged by Fitch to be strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes

APPENDIX
(continued)

in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

    Bonds rated Duff-1 are judged by Duff and Phelps, Inc. ("Duff") to be of the highest credit quality with negligible risk factors; only slightly more than U.S. Treasury debt. Bonds rated Duff-2, 3 and 4 are judged by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

COMMERCIAL PAPER RATINGS

    Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1, or related supporting institutions, are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2, or related supporting institutions, are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample liquidity is maintained.

    Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

    The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

    The rating Duff-l is the highest commercial paper rating assigned by Duff. Paper rated Duff-l is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits



Exhibit No.                     Description of Exhibit
-------------                   ----------------------

  (a-1)      Agreement and Declaration of Trust (l) [EDGAR 4/98]

  (a-2) Written Consent of the Sole Trustee of the Trust amending the Agreement and Declaration of Trust (1)

  (a-3) Amendment to Registrant's Agreement and Declaration of Trust to establish the Alger American Fixed Income Portfolio (3)

  (a-4) Certificate of Designation relating to the Alger American MidCap Growth Portfolio (5) [EDGAR 4/98]

  (a-5) Certificate of Designation relating to the Alger American Leveraged AllCap Portfolio (6) [EDGAR 4/98]

  (b)        By-laws of Registrant (l) [EDGAR 4/98]

  (c)        See Exhibits (a-1) and (b)

Exhibit No.                   Description of Exhibit
-----------                   ----------------------


  (d-1) Investment Management Agreement for the Alger American Balanced Portfolio (4) [EDGAR 4/98]

  (d-2) Investment Management Agreement for the Alger American MidCap Growth Portfolio (5) [EDGAR 4/98]

  (d-3) Investment Management Agreement for the Alger American Leveraged AllCap Portfolio (6) [EDGAR 4/98]

  (d-4)     Investment   Management  Agreement  for  the  Alger  American  Money
            Market Portfolio (3) [EDGAR 4/98]

  (d-5)     Investment   Management  Agreement  for  the  Alger  American Income
            and Growth Portfolio (3) [EDGAR 4/98]

  (d-6)     Investment   Management  Agreement  for  the  Alger  American  Small
            Capitalization Portfolio (3) [EDGAR 4/98]

  (d-7)     Investment   Management  Agreement  for  the  Alger  American Growth
            Portfolio (3) [EDGAR 4/98]

  (e)       Distribution Agreement (3) [EDGAR 4/98]


 (g-1)      Form of Custody Agreement (2)

 (g-2) Form of Supplement to Custody Agreement relating to the Alger American Fixed Income Portfolio (3)

 (g-3)      Amendment 1 to Custody Agreement (7)

  (h)       Transfer Agency Agreement (7)


  (i-1)     Opinions of Sullivan & Worcester (6)


  (i-2)     Opinion and Consent of Sullivan & Worcester (8)

  (j)       Consent of Arthur Andersen LLP

  (l-1) Purchase Agreement relative to the shares of the Alger American Money Market, Income and Growth, Small Capitalization and Growth Portfolios (2) [EDGAR 4/98]

  (l-2) Purchase Agreement relative to the shares of the Alger American Fixed Income Portfolio (3)

  (l-3) Purchase Agreement relative to the shares of the Alger American MidCap Growth Portfolio (5) [EDGAR 4/98]

  13(d) Purchase Agreement relative to the shares of the Alger American Leveraged AllCap Portfolio (6) [EDGAR 4/98]

  (p) Powers of Attorney executed by David D. Alger, Gregory S. Duch, Stephen E. O'Neil, Nathan E. Saint-Amand and B. Joseph White (8)

-----------

(1) Incorporated by reference to Registrant's Registration Statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "SEC") on May 6, 1988.

(2)  Incorporated  by  reference  to  Pre-Effective   Amendment  No.  2  to  the
     Registration Statement ("Pre-Effective Amendment No. 2") filed with the SEC on July 22, 1988.

(3) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement ("Post-Effective Amendment No. 1") filed with the SEC on January 23, 1989.

(4) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement filed with the SEC on August 3, 1992.

(5) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement filed with the SEC on March 5, 1993.

(6) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement filed with the SEC on March 2, 1994.

(7) Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement filed with the SEC on April 9, 1998.

(8) Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed with the SEC on March 2, 1999.

Item 24.  Persons Controlled by or Under Common Control with Registrant

                    None.

Item 25.  Indemnification

     Under Section 8.4 of Registrant's Agreement and Declaration of Trust any past or present Trustee or officer of Registrant (including persons who serve at Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise [hereinafter referred to as a "Covered Person"]) is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Agreement and Declaration of Trust and either (i) the Covered Person provides security for such undertaking, (ii) Registrant is insured against losses from such advances or (iii) the disinterested Trustees or independent legal counsel determines, in the manner specified in the Agreement and Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "SEC") such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

     Alger Management, which serves as investment manager to Registrant, is generally engaged in rendering investment advisory services to institutions and, to a lesser extent, individuals. Alger Management presently serves as investment adviser to one closed-end investment company and to three other open-end investment companies. The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Alger Management during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Alger Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-06709).

Item 27.  Principal Underwriter

     (a) Alger Inc. acts as principal underwriter for Registrant, The Alger Retirement Fund, Spectra Fund and The Alger Fund and has acted as subscription agent for Castle Convertible Fund, Inc.

     (b) The information required by this Item 27 with respect to each director, officer or partner of Alger Inc. is incorporated by reference to Schedule A of Form BD filed by Alger Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-6423).

     (c) Not applicable.

Item 28.  Location of Accounts and Records

     All accounts and records of Registrant are maintained by Mr. Gregory
S. Duch, Fred Alger & Company, Incorporated, 30 Montgomery Street, Jersey City, NJ 07302.

Item 29.  Management Services

     Not applicable.

Item 30.  Undertakings

     Not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Registrant certifies that this Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1993 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 15th day of April, 1999.



                                            THE ALGER AMERICAN FUND

                                            By: /s/ David D. Alger
                                                --------------------------------
                                                  David D. Alger, President



ATTEST: /s/ Gregory S. Duch
        -------------------------------
        Gregory S. Duch, Treasurer

     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                     Title                              Date
       ---------                     -----                              ----

*                                    Chairman of the Board        April 15, 1999
---------------------------------
      Fred M. Alger III


 /s/ David D. Alger                  President and Trustee        April 15, 1999
----------------------------------     (Chief Executive Officer)
      David D. Alger

/s/ Gregory S. Duch                  Treasurer                    April 15, 1999
- --------------------------------     (Chief Financial and
      Gregory S. Duch                 Accounting Officer)

*                                    Trustee                      April 15, 1999
----------------------------------
      Nathan E. Saint-Amand

*                                    Trustee                      April 15, 1999
----------------------------------
      Stephen E. O'Neil

*                                    Trustee                      April 15, 1999
----------------------------------
      Arthur M. Dubow

*                                    Trustee                      April 15, 1999
----------------------------------
      John T. Sargent

*                                    Trustee                      April 15, 1999
----------------------------------
       B. Joseph White

*By: /s/ Gregory S. Duch
- --------------------------------
      Gregory S. Duch
      Attorney-In-Fact

                        Securities Act File No. 33-21722
                    Investment Company Act File No. 811-5550

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

                                                                     ---
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              ---

                                                                     ---
     Pre-Effective Amendment No.                                     ---



                                                                     ---
     Post-Effective Amendment No. 17                                   X
                                                                     ---




                                     and/or

                                                                     ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      ---



                                                                     ---
     Amendment No. 19                                                  x
                                                                     ---




                        (Check appropriate box or boxes)

                             THE ALGER AMERICAN FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                           --------------------------
                                 E X H I B I T S
                           --------------------------

                                INDEX TO EXHIBITS

Exhibit                                                Page Number in Sequential
  No.                                                         Number System
--------                                               -------------------------
 (j)             Consent of Independent Accountants